UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2025

Date of reporting period: September 30, 2024

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) [17 CFR § 270.30e-1], is attached hereto.

KraneShares Trust

KraneShares CSI China Internet ETF

Ticker: KWEB

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares CSI China Internet ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kweb/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares CSI China Internet ETF	$41	0.70%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,208,815,734	33	$17,873,683	25%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Consumer Discretionary 45.8%
Communication Services 35.8%
Consumer Staples 6.6%
Real Estate 4.2%
Financials 3.8%
Industrials 3.3%
Short-Term Investment 1.1%
Health Care 0.2%

Value	Value
Health Care	0.2%
Short-Term Investment	1.1%
Industrials	3.3%
Financials	3.8%
Real Estate	4.2%
Consumer Staples	6.6%
Communication Services	35.8%
Consumer Discretionary	45.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alibaba Group Holding	11.0%
Tencent Holdings	9.9%
Meituan, Cl B	9.1%
JD.com, Cl A	7.2%
PDD Holdings ADR	6.3%
KE Holdings ADR	4.2%
Trip.com Group	4.1%
Baidu, Cl A	3.7%
Bilibili, Cl Z	3.6%
Kuaishou Technology, Cl B	3.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kweb/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-1

KraneShares Trust

KraneShares Bosera MSCI China A 50 Connect Index ETF

Ticker: KBA

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares Bosera MSCI China A 50 Connect Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kba/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Bosera MSCI China A 50 Connect Index ETF	$31	0.56%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$186,361,118	86	$488,363	19%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Financials
21.1%
Industrials
16.0%
Information Technology
14.5%
Consumer Staples
12.8%
Materials
10.1%
Consumer Discretionary
7.0%
Health Care
6.9%
Utilities
4.8%
Energy
3.7%
Communication Services
1.3%
Real Estate
1.2%

Value	Value
Real Estate	1.2%
Communication Services	1.3%
Energy	3.7%
Utilities	4.8%
Health Care	6.9%
Consumer Discretionary	7.0%
Materials	10.1%
Consumer Staples	12.8%
Information Technology	14.5%
Industrials	16.0%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Kweichow Moutai, Cl A	6.9%
Contemporary Amperex Technology, Cl A	6.5%
Zijin Mining Group, Cl A	5.6%
Foxconn Industrial Internet, Cl A	4.6%
Wanhua Chemical Group, Cl A	4.3%
Luxshare Precision Industry, Cl A	4.3%
BYD, Cl A	3.7%
China Yangtze Power, Cl A	3.7%
China Merchants Bank, Cl A	3.4%
Hygon Information Technology, Cl A	3.3%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kba/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-2

KraneShares Trust

KraneShares MSCI All China Index ETF

Ticker: KALL

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares MSCI All China Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kall/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI All China Index ETF	$28	0.49%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,061,664	203	$15,919	1%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Consumer Discretionary 24.3%
Financials 22.9%
Communication Services 13.8%
Consumer Staples 8.5%
Industrials 6.6%
Information Technology 4.7%
Materials 4.3%
Health Care 4.3%
Energy 4.0%
Utilities 3.8%
Real Estate 2.5%

Value	Value
Real Estate	2.5%
Utilities	3.8%
Energy	4.0%
Health Care	4.3%
Materials	4.3%
Information Technology	4.7%
Industrials	6.6%
Consumer Staples	8.5%
Communication Services	13.8%
Financials	22.9%
Consumer Discretionary	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tencent Holdings	9.0%
Alibaba Group Holding	5.8%
Meituan, Cl B	3.1%
Kweichow Moutai, Cl A	2.5%
PDD Holdings ADR	2.2%
China Construction Bank, Cl H	2.0%
JD.com, Cl A	1.6%
Contemporary Amperex Technology, Cl A	1.4%
BYD, Cl H	1.4%
Xiaomi, Cl B	1.4%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kall/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-10

KraneShares Trust

KraneShares MSCI One Belt One Road Index ETF

Ticker: OBOR

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares MSCI One Belt One Road Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/obor/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI One Belt One Road Index ETF	$42	0.79%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,548,410	133	$14,467	12%

What did the Fund invest in?

 Country WeightingsFootnote Reference*

China 47.6%
Singapore 10.0%
Kuwait 9.3%
Indonesia 6.9%
Israel 4.8%
India 4.3%
Thailand 4.2%
South Africa 2.7%
Malaysia 2.4%
Poland 2.3%
Turkey 2.0%
Philippines 1.7%
Other Countries 1.7%

Value	Value
Other Countries	1.7%
Philippines	1.7%
Turkey	2.0%
Poland	2.3%
Malaysia	2.4%
South Africa	2.7%
Thailand	4.2%
India	4.3%
Israel	4.8%
Indonesia	6.9%
Kuwait	9.3%
Singapore	10.0%
China	47.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Kuwait Finance House	9.3%
Oversea-Chinese Banking	7.4%
China Yangtze Power, Cl A	5.2%
PTT	4.2%
China Petroleum & Chemical, Cl H	2.5%
KGHM Polska Miedz	2.3%
Elbit Systems	2.1%
Beijing-Shanghai High Speed Railway, Cl A	2.1%
Impala Platinum Holdings	2.1%
Turk Hava Yollari AO	1.8%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/obor/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-12

KraneShares Trust

KraneShares Emerging Markets Consumer Technology Index ETF

Ticker: KEMQ

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares Emerging Markets Consumer Technology Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kemq/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Emerging Markets Consumer Technology Index ETF	$35	0.60%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$17,376,254	53	$46,123	22%

What did the Fund invest in?

 Country WeightingsFootnote Reference*

China 51.4%
South Korea 16.6%
Taiwan 11.3%
India 5.2%
South Africa 3.5%
Singapore 3.5%
Brazil 2.7%
Finland 2.1%
Japan 2.1%
United States† 1.3%
Australia 0.6%
Greece 0.6%
Other Countries 0.6%

Value	Value
Other Countries	0.6%
Greece	0.6%
Australia	0.6%
United StatesFootnote Reference†	1.3%
Japan	2.1%
Finland	2.1%
Brazil	2.7%
Singapore	3.5%
South Africa	3.5%
India	5.2%
Taiwan	11.3%
South Korea	16.6%
China	51.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote†	This security, or a portion thereof, was purchased with cash collateral held from securities on loan.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
JD.com, Cl A	4.7%
Meituan, Cl B	4.1%
PDD Holdings ADR	4.1%
Alibaba Health Information Technology	3.9%
Alibaba Group Holding	3.9%
NetEase	3.6%
Naspers, Cl N	3.5%
Sea ADR	3.5%
Tencent Holdings	3.4%
Bilibili, Cl Z	3.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kemq/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-7

KraneShares Trust

KraneShares MSCI China Clean Technology Index ETF

Ticker: KGRN

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares MSCI China Clean Technology Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kgrn/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI China Clean Technology Index ETF	$44	0.79%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$59,990,088	44	$209,879	20%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Consumer Discretionary
39.6%
Utilities
23.1%
Industrials
21.1%
Information Technology
16.0%

Value	Value
Information Technology	16.0%
Industrials	21.1%
Utilities	23.1%
Consumer Discretionary	39.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Li Auto, Cl A	9.0%
BYD, Cl H	7.8%
Contemporary Amperex Technology, Cl A	7.5%
XPeng, Cl A	6.6%
NIO, Cl A	6.5%
China Yangtze Power, Cl A	5.0%
Kingdee International Software Group	4.9%
Xinyi Solar Holdings	3.7%
China Longyuan Power Group, Cl H	3.6%
Beijing-Shanghai High Speed Railway, Cl A	3.6%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kgrn/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-5

KraneShares Trust

KraneShares Electric Vehicles and Future Mobility Index ETF

Ticker: KARS

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares Electric Vehicles and Future Mobility Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kars/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Electric Vehicles and Future Mobility Index ETF	$37	0.73%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$87,796,405	54	$297,808	18%

What did the Fund invest in?

 Country WeightingsFootnote Reference*

China
50.6%
United States
24.3%
South Korea
12.9%
Australia
7.8%
Japan
4.4%
Chile
2.3%
Germany
2.1%
Argentina
1.9%
Belgium
1.7%
Sweden
1.1%

Value	Value
Sweden	1.1%
Belgium	1.7%
Argentina	1.9%
Germany	2.1%
Chile	2.3%
Japan	4.4%
Australia	7.8%
South Korea	12.9%
United States	24.3%
China	50.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Contemporary Amperex Technology, Cl A	4.8%
BYD, Cl A	4.2%
Li Auto, Cl A	4.1%
XPeng, Cl A	3.9%
Samsung SDI	3.8%
Tesla	3.6%
Panasonic Holdings	3.6%
Albemarle	3.5%
NIO ADR	3.5%
Geely Automobile Holdings	3.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kars/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-3

KraneShares Trust

KraneShares MSCI All China Health Care Index ETF

Ticker: KURE

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares MSCI All China Health Care Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kure/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI All China Health Care Index ETF	$35	0.65%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$47,495,307	61	$134,972	11%

What did the Fund invest in?

 Industry WeightingsFootnote Reference*

Pharmaceuticals
37.7%
Biotechnology
25.4%
Health Care Equipment & Supplies
15.4%
Life Sciences Tools & Services
11.4%
Health Care Providers & Services
9.9%

Value	Value
Health Care Providers & Services	9.9%
Life Sciences Tools & Services	11.4%
Health Care Equipment & Supplies	15.4%
Biotechnology	25.4%
Pharmaceuticals	37.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Shenzhen Mindray Bio-Medical Electronics, Cl A	8.3%
Jiangsu Hengrui Pharmaceuticals, Cl A	7.8%
BeiGene	7.0%
Wuxi Biologics Cayman	4.3%
Innovent Biologics	4.1%
CSPC Pharmaceutical Group	3.5%
Aier Eye Hospital Group, Cl A	3.4%
Zhangzhou Pientzehuang Pharmaceutical, Cl A	3.4%
WuXi AppTec, Cl A	3.1%
Akeso	2.9%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kure/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-4

KraneShares Trust

KraneShares Asia Pacific High Income USD Bond ETF

Ticker: KHYB

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares Asia Pacific High Income USD Bond ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/khyb/. You can also request this information by contacting us at 1-855-857-2638. This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Asia Pacific High Income USD Bond ETF	$36	0.69%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$18,790,000	74	$54,268	74%

What did the Fund invest in?

 Maturity WeightingsFootnote Reference*

Less than 1 Year
14.2%
1 to 3 Years
28.6%
3 to 5 Years
20.6%
5 to 10 Years
5.4%
Perpetual Maturity(A)
28.6%

Value	Value
Perpetual MaturityFootnote Reference(A)	28.6%
5 to 10 Years	5.4%
3 to 5 Years	20.6%
1 to 3 Years	28.6%
Less than 1 Year	14.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote(A)	Perpetual security with no stated maturity date.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
India Cleantech Energy	4.700%	08/10/26	3.0%
NWD Finance BVI, H15T5Y + 7.889%	5.250%	—Footnote Reference(A)	2.7%
Yanlord Land HK	5.125%	05/20/26	2.2%
Mong Duong Finance Holdings BV	5.125%	05/07/29	2.2%
Petron, H15T5Y + 7.574%	5.950%	—Footnote Reference(A)	2.1%
Magnum Holdings	5.375%	10/31/26	2.1%
Krung Thai Bank, H15T5Y + 3.530%	4.400%	—Footnote Reference(A)	2.1%
Greentown China Holdings	5.650%	07/13/25	2.1%
Fortune Star BVI	5.950%	10/19/25	2.1%
Greentown China Holdings	4.700%	04/29/25	2.1%
Footnote	Description
Footnote(A)	Perpetual security with no stated maturity date.

Material Fund Changes

This is a summary of material changes made to the Fund since April 1, 2024:

· Effective August 1, 2024, the name of the Fund changed from the “KraneShares Asia Pacific High Income Bond ETF” to the “KraneShares Asia Pacific High Income USD Bond ETF”.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/khyb/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-9

KraneShares Trust

KraneShares MSCI Emerging Markets ex China Index ETF

Ticker: KEMX

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares MSCI Emerging Markets ex China Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kemx/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI Emerging Markets ex China Index ETF	$13	0.24%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$78,873,331	294	$88,785	2%

What did the Fund invest in?

 Country WeightingsFootnote Reference*

Taiwan 28.4%
India 23.0%
South Korea 16.1%
Brazil 6.8%
South Africa 6.2%
Mexico 3.7%
Indonesia 2.9%
Malaysia 2.5%
Thailand 1.9%
Poland 1.6%
Qatar 1.1%
Philippines 1.1%
Other Countries 4.9%

Value	Value
Other Countries	4.9%
Philippines	1.1%
Qatar	1.1%
Poland	1.6%
Thailand	1.9%
Malaysia	2.5%
Indonesia	2.9%
Mexico	3.7%
South Africa	6.2%
Brazil	6.8%
South Korea	16.1%
India	23.0%
Taiwan	28.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	11.6%
Samsung Electronics	3.9%
Infosys ADR	2.2%
Hon Hai Precision Industry	1.7%
SK Hynix	1.5%
ICICI Bank	1.5%
Naspers, Cl N	1.4%
Bharti Airtel	1.4%
HDFC Bank	1.4%
Tata Consultancy Services	1.2%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kemx/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-8

KraneShares Trust

KraneShares Value Line® Dynamic Dividend Equity Index ETF

Ticker: KVLE

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares Value Line® Dynamic Dividend Equity Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kvle/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Value Line® Dynamic Dividend Equity Index ETF	$30	0.56%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$33,171,693	88	$86,685	44%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Information Technology 25.4%
Industrials 12.6%
Financials 10.3%
Health Care 9.9%
Communication Services 9.6%
Consumer Staples 7.2%
Utilities 6.6%
Consumer Discretionary 6.4%
Energy 5.3%
Materials 4.2%
Real Estate 2.6%

Value	Value
Real Estate	2.6%
Materials	4.2%
Energy	5.3%
Consumer Discretionary	6.4%
Utilities	6.6%
Consumer Staples	7.2%
Communication Services	9.6%
Health Care	9.9%
Financials	10.3%
Industrials	12.6%
Information Technology	25.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	7.9%
Microsoft	5.8%
Apple	5.2%
Alphabet, Cl C	3.5%
Amazon.com	2.9%
Meta Platforms, Cl A	2.7%
Home Depot	2.3%
Cisco Systems	2.0%
Texas Instruments	1.8%
Goldman Sachs Group	1.8%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kvle/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-16

KraneShares Trust

KraneShares Mount Lucas Managed Futures Index Strategy ETF

Ticker: KMLM

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares Mount Lucas Managed Futures Index Strategy ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kfafunds.com/kmlm/. You can also request this information by contacting us at 1-855-857-2638. This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Mount Lucas Managed Futures Index Strategy ETF	$45	0.90%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$372,045,544	27	$1,406,963	0%

What did the Fund invest in?

 Asset WeightingsFootnote Reference*

U.S. Treasury Obligations
73.6%
Futures Contract(1)
3.4%

Value	Value
Futures ContractFootnote Reference(1)	3.4%
U.S. Treasury Obligations	73.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote(1)	At market value.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 5.18%, 10/3/2024	14.8%
U.S. Treasury Bill, 5.17%, 10/15/2024	14.7%
U.S. Treasury Bill, 5.08%, 10/29/2024	14.7%
U.S. Treasury Bill, 4.97%, 11/5/2024	14.7%
U.S. Treasury Bill, 4.58%, 11/29/2024	14.7%
AUD Currency - Futures ContractFootnote Reference(1)	0.6%
NY Harbor ULSD - Futures ContractFootnote Reference(1)	0.5%
Soybean - Futures ContractFootnote Reference(1)	0.5%
Corn - Futures ContractFootnote Reference(1)	0.4%
Footnote	Description
Footnote(1)	At market value.

Material Fund Changes

This is a summary of material changes made to the Fund since April 1, 2024:

·    Effective August 1, 2024, the name of the Fund changed from the “KFA Mount Lucas Managed Futures Index Strategy ETF” to the “KraneShares Mount Lucas Managed Futures Index Strategy ETF”.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kfafunds.com/kmlm/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-15

KraneShares Trust

KraneShares SSE STAR Market 50 Index ETF

Ticker: KSTR

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares SSE STAR Market 50 Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kstr/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares SSE STAR Market 50 Index ETF	$48	0.89%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$26,618,585	51	$98,334	12%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Information Technology
74.5%
Health Care
12.5%
Consumer Discretionary
5.9%
Materials
3.4%
Industrials
3.1%

Value	Value
Industrials	3.1%
Materials	3.4%
Consumer Discretionary	5.9%
Health Care	12.5%
Information Technology	74.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Hygon Information Technology, Cl A	8.8%
Beijing Kingsoft Office Software, Cl A	5.7%
Montage Technology, Cl A	5.6%
Cambricon Technologies, Cl A	5.5%
Shenzhen Transsion Holdings, Cl A	4.5%
Advanced Micro-Fabrication Equipment China, Cl A	4.2%
Shanghai United Imaging Healthcare, Cl A	3.9%
Beijing Roborock Technology, Cl A	3.3%
Jinko Solar, Cl A	3.2%
SUPCON Technology, Cl A	2.9%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kstr/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-6

KraneShares Trust

KraneShares Hang Seng TECH Index ETF

Ticker: KTEC

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares Hang Seng TECH Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/ktec/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Hang Seng TECH Index ETF	$41	0.69%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$12,626,822	29	$24,008	30%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Consumer Discretionary
45.0%
Communication Services
24.0%
Information Technology
20.1%
Consumer Staples
4.0%
Financials
0.6%

Value	Value
Financials	0.6%
Consumer Staples	4.0%
Information Technology	20.1%
Communication Services	24.0%
Consumer Discretionary	45.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
JD.com, Cl A	9.9%
Meituan, Cl B	9.0%
Alibaba Group Holding	8.5%
Tencent Holdings	7.4%
Xiaomi, Cl B	7.3%
Kuaishou Technology, Cl B	4.4%
Li Auto, Cl A	4.2%
Lenovo Group	4.1%
XPeng, Cl A	4.1%
Trip.com Group	4.0%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/ktec/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-11

KraneShares Trust

KraneShares Dynamic Emerging Markets Strategy ETF

Ticker: KEM

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares Dynamic Emerging Markets Strategy ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kem/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Dynamic Emerging Markets Strategy ETF	$6	0.11%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,081,514	2	$2,164	1%

What did the Fund invest in?

 Asset WeightingsFootnote Reference*

Value	Value
Exchange - Traded Fund	99.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
KraneShares MSCI All China Index ETFFootnote Reference**	58.9%
KraneShares MSCI Emerging Markets ex China Index ETFFootnote Reference**	40.3%
Footnote	Description
Footnote**	Affiliated

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kem/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-14

KraneShares Trust

KraneShares Global Luxury Index ETF

Ticker: KLXY

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares Global Luxury Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/klxy/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Global Luxury Index ETF	$34	0.69%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,532,190	28	$8,354	30%

What did the Fund invest in?

 Country WeightingsFootnote Reference*

France
35.8%
United States
26.1%
Italy
11.0%
Switzerland
9.9%
Japan
8.5%
Denmark
4.7%
United Kingdom
1.1%
Germany
0.8%
China
0.7%

Value	Value
China	0.7%
Germany	0.8%
United Kingdom	1.1%
Denmark	4.7%
Japan	8.5%
Switzerland	9.9%
Italy	11.0%
United States	26.1%
France	35.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
LVMH Moet Hennessy Louis Vuitton	9.2%
L'Oreal	8.4%
Hermes International	8.1%
Cie Financiere Richemont, Cl A	7.8%
EssilorLuxottica	6.5%
Kao	5.1%
Deckers Outdoor	4.7%
Pandora	4.7%
Ferrari	4.4%
Moncler	4.1%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/klxy/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-13

KraneShares Trust

KraneShares Artificial Intelligence and Technology ETF

Ticker: AGIX

Principal Listing Exchange: The NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares Artificial Intelligence and Technology ETF (the "Fund") for the period from July 17, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/agix/. You can also request this information by contacting us at 1-855-857-2683.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Artificial Intelligence and Technology ETF	$21	0.99%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,081,872	39	$8,597	8%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Information Technology
77.7%
Consumer Discretionary
10.2%
Communication Services
9.0%
Industrials
2.3%

Value	Value
Industrials	2.3%
Communication Services	9.0%
Consumer Discretionary	10.2%
Information Technology	77.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	7.6%
NVIDIA	7.3%
Apple	5.8%
Amazon.com	5.1%
Meta Platforms, Cl A	4.3%
Broadcom	3.6%
Taiwan Semiconductor Manufacturing ADR	3.4%
Alphabet, Cl A	3.3%
Tesla	3.1%
Oracle	2.5%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/agix/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-17

KraneShares Trust

KraneShares Sustainable Ultra Short Duration Index ETF

Ticker: KCSH

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares Sustainable Ultra Short Duration Index ETF (the "Fund") for the period from July 25, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kcsh/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Sustainable Ultra Short Duration Index ETF	$4	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$299,965,645	257	$57,044	0%

What did the Fund invest in?

 Maturity WeightingsFootnote Reference*

0-3 Months
21.5%
3-6 Months
24.5%
6-9 Months
36.4%
9-12 Months
12.8%

Value	Value
9-12 Months	12.8%
6-9 Months	36.4%
3-6 Months	24.5%
0-3 Months	21.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Bank of Nova Scotia	1.0%
Morgan Stanley	0.9%
GLP Capital	0.8%
Bank of Montreal	0.8%
Thermo Fisher Scientific	0.8%
Regions Financial	0.8%
JPMorgan Chase	0.8%
AutoZone	0.8%
Apple	0.7%
Bank of America	0.7%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kcsh/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-18

KraneShares Trust

KraneShares China Alpha Index ETF

Ticker: KCAI

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about KraneShares China Alpha Index ETF (the "Fund") for the period from August 27, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at https://kraneshares.com/kcai/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares China Alpha Index ETF	$8	0.78%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,815,812	38	$4,525	119%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Financials
37.7%
Materials
19.4%
Industrials
19.0%
Information Technology
12.3%
Consumer Discretionary
8.7%
Health Care
2.8%

Value	Value
Health Care	2.8%
Consumer Discretionary	8.7%
Information Technology	12.3%
Industrials	19.0%
Materials	19.4%
Financials	37.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Zhongji Innolight, Cl A	3.9%
Aluminum Corp of China, Cl A	3.5%
Foxconn Industrial Internet, Cl A	3.5%
COSCO SHIPPING Holdings, Cl A	3.3%
Weichai Power, Cl A	3.3%
Chongqing Changan Automobile, Cl A	3.2%
Zijin Mining Group, Cl A	3.2%
Zhongjin Gold, Cl A	3.1%
Fuyao Glass Industry Group, Cl A	3.1%
NAURA Technology Group, Cl A	3.1%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kcai/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at (855) 857 2638 or your financial intermediary.

KRS-SA-TSR-2024-19

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Registrant’s financial statements, which is included under Item 7.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Semi-Annual Financials and Other Information

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A 50 Connect Index ETF

KraneShares MSCI All China Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares MSCI China Clean Technology Index ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares Asia Pacific High Income USD Bond ETF

(formerly, KraneShares Asia Pacific High Income Bond ETF)

KraneShares MSCI Emerging Markets ex China Index ETF

KraneShares Value Line® Dynamic Dividend Equity Index ETF

KraneShares Mount Lucas Managed Futures Index Strategy ETF

(formerly, KFA Mount Lucas Managed Futures Index Strategy ETF)

KraneShares SSE STAR Market 50 Index ETF

KraneShares Hang Seng TECH Index ETF

KraneShares Dynamic Emerging Markets Strategy ETF

KraneShares Global Luxury Index ETF

KraneShares Artificial Intelligence and Technology ETF

KraneShares Sustainable Ultrashort Duration Index ETF

KraneShares China Alpha Index ETF

September 30, 2024

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.7%‡
CHINA — 99.7%
Communication Services — 35.8%
Autohome ADR	2,708,620	$88,355,185
Baidu, Cl A*	19,703,884	267,876,427
Bilibili, Cl Z*	10,440,864	260,500,733
China Literature*	18,864,400	78,687,681
iQIYI ADR*	12,106,846	34,625,580
JOYY ADR	1,358,256	49,223,197
Kanzhun ADR	11,102,117	192,732,751
Kingsoft	35,493,600	135,028,758
Kuaishou Technology, Cl B*	36,579,500	258,305,192
NetEase	12,929,605	250,518,900
Tencent Holdings	12,473,875	713,985,816
Tencent Music Entertainment Group ADR	16,577,202	199,755,284
Weibo ADR	3,658,567	36,878,355
Zx*(A)	7,918,800	11,458,939
		2,577,932,798
Consumer Discretionary — 45.8%
Alibaba Group Holding	55,977,064	792,723,146
JD.com, Cl A	23,998,240	516,267,260
Meituan, Cl B*	29,490,048	653,014,248
PDD Holdings ADR*	3,353,671	452,108,387
TAL Education Group ADR*	18,605,596	220,290,257
Tongcheng Travel Holdings	51,155,000	131,452,050
Trip.com Group*	4,712,950	297,915,475
Vipshop Holdings ADR	15,094,420	237,435,227
		3,301,206,050
Consumer Staples — 6.6%
Alibaba Health Information Technology*(A)	241,702,000	166,476,434
East Buy Holding*(A)	18,569,000	47,238,293
JD Health International*	48,002,950	216,299,098
Ping An Healthcare and Technology*(A)	25,063,900	46,788,098
		476,801,923
Financials — 3.8%
Lufax Holding ADR	8,430,975	29,424,102
Qifu Technology ADR	5,963,664	177,776,824
ZhongAn Online P&C Insurance, Cl H*(A)	32,008,700	65,356,676
		272,557,602
Health Care — 0.2%
YSB*(A)	14,130,400	14,298,673

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Industrials — 3.3%
Full Truck Alliance ADR	26,404,657	$237,905,960

Real Estate — 4.2%
KE Holdings ADR	15,304,104	304,704,711
TOTAL CHINA		7,185,407,717

TOTAL COMMON STOCK (Cost $6,649,169,069)		7,185,407,717

SHORT-TERM INVESTMENT — 1.1%
Invesco Government & Agency Portfolio, Cl Institutional, 4.840%(B)(C)	77,951,273	77,951,273
TOTAL SHORT-TERM INVESTMENT (Cost $77,951,273)		77,951,273

TOTAL INVESTMENTS — 100.8% (Cost $6,727,120,342)		7,263,358,990
OTHER ASSETS LESS LIABILITIES – (0.8)%		(54,543,256)
NET ASSETS - 100%		$7,208,815,734

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2024.
(B)	The rate shown is the 7-day effective yield as of September 30, 2024.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2024 was $77,951,273.

As of September 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Bosera MSCI China A 50 Connect Index ETF

	Shares	Value
COMMON STOCK — 99.4%‡
CHINA — 99.4%
Communication Services — 1.3%
China United Network Communications, Cl A	1,889,500	$1,444,396
Focus Media Information Technology, Cl A	858,102	866,851
		2,311,247
Consumer Discretionary — 7.0%
BYD, Cl A	160,700	7,056,321
Haier Smart Home, Cl A	559,700	2,571,118
Midea Group, Cl A	309,600	3,364,674
		12,992,113
Consumer Staples — 12.8%
Foshan Haitian Flavouring & Food, Cl A	194,642	1,339,673
Inner Mongolia Yili Industrial Group, Cl A	267,312	1,110,322
Kweichow Moutai, Cl A	52,789	13,184,710
Luzhou Laojiao, Cl A	61,846	1,322,876
Muyuan Foods, Cl A*	229,545	1,518,897
Shanxi Xinghuacun Fen Wine Factory, Cl A	51,216	1,601,834
Wuliangye Yibin, Cl A	162,979	3,784,404
		23,862,716
Energy — 3.7%
China Petroleum & Chemical, Cl A	1,610,440	1,601,546
China Shenhua Energy, Cl A	327,347	2,039,297
PetroChina, Cl A	1,071,300	1,380,713
Shaanxi Coal Industry, Cl A	481,116	1,895,963
		6,917,519
Financials — 21.1%
Agricultural Bank of China, Cl A	4,994,107	3,425,191
Bank of China, Cl A	2,060,700	1,472,213
Bank of Communications, Cl A	2,302,599	2,434,646
Bank of Ningbo, Cl A	387,418	1,422,652
China Merchants Bank, Cl A	1,210,167	6,503,309
China Pacific Insurance Group, Cl A	401,514	2,243,175
CITIC Securities, Cl A	718,421	2,792,117
East Money Information, Cl A	926,031	2,686,008
Industrial & Commercial Bank of China, Cl A	3,690,526	3,258,836
Industrial Bank, Cl A	1,218,722	3,355,614
Ping An Bank, Cl A	1,138,467	1,986,194
Ping An Insurance Group of China, Cl A	631,398	5,150,495
Shanghai Pudong Development Bank, Cl A	1,721,946	2,492,383
		39,222,833
Health Care — 6.9%
Jiangsu Hengrui Pharmaceuticals, Cl A	679,875	5,080,617

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Bosera MSCI China A 50 Connect Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Shenzhen Mindray Bio-Medical Electronics, Cl A	129,253	$5,411,205
Zhangzhou Pientzehuang Pharmaceutical, Cl A	64,350	2,376,720
		12,868,542
Industrials — 16.0%
Beijing-Shanghai High Speed Railway, Cl A	3,815,100	3,292,521
China CSSC Holdings, Cl A	347,500	2,073,982
China State Construction Engineering, Cl A	3,233,458	2,855,233
Contemporary Amperex Technology, Cl A	341,755	12,300,196
COSCO SHIPPING Holdings, Cl A	991,430	2,225,481
CRRC, Cl A	1,890,000	2,206,326
NARI Technology, Cl A	624,115	2,467,514
SF Holding, Cl A	374,159	2,404,702
		29,825,955
Information Technology — 14.5%
BOE Technology Group, Cl A	6,652,745	4,249,072
Foxconn Industrial Internet, Cl A	2,384,300	8,581,729
Hygon Information Technology, Cl A	418,410	6,174,532
Luxshare Precision Industry, Cl A	1,296,650	8,051,897
		27,057,230
Materials — 10.1%
Wanhua Chemical Group, Cl A	628,799	8,204,715
Zijin Mining Group, Cl A	4,123,692	10,688,314
		18,893,029
Real Estate — 1.2%
China Merchants Shekou Industrial Zone Holdings, Cl A	602,500	1,054,578
Poly Developments and Holdings Group, Cl A	795,977	1,254,475
		2,309,053
Utilities — 4.8%
China National Nuclear Power, Cl A	1,243,400	1,980,941
China Yangtze Power, Cl A	1,611,070	6,917,427
		8,898,368
TOTAL CHINA		185,158,605

TOTAL COMMON STOCK (Cost $156,577,733)		185,158,605

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Bosera MSCI China A 50 Connect Index ETF (concluded)

	Number of Rights	Value
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡*(A)	61,390	$—
TOTAL CHINA		—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.4% (Cost $156,577,733)		185,158,605
OTHER ASSETS LESS LIABILITIES – 0.6%		1,202,513
NET ASSETS - 100%		$186,361,118

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
‡‡	Expiration date not available.

The following summarizes the market value of the Fund’s investments used as of September 30, 2024, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$185,158,605	$—	$—		$185,158,605
Total Common Stock	185,158,605	—	—		185,158,605
Rights	—	—	—	‡‡	—
Total Investments in Securities	$185,158,605	$—	$—		$185,158,605

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
CHINA — 99.4%
Communication Services — 13.8%
Autohome ADR	456	$14,875
Baidu, Cl A*	5,750	78,172
Bilibili, Cl Z*	1,100	27,445
Focus Media Information Technology, Cl A	25,000	25,255
iQIYI ADR*	2,365	6,764
Kanzhun ADR	1,050	18,228
Kingsoft	12,600	47,934
Kuaishou Technology, Cl B*	6,300	44,487
NetEase	4,400	85,253
Tencent Holdings	12,658	724,525
Tencent Music Entertainment Group ADR	3,190	38,439
		1,111,377
Consumer Discretionary — 24.3%
Alibaba Group Holding	33,224	470,504
ANTA Sports Products	4,000	48,638
BYD, Cl A	2,000	87,820
BYD, Cl H	3,000	109,610
China Tourism Group Duty Free, Cl A	2,000	22,061
Chongqing Changan Automobile, Cl A	24,338	51,746
Fuyao Glass Industry Group, Cl A	7,100	59,043
Geely Automobile Holdings	20,000	31,361
Great Wall Motor, Cl H	14,500	27,068
Guangzhou Automobile Group, Cl H	22,000	8,639
H World Group ADR	681	25,333
Haier Smart Home, Cl A	17,200	73,358
Huayu Automotive Systems, Cl A	4,000	10,248
JD.com, Cl A	5,822	125,243
Li Auto, Cl A*	3,100	43,143
Li Ning	6,500	16,485
Meituan, Cl B*	11,166	247,250
New Oriental Education & Technology Group	5,000	39,910
NIO, Cl A*	4,720	34,242
PDD Holdings ADR*	1,330	179,297
SAIC Motor, Cl A	10,157	21,232
Shenzhou International Group Holdings	3,300	29,973
TAL Education Group ADR*	2,520	29,837
TravelSky Technology, Cl H	6,000	8,929
Trip.com Group*	1,400	88,497
Vipshop Holdings ADR	1,609	25,310
Yum China Holdings	1,055	47,496
		1,962,273

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples — 8.5%
Alibaba Health Information Technology*	22,000	$15,153
Anhui Gujing Distillery, Cl A	1,200	34,810
China Mengniu Dairy	12,000	28,890
China Resources Beer Holdings	6,000	26,263
Foshan Haitian Flavouring & Food, Cl A	5,133	35,329
Guangdong Haid Group, Cl A	4,300	29,504
Henan Shuanghui Investment & Development, Cl A	4,600	17,805
Inner Mongolia Yili Industrial Group, Cl A	6,700	27,829
Jiangsu Yanghe Distillery, Cl A	1,400	19,842
Kweichow Moutai, Cl A	800	199,810
Luzhou Laojiao, Cl A	2,000	42,780
Muyuan Foods, Cl A*	7,502	49,641
New Hope Liuhe, Cl A*	11,800	17,552
Shanxi Xinghuacun Fen Wine Factory, Cl A	1,460	45,663
Tingyi Cayman Islands Holding	12,000	17,334
Want Want China Holdings	20,000	13,750
Wuliangye Yibin, Cl A	2,800	65,016
		686,971
Energy — 4.0%
China Oilfield Services, Cl H	14,000	12,887
China Petroleum & Chemical, Cl A	40,800	40,574
China Petroleum & Chemical, Cl H	84,500	52,653
China Shenhua Energy, Cl H	10,000	45,124
PetroChina, Cl A	19,600	25,261
PetroChina, Cl H	59,984	48,960
Shaanxi Coal Industry, Cl A	10,400	40,984
Shanxi Lu’an Environmental Energy Development, Cl A	6,700	16,897
Yankuang Energy Group, Cl H	27,300	38,591
		321,931
Financials — 22.9%
Agricultural Bank of China, Cl A	76,600	52,536
Agricultural Bank of China, Cl H	91,397	43,066
Bank of Beijing, Cl A	24,600	20,527
Bank of China, Cl A	30,400	21,718
Bank of China, Cl H	210,396	99,408
Bank of Communications, Cl A	38,200	40,391
Bank of Communications, Cl H	37,000	28,390
Bank of Hangzhou, Cl A	12,400	24,982
Bank of Jiangsu, Cl A	19,400	23,284
Bank of Nanjing, Cl A	12,300	19,244
Bank of Ningbo, Cl A	6,300	23,134
Bank of Shanghai, Cl A	16,304	18,380
China CITIC Bank, Cl H	28,000	17,880
China Construction Bank, Cl A	10,500	11,897

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
China Construction Bank, Cl H	209,000	$158,213
China Everbright Bank, Cl A	48,100	24,742
China Galaxy Securities, Cl H	33,500	31,311
China Life Insurance, Cl H	20,483	41,190
China Merchants Bank, Cl A	15,600	83,833
China Merchants Bank, Cl H	11,500	57,074
China Merchants Securities, Cl A	8,300	23,055
China Minsheng Banking, Cl A	44,600	25,618
China Minsheng Banking, Cl H	38,500	15,712
China Pacific Insurance Group, Cl A	6,300	35,197
China Pacific Insurance Group, Cl H	9,400	33,885
CITIC Securities, Cl A	13,845	53,808
CITIC Securities, Cl H	7,000	18,519
East Money Information, Cl A	13,700	39,738
Everbright Securities, Cl A	9,000	24,755
GF Securities, Cl A	8,800	20,998
Guosen Securities, Cl A	9,500	16,058
Guotai Junan Securities, Cl A(A)	7,300	15,333
Haitong Securities, Cl A(A)	11,000	15,163
Huatai Securities, Cl A	10,400	26,154
Huatai Securities, Cl H	8,000	12,895
Huaxia Bank, Cl A	16,200	17,198
Industrial & Commercial Bank of China, Cl A	58,600	51,745
Industrial & Commercial Bank of China, Cl H	144,441	86,283
Industrial Bank, Cl A	17,500	48,184
Industrial Securities, Cl A	24,169	23,552
New China Life Insurance, Cl A	3,500	23,214
New China Life Insurance, Cl H	4,800	14,986
Orient Securities, Cl A	12,300	19,526
People’s Insurance Group of China, Cl H	47,452	22,665
PICC Property & Casualty, Cl H	25,510	37,834
Ping An Bank, Cl A	17,391	30,341
Ping An Insurance Group of China, Cl A	8,900	72,600
Ping An Insurance Group of China, Cl H	16,500	106,531
Qifu Technology ADR	500	14,905
Shanghai Pudong Development Bank, Cl A	25,000	36,186
Shenwan Hongyuan Group, Cl A	28,700	23,457
		1,847,295
Health Care — 4.0%
Beijing Tong Ren Tang, Cl A	1,844	11,082
Changchun High-Tech Industry Group, Cl A	1,200	18,842
CSPC Pharmaceutical Group	39,520	30,782
Genscript Biotech*	12,000	21,536
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	2,800	12,266

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Huadong Medicine, Cl A	2,580	$12,899
Innovent Biologics*	2,500	15,159
Jiangsu Hengrui Pharmaceuticals, Cl A	4,916	36,737
Shanghai Fosun Pharmaceutical Group, Cl A	3,400	13,442
Shanghai Pharmaceuticals Holding, Cl A	6,600	19,945
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,000	41,865
Sinopharm Group, Cl H	5,600	14,996
Wuxi Biologics Cayman*	16,000	36,048
Yunnan Baiyao Group, Cl A	1,840	16,037
Zhangzhou Pientzehuang Pharmaceutical, Cl A	600	22,161
		323,797
Industrials — 6.6%
AECC Aviation Power, Cl A	3,400	20,059
China Eastern Airlines, Cl A*	21,400	12,659
China Energy Engineering, Cl A	69,737	24,014
China Merchants Port Holdings	15,998	25,499
China Railway Group, Cl H	23,000	12,081
China Southern Airlines, Cl A*	20,100	18,783
CITIC	20,780	24,559
Contemporary Amperex Technology, Cl A	3,100	111,573
COSCO SHIPPING Holdings, Cl A	21,420	48,082
Daqin Railway, Cl A	13,600	13,331
Fosun International	15,000	9,617
Metallurgical Corp of China, Cl A	35,600	16,990
Power Construction Corp of China, Cl A	20,400	16,440
Sany Heavy Industry, Cl A	11,800	31,832
SF Holding, Cl A	3,900	25,065
Shanghai International Airport, Cl A	1,800	9,881
Shanghai International Port Group, Cl A	15,000	13,931
Weichai Power, Cl A	15,088	34,213
Zhejiang Chint Electrics, Cl A	3,300	10,722
Zhuzhou CRRC Times Electric, Cl H	2,700	10,671
Zoomlion Heavy Industry Science and Technology, Cl A	14,100	15,271
ZTO Express Cayman	1,200	30,265
		535,538
Information Technology — 4.7%
BOE Technology Group, Cl A	41,900	26,761
Iflytek, Cl A	2,800	17,779
Kingdee International Software Group*	14,000	16,221
Lenovo Group	28,000	38,211
LONGi Green Energy Technology, Cl A	8,429	21,148
Luxshare Precision Industry, Cl A	10,274	63,799
Sunny Optical Technology Group	2,600	19,247
Unigroup Guoxin Microelectronics, Cl A	2,019	17,993

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Xiaomi, Cl B*	37,400	$108,336
Yonyou Network Technology, Cl A*	4,625	7,600
Zhongji Innolight, Cl A	1,000	22,127
ZTE, Cl H	6,600	17,079
		376,301
Materials — 4.3%
Anhui Conch Cement, Cl A	4,600	17,181
Anhui Conch Cement, Cl H	6,000	17,651
Baoshan Iron & Steel, Cl A	24,900	24,691
China National Building Material, Cl H	16,000	7,045
China Northern Rare Earth Group High-Tech, Cl A	9,200	27,119
CMOC Group, Cl H	48,000	47,150
Ganfeng Lithium Group, Cl A	2,720	13,397
Inner Mongolia BaoTou Steel Union, Cl A*	56,000	13,843
Rongsheng Petrochemical, Cl A	10,950	16,193
Shandong Hualu Hengsheng Chemical, Cl A	4,740	17,738
Tianqi Lithium, Cl A	2,040	10,260
Wanhua Chemical Group, Cl A	2,500	32,621
Zhejiang Huayou Cobalt, Cl A	2,104	8,871
Zhejiang NHU, Cl A	6,132	19,775
Zijin Mining Group, Cl A	17,000	44,063
Zijin Mining Group, Cl H	12,000	27,283
		344,881
Real Estate — 2.5%
China Merchants Shekou Industrial Zone Holdings, Cl A	8,000	14,003
China Overseas Land & Investment	14,839	30,413
China Resources Land	12,214	45,051
China Vanke, Cl A*	9,143	12,698
China Vanke, Cl H*	21,700	20,813
Country Garden Holdings*(A)	79,612	2,983
KE Holdings ADR	1,875	37,331
Longfor Group Holdings	8,500	16,458
Poly Developments and Holdings Group, Cl A	14,500	22,852
		202,602
Utilities — 3.8%
China Gas Holdings	13,200	12,287
China Longyuan Power Group, Cl H	14,000	12,707
China Resources Gas Group	6,700	27,042
China Resources Power Holdings	12,000	32,597
China Yangtze Power, Cl A	18,700	80,292
ENN Energy Holdings	2,482	19,188
Guangdong Investment	14,000	9,426
Huadian Power International, Cl A	44,400	38,001

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Huaneng Power International, Cl H	39,077	$23,997
Kunlun Energy	14,000	14,455
Sichuan Chuantou Energy, Cl A	11,800	31,782
		301,774
TOTAL CHINA		8,014,740

HONG KONG — 0.3%
Health Care — 0.3%
Sino Biopharmaceutical	39,500	18,968
TOTAL HONG KONG		18,968

TOTAL COMMON STOCK (Cost $8,322,761)		8,033,708

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡*(A)	446	—
TOTAL CHINA		—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.7% (Cost $8,322,761)		8,033,708
OTHER ASSETS LESS LIABILITIES – 0.3%		27,956
NET ASSETS - 100%		$8,061,664

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI All China Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2024, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China
Communication Services	$1,111,377	$—	$—		$1,111,377
Consumer Discretionary	1,962,273	—	—		1,962,273
Consumer Staples	686,971	—	—		686,971
Energy	321,931	—	—		321,931
Financials	1,816,799	—	30,496		1,847,295
Health Care	323,797	—	—		323,797
Industrials	535,538	—	—		535,538
Information Technology	376,301	—	—		376,301
Materials	344,881	—	—		344,881
Real Estate	199,619	—	2,983		202,602
Utilities	301,774	—	—		301,774
Hong Kong	18,968	—	—		18,968
Total Common Stock	8,000,229	—	33,479		8,033,708
Rights	—	—	—	‡‡	—
Total Investments in Securities	$8,000,229	$—	$33,479		$8,033,708

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 47.6%
Energy — 2.9%
China Petroleum & Chemical, Cl H	142,000	$88,481
CNOOC Energy Technology & Services, Cl A	11,800	7,655
Offshore Oil Engineering, Cl A	7,700	6,403
		102,539
Financials — 4.9%
Bank of Changsha, Cl A	7,200	8,611
Bank of Chengdu, Cl A	6,600	14,853
Bank of Hangzhou, Cl A	10,300	20,751
Bank of Jiangsu, Cl A	32,155	38,593
Bank of Nanjing, Cl A	17,891	27,992
Bank of Ningbo, Cl A	11,746	43,133
Bank of Suzhou, Cl A	6,900	7,976
Chongqing Rural Commercial Bank, Cl A	15,200	11,815
		173,724
Industrials — 17.8%
Beijing New Building Materials, Cl A	3,008	14,175
Beijing-Shanghai High Speed Railway, Cl A	86,600	74,738
China Communications Services, Cl H	16,000	8,672
China Energy Engineering, Cl A	56,600	19,490
China Merchants Expressway Network & Technology Holdings, Cl A	10,700	19,248
China Railway Group, Cl H	24,500	12,869
China State Construction Engineering, Cl A	71,800	63,401
China XD Electric, Cl A	8,600	10,703
CRRC, Cl H	26,000	17,004
Daqin Railway, Cl A	31,932	31,299
Dongfang Electric, Cl A	4,900	11,062
Goldwind Science & Technology, Cl A	6,100	8,733
Goneo Group, Cl A	1,050	12,491
Gotion High-tech, Cl A	3,200	10,562
Jiangsu Expressway, Cl H	8,000	8,106
Jiangsu Zhongtian Technology, Cl A	6,100	13,501
Liaoning Port, Cl A	32,900	7,004
Metallurgical Corp of China, Cl A	32,800	15,653
NARI Technology, Cl A	13,752	54,370
Ningbo Deye Technology, Cl A	1,100	15,981
Ningbo Orient Wires & Cables, Cl A	1,200	9,460
Ningbo Sanxing Medical Electric, Cl A	2,400	11,965
Power Construction Corp of China, Cl A	30,200	24,337
Shanghai Electric Group, Cl A*	22,200	14,338
Shanghai International Port Group, Cl A	12,210	11,340
Shenzhen Inovance Technology, Cl A	2,450	21,862

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Sichuan Road & Bridge, Cl A	10,400	$10,447
Sieyuan Electric, Cl A	1,400	14,783
TBEA, Cl A	8,767	18,340
Tian Di Science & Technology, Cl A	7,300	6,801
Yangzijiang Shipbuilding Holdings	17,300	33,062
Zhejiang Expressway, Cl H	12,000	8,404
Zhejiang Weixing New Building Materials, Cl A	3,200	6,840
Zhuzhou CRRC Times Electric, Cl H	2,800	11,067
		632,108
Materials — 3.7%
Anhui Conch Cement, Cl H	7,500	22,063
Beijing Oriental Yuhong Waterproof Technology, Cl A	2,300	4,532
China National Building Material, Cl H	27,000	11,888
China Northern Rare Earth Group High-Tech, Cl A	6,224	18,347
China Rare Earth Resources And Technology, Cl A	1,800	7,281
Henan Shenhuo Coal Industry & Electricity Power, Cl A	4,000	11,477
Jinduicheng Molybdenum, Cl A	5,600	9,522
Shanjin International Gold, Cl A	5,100	13,561
Western Mining, Cl A	4,200	11,384
Xiamen Tungsten, Cl A	2,500	7,473
Yunnan Chihong Zinc & Germanium, Cl A	9,200	7,532
Yunnan Tin, Cl A	2,900	6,754
		131,814
Utilities — 18.3%
Beijing Enterprises Holdings	3,000	10,776
CGN Power, Cl H	63,000	24,332
China Gas Holdings	15,800	14,707
China Longyuan Power Group, Cl H	19,000	17,245
China National Nuclear Power, Cl A	32,800	52,256
China Power International Development	26,000	12,418
China Resources Gas Group	5,400	21,795
China Resources Power Holdings	12,635	34,322
China Three Gorges Renewables Group, Cl A	50,200	34,788
China Yangtze Power, Cl A	43,100	185,058
Datang International Power Generation, Cl A	21,500	9,124
ENN Energy Holdings	4,700	36,335
ENN Natural Gas, Cl A	4,500	13,233
GD Power Development, Cl A	31,100	24,307
Huadian Power International, Cl A	14,842	12,703
Huaneng Power International, Cl H	25,000	15,352
Kunlun Energy	24,000	24,780
SDIC Power Holdings, Cl A	13,106	31,741
Shanghai Electric Power, Cl A	5,000	6,908
Shenergy, Cl A	8,519	10,395

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Shenzhen Energy Group, Cl A	8,900	$8,889
Sichuan Chuantou Energy, Cl A	8,484	22,851
Wintime Energy Group, Cl A*	38,600	7,391
Zhejiang Zheneng Electric Power, Cl A	19,700	18,944
		650,650
TOTAL CHINA		1,690,835

INDIA — 4.3%
Energy — 0.6%
Great Eastern Shipping	1,432	20,514

Industrials — 1.3%
AIA Engineering	595	30,789
GMM Pfaudler	473	8,073
MTAR Technologies*	279	5,813
		44,675
Materials — 2.4%
Navin Fluorine International	426	17,494
PI Industries	1,087	60,390
Vinati Organics	361	8,988
		86,872
TOTAL INDIA		152,061

INDONESIA — 6.9%
Energy — 2.0%
Adaro Energy Indonesia	207,000	52,092
Indo Tambangraya Megah	5,600	9,792
Medco Energi Internasional	90,300	7,545
		69,429
Materials — 4.9%
Amman Mineral Internasional*	93,800	57,464
Chandra Asri Pacific	111,900	62,639
Indah Kiat Pulp & Paper	35,400	20,225
Merdeka Copper Gold*	140,800	25,296
Pabrik Kertas Tjiwi Kimia	19,500	9,724
		175,348
TOTAL INDONESIA		244,777

ISRAEL — 4.8%
Industrials — 3.1%
Elbit Systems	382	76,077
ZIM Integrated Shipping Services	1,383	35,488
		111,565

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 1.7%
ICL Group	11,101	$47,392
Israel	53	11,556
		58,948
TOTAL ISRAEL		170,513

KAZAKHSTAN — 1.0%
Energy — 1.0%
NAC Kazatomprom JSC GDR	930	33,912
		33,912
Materials — 0.0%
Solidcore Resources*(A)	7,154	—
TOTAL KAZAKHSTAN		33,912

KUWAIT — 9.3%
Financials — 9.3%
Kuwait Finance House	140,419	329,370
TOTAL KUWAIT		329,370

MALAYSIA — 2.4%
Industrials — 0.8%
Pentamaster	7,000	5,942
Sime Darby	38,800	23,147
		29,089
Materials — 1.6%
Petronas Chemicals Group	41,100	56,215
TOTAL MALAYSIA		85,304

PHILIPPINES — 1.7%
Industrials — 1.7%
Ayala	3,540	42,420
JG Summit	37,842	18,773
TOTAL PHILIPPINES		61,193

POLAND — 2.3%
Materials — 2.3%
KGHM Polska Miedz	2,006	83,324
TOTAL POLAND		83,324

RUSSIA — 0.0%
Energy — 0.0%
Rosneft Oil PJSC(A)(B)	33,666	—
Sovcomflot PJSC(A)(B)	9,110	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Energy (continued)
Surgutneftegas PJSC(A)(B)	143,400	$—
		—
Materials — 0.0%
GMK Norilskiy Nickel PAO(A)(B)	123,900	—
Segezha Group PJSC*(A)(B)	78,500	—
		—
TOTAL RUSSIA		—

SINGAPORE — 10.0%
Financials — 7.4%
Oversea-Chinese Banking	22,312	262,801

Industrials — 2.6%
Singapore Airlines	9,900	52,512
Singapore Technologies Engineering	10,400	37,803
		90,315
TOTAL SINGAPORE		353,116

SOUTH AFRICA — 2.7%
Materials — 2.7%
Impala Platinum Holdings*	12,980	72,882
Kumba Iron Ore	918	21,362
TOTAL SOUTH AFRICA		94,244

THAILAND — 4.2%
Energy — 4.2%
PTT	141,800	149,832
TOTAL THAILAND		149,832

TÜRKIYE — 2.0%
Industrials — 2.0%
Otokar Otomotiv Ve Savunma Sanayi A.S	517	6,661
Turk Hava Yollari AO*	7,914	65,975
TOTAL TÜRKIYE		72,636

UNITED ARAB EMIRATES — 0.7%
Industrials — 0.7%
Air Arabia PJSC	31,930	23,819
TOTAL UNITED ARAB EMIRATES		23,819

TOTAL COMMON STOCK (Cost $4,012,961)		3,544,936

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
PREFERRED STOCK — 0.0%
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC(A)(B)(C)	136,600	$—

TOTAL PREFERRED STOCK (Cost $74,846)		—

TOTAL INVESTMENTS — 99.9% (Cost $4,087,807)		3,544,936
OTHER ASSETS LESS LIABILITIES – 0.1%		3,474
NET ASSETS - 100%		$3,548,410

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

The following summarizes the market value of the Fund’s investments used as of September 30, 2024, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$1,690,835	$—	$—		$1,690,835
India	152,061	—	—		152,061
Indonesia	244,777	—	—		244,777
Israel	170,513	—	—		170,513
Kazakhstan
Energy	33,912	—	—		33,912
Materials	—	—	—	‡‡	—
Kuwait	329,370	—	—		329,370
Malaysia	85,304	—	—		85,304
Philippines	61,193	—	—		61,193
Poland	83,324	—	—		83,324
Russia	—	—	—	‡‡	—
Singapore	353,116	—	—		353,116
South Africa	94,244	—	—		94,244
Thailand	149,832	—	—		149,832
Türkiye	72,636	—	—		72,636
United Arab Emirates	23,819	—	—		23,819
Total Common Stock	3,544,936	—	—		3,544,936
Preferred Stock
Russia	—	—	—	‡‡	—
Total Preferred Stock	—	—	—		—
Total Investments in Securities	$3,544,936	$—	$—		$3,544,936

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI One Belt One Road Index ETF (concluded)

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 100.2%‡
AUSTRALIA — 0.6%
Consumer Discretionary — 0.6%
IDP Education	9,889	$109,082
TOTAL AUSTRALIA		109,082

BRAZIL — 2.7%
Consumer Discretionary — 2.1%
MercadoLibre*	176	361,145

Information Technology — 0.6%
TOTVS	20,400	106,986
TOTAL BRAZIL		468,131

CHINA — 51.4%
Communication Services — 16.0%
Baidu, Cl A*	34,414	467,862
Bilibili, Cl Z*	23,680	590,819
Kuaishou Technology, Cl B*	70,600	498,540
NetEase	32,200	623,894
Tencent Holdings	10,475	599,573
		2,780,688
Consumer Discretionary — 21.0%
Alibaba Group Holding	47,400	671,258
JD.com, Cl A	37,675	810,491
Meituan, Cl B*	32,498	719,610
PDD Holdings ADR*	5,323	717,594
Tongcheng Travel Holdings	54,400	139,791
Trip.com Group*	7,400	467,770
Vipshop Holdings ADR	8,184	128,734
		3,655,248
Consumer Staples — 7.9%
Alibaba Health Information Technology*	978,000	673,614
JD Health International*	118,150	532,379
Ping An Healthcare and Technology*(A)	85,200	159,047
		1,365,040
Information Technology — 6.5%
GDS Holdings, Cl A*	162,200	456,269
Hua Hong Semiconductor	54,000	145,298
Kingdee International Software Group*	463,000	536,466
		1,138,033
TOTAL CHINA		8,939,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
FINLAND — 2.1%
Information Technology — 2.1%
Nokia	84,093	$368,274
TOTAL FINLAND		368,274

GREECE — 0.6%
Consumer Discretionary — 0.6%
OPAP	6,078	108,262
TOTAL GREECE		108,262

INDIA — 5.2%
Consumer Discretionary — 4.0%
FSN E-Commerce Ventures*	137,757	321,554
Zomato*	110,927	361,765
		683,319
Financials — 1.2%
One 97 Communications*	13,635	111,991
PB Fintech*	5,105	98,684
		210,675
TOTAL INDIA		893,994

JAPAN — 2.1%
Communication Services — 2.1%
Nexon	18,600	367,930
TOTAL JAPAN		367,930

RUSSIA — 0.0%
Communication Services — 0.0%
VK GDR*(B)(C)	49,503	—

Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR*(B)(C)	58,005	—

Industrials — 0.0%
HeadHunter Group PLC ADR*(B)(C)	11,746	—
TOTAL RUSSIA		—

SINGAPORE — 3.5%
Communication Services — 3.5%
Sea ADR*	6,394	602,826
TOTAL SINGAPORE		602,826

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SOUTH AFRICA — 3.5%
Consumer Discretionary — 3.5%
Naspers, Cl N	2,518	$612,956
TOTAL SOUTH AFRICA		612,956

SOUTH KOREA — 16.6%
Communication Services — 11.1%
Kakao	13,979	386,435
Kakao Games*	8,592	114,980
Krafton*	1,486	389,199
NAVER	2,993	387,714
NCSoft	2,751	401,806
Netmarble*	2,532	115,205
Pearl Abyss*	4,414	130,290
		1,925,629
Consumer Discretionary — 2.2%
Coupang, Cl A*	15,385	377,702

Information Technology — 3.3%
SK Hynix	4,285	572,120
TOTAL SOUTH KOREA		2,875,451

TAIWAN — 11.3%
Consumer Discretionary — 0.7%
momo.com	9,765	121,575

Information Technology — 10.6%
Nanya Technology*	256,000	383,031
Powerchip Semiconductor Manufacturing*	173,000	118,079
Taiwan Semiconductor Manufacturing	18,000	544,326
United Microelectronics	213,000	362,106
Vanguard International Semiconductor	31,000	101,386
VisEra Technologies	12,000	109,965
Win Semiconductors*	27,000	116,458
WPG Holdings	45,000	106,647
		1,841,998
TOTAL TAIWAN		1,963,573

URUGUAY — 0.6%
Financials — 0.6%
Dlocal, Cl A*(A)	12,638	101,104
TOTAL URUGUAY		101,104

TOTAL COMMON STOCK (Cost $17,039,346)		17,410,592

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
SHORT-TERM INVESTMENT — 1.3%
Invesco Government & Agency Portfolio, Cl Institutional, 4.840%(D)(E)	222,095	$222,095
TOTAL SHORT-TERM INVESTMENT (Cost $222,095)		222,095

TOTAL INVESTMENTS — 101.5% (Cost $17,261,441)		17,632,687
OTHER ASSETS LESS LIABILITIES – (1.5)%		(256,433)
NET ASSETS - 100%		$17,376,254

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2024.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(D)	The rate shown is the 7-day effective yield as of September 30, 2024.
(E)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2024 was $222,095.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2024, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Australia	$109,082	$—	$—		$109,082
Brazil	468,131	—	—		468,131
China	8,939,009	—	—		8,939,009
Finland	368,274	—	—		368,274
Greece	108,262	—	—		108,262
India	893,994	—	—		893,994
Japan	367,930	—	—		367,930
Russia
Communication Services	—	—	—	‡‡	—
Consumer Discretionary	—	—	—	‡‡	—
Industrials	—	—	—	‡‡	—
Singapore	602,826	—	—		602,826
South Africa	612,956	—	—		612,956
South Korea	2,875,451	—	—		2,875,451
Taiwan	1,963,573	—	—		1,963,573
Uruguay	101,104	—	—		101,104
Total Common Stock	17,410,592	—	—		17,410,592
Short-Term Investment	222,095	—	—		222,095
Total Investments in Securities	$17,632,687	$—	$—		$17,632,687

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 98.9%
Consumer Discretionary — 39.6%
BYD, Cl A	13,400	$588,393
BYD, Cl H	128,000	4,676,717
Li Auto, Cl A*	389,500	5,420,657
NIO, Cl A*	539,630	3,914,792
Seres Group, Cl A*	76,400	987,060
Tianneng Power International	558,000	568,955
XPeng, Cl A*	578,400	3,942,875
Yadea Group Holdings	1,026,694	1,826,702
Zhejiang Leapmotor Technology*	417,200	1,799,318
		23,725,469
Industrials — 21.1%
Beijing-Shanghai High Speed Railway, Cl A	2,490,900	2,149,705
China Conch Venture Holdings	1,204,500	1,189,381
China Everbright Environment Group	3,097,216	1,495,276
Contemporary Amperex Technology, Cl A	125,550	4,518,699
Ginlong Technologies, Cl A	20,350	241,921
Goldwind Science & Technology, Cl A	173,635	248,594
Gotion High-tech, Cl A	90,000	297,057
Ningbo Deye Technology, Cl A	32,132	466,830
Sungrow Power Supply, Cl A	101,260	1,440,774
Zhejiang Chint Electrics, Cl A	108,800	353,513
Zhejiang Weiming Environment Protection, Cl A	86,200	267,886
		12,669,636
Information Technology — 16.0%
China Railway Signal & Communication, Cl A	366,045	328,981
Flat Glass Group, Cl A	96,400	278,512
JA Solar Technology, Cl A	167,568	324,426
Jinko Solar, Cl A	503,348	633,622
JinkoSolar Holding ADR	29,052	779,175
Kingdee International Software Group*	2,539,000	2,941,873
Kingsoft Cloud Holdings*	1,760,000	385,195
LONGi Green Energy Technology, Cl A	382,646	960,080
Sanan Optoelectronics, Cl A	250,000	445,086
Tuya ADR	190,745	314,729
Xinyi Solar Holdings	4,097,588	2,226,176
		9,617,855
Utilities — 22.2%
Beijing Enterprises Water Group	3,376,500	1,051,964
CGN Power, Cl A	455,200	292,685
CGN Power, Cl H	4,958,000	1,914,902
China Datang Renewable Power, Cl H	1,996,000	549,912
China Longyuan Power Group, Cl H	2,374,800	2,155,435

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI China Clean Technology Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
China National Nuclear Power, Cl A	953,200	$1,518,604
China Three Gorges Renewables Group, Cl A	1,440,000	997,907
China Yangtze Power, Cl A	702,400	3,015,884
SDIC Power Holdings, Cl A	376,600	912,086
Sichuan Chuantou Energy, Cl A	245,800	662,032
Xinyi Energy Holdings	1,734,000	214,308
		13,285,719
TOTAL CHINA		59,298,679

HONG KONG — 0.9%
Utilities — 0.9%
Canvest Environmental Protection Group	409,000	235,369
Concord New Energy Group	4,430,000	325,086
TOTAL HONG KONG		560,455

TOTAL COMMON STOCK (Cost $54,032,640)		59,859,134

TOTAL INVESTMENTS — 99.8% (Cost $54,032,640)		59,859,134
OTHER ASSETS LESS LIABILITIES – 0.2%		130,954
NET ASSETS - 100%		$59,990,088

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 95.0%‡
ARGENTINA — 1.9%
Materials — 1.9%
Arcadium Lithium*	589,780	$1,680,873
TOTAL ARGENTINA		1,680,873

AUSTRALIA — 7.8%
Materials — 7.8%
IGO	436,496	1,774,522
Lynas Rare Earths*	387,609	2,156,610
Mineral Resources	23,185	837,043
Pilbara Minerals*(A)	922,941	2,093,752
TOTAL AUSTRALIA		6,861,927

BELGIUM — 1.7%
Materials — 1.7%
Umicore	116,616	1,517,536
TOTAL BELGIUM		1,517,536

CHINA — 50.6%
Consumer Discretionary — 27.1%
BAIC BluePark New Energy Technology, Cl A*	879,500	1,014,133
BYD, Cl A	84,500	3,710,386
Geely Automobile Holdings	1,781,000	2,792,736
Guangzhou Automobile Group, Cl H(A)	1,502,000	589,778
Li Auto, Cl A*	257,100	3,578,051
NIO ADR*(A)	454,259	3,034,450
Seres Group, Cl A*	153,700	1,985,748
Shenzhen Kedali Industry, Cl A	43,136	598,782
XPeng, Cl A*	504,800	3,441,153
Yadea Group Holdings	644,000	1,145,810
Zhejiang Leapmotor Technology*	432,000	1,863,148
		23,754,175
Industrials — 11.0%
Beijing Easpring Material Technology, Cl A	81,700	505,704
China Baoan Group, Cl A	412,407	566,285
Contemporary Amperex Technology, Cl A	116,920	4,208,101
Eve Energy, Cl A	327,960	2,285,854
Gotion High-tech, Cl A	285,789	943,286
Hunan Yuneng New Energy Battery Material, Cl A	122,000	653,697
Qingdao TGOOD Electric, Cl A	164,500	517,100
		9,680,027
Materials — 12.5%
CMOC Group, Cl A	1,707,100	2,122,091
CNGR Advanced Material, Cl A	151,270	868,025

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Ganfeng Lithium Group, Cl A	261,758	$1,289,219
GEM, Cl A	826,940	842,460
Guangzhou Tinci Materials Technology, Cl A	311,194	823,489
Ningbo Shanshan, Cl A	361,800	481,804
Shanghai Putailai New Energy Technology, Cl A	343,800	734,400
Tianqi Lithium, Cl A	242,500	1,219,664
Xiamen Tungsten, Cl A	224,551	671,216
Yunnan Energy New Material, Cl A	159,300	778,672
Zhejiang Huayou Cobalt, Cl A	273,063	1,151,378
		10,982,418
TOTAL CHINA		44,416,620

JAPAN — 4.4%
Consumer Discretionary — 3.6%
Panasonic Holdings	360,400	3,131,832

Industrials — 0.8%
Nidec	34,000	714,513
TOTAL JAPAN		3,846,345

SOUTH KOREA — 12.9%
Industrials — 9.1%
Ecopro*	13,799	1,946,865
L&F*	14,399	1,249,741
LG Energy Solution*	6,786	2,150,950
POSCO Future M	11,669	2,230,825
SK IE Technology*	13,876	384,118
		7,962,499
Information Technology — 3.8%
Samsung SDI	11,514	3,332,606
TOTAL SOUTH KOREA		11,295,105

SWEDEN — 1.1%
Consumer Discretionary — 1.1%
Volvo Car, Cl B*(A)	354,374	976,079
TOTAL SWEDEN		976,079

UNITED STATES — 14.6%
Consumer Discretionary — 8.4%
Lucid Group*(A)	489,159	1,726,731
Rivian Automotive, Cl A*	215,755	2,420,771
Tesla*	12,176	3,185,607
		7,333,109

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Industrials — 1.4%
ChargePoint Holdings*(A)	226,361	$310,115
Plug Power*(A)	417,605	943,787
		1,253,902
Materials — 4.8%
Albemarle	32,217	3,051,272
MP Materials*(A)	67,396	1,189,540
		4,240,812
TOTAL UNITED STATES		12,827,823

TOTAL COMMON STOCK (Cost $103,726,402)		83,422,308

PREFERRED STOCK — 4.4%
CHILE — 2.3%
Materials — 2.3%
Sociedad Quimica y Minera de Chile(B)	47,293	1,964,880

GERMANY— 2.1%
Consumer Discretionary — 2.1%
Dr Ing hc F Porsche(B)	23,159	1,848,026

TOTAL PREFERRED STOCK (Cost $5,434,486)		3,812,906

SHORT-TERM INVESTMENT — 9.7%
Invesco Government & Agency Portfolio, Cl Institutional, 4.840%(C)(D)	8,523,116	8,523,116
TOTAL SHORT-TERM INVESTMENT (Cost $8,523,116)		8,523,116

TOTAL INVESTMENTS — 109.1% (Cost $117,684,004)		95,758,330
OTHER ASSETS LESS LIABILITIES – (9.1)%		(7,961,925)
NET ASSETS - 100%		$87,796,405

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2024.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of September 30, 2024.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2024 was $8,523,116.

As of September 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 95.2%
Health Care — 95.2%
Aier Eye Hospital Group, Cl A	720,714	$1,638,396
Akeso*	157,000	1,386,572
Asymchem Laboratories Tianjin, Cl A	26,324	314,936
Autobio Diagnostics, Cl A	44,830	308,490
BeiGene*	177,518	3,306,966
Beijing Tiantan Biological Products, Cl A	152,810	548,912
Beijing Tong Ren Tang, Cl A	105,890	636,370
Beijing Wantai Biological Pharmacy Enterprise, Cl A	81,622	954,812
Bloomage Biotechnology, Cl A	37,223	374,961
Changchun High-Tech Industry Group, Cl A	31,208	490,016
China National Medicines, Cl A	58,255	287,585
China Resources Pharmaceutical Group	497,500	384,934
China Resources Sanjiu Medical & Pharmaceutical, Cl A	99,247	675,152
Chongqing Zhifei Biological Products, Cl A	184,972	882,222
CSPC Innovation Pharmaceutical, Cl A	108,460	478,866
CSPC Pharmaceutical Group	2,150,889	1,675,298
Dong-E-E-Jiao, Cl A	49,740	438,507
Genscript Biotech*	302,000	541,986
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	108,640	475,935
Hangzhou Tigermed Consulting, Cl A	28,650	282,421
Hansoh Pharmaceutical Group	310,000	836,112
Huadong Medicine, Cl A	135,541	677,642
Hualan Biological Engineering, Cl A	141,247	361,460
Hubei Jumpcan Pharmaceutical, Cl A	71,200	318,631
Humanwell Healthcare Group, Cl A	126,100	379,995
Imeik Technology Development, Cl A	23,280	783,689
Innovent Biologics*	323,000	1,958,584
Jiangsu Hengrui Pharmaceuticals, Cl A	492,928	3,683,587
Jiangsu Nhwa Pharmaceutical, Cl A	78,000	303,701
Jiangsu Yuyue Medical Equipment & Supply, Cl A	77,410	423,404
Jointown Pharmaceutical Group, Cl A	389,584	319,520
Lepu Medical Technology Beijing, Cl A	145,300	273,424
Livzon Pharmaceutical Group, Cl A	47,959	278,558
Pharmaron Beijing, Cl A	114,775	497,728
Shandong Weigao Group Medical Polymer, Cl H	625,600	452,639
Shanghai Fosun Pharmaceutical Group, Cl A	163,829	647,717
Shanghai Pharmaceuticals Holding, Cl A	215,094	650,017
Shanghai Pharmaceuticals Holding, Cl H	177,800	290,248
Shanghai RAAS Blood Products, Cl A	513,534	579,672
Shanghai United Imaging Healthcare, Cl A	63,690	1,164,842
Shenzhen Mindray Bio-Medical Electronics, Cl A	93,655	3,920,887
Shenzhen New Industries Biomedical Engineering, Cl A	60,700	710,847
Shenzhen Salubris Pharmaceuticals, Cl A	86,065	426,227
Shijiazhuang Yiling Pharmaceutical, Cl A	129,050	332,276

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Sichuan Kelun Pharmaceutical, Cl A	123,715	$565,663
Sinopharm Group, Cl H	344,800	923,314
WuXi AppTec, Cl A	195,020	1,459,031
WuXi AppTec, Cl H	89,884	631,821
Wuxi Biologics Cayman*	909,635	2,049,387
Yunnan Baiyao Group, Cl A	138,123	1,203,875
Zhangzhou Pientzehuang Pharmaceutical, Cl A	46,534	1,718,699
Zhejiang Huahai Pharmaceutical, Cl A	113,272	317,061
TOTAL CHINA		45,223,595

HONG KONG — 2.7%
Health Care — 2.7%
Sino Biopharmaceutical	2,665,750	1,280,109
TOTAL HONG KONG		1,280,109

UNITED STATES — 1.9%
Health Care — 1.9%
Legend Biotech ADR*	18,780	915,149
TOTAL UNITED STATES		915,149

TOTAL COMMON STOCK (Cost $50,050,504)		47,418,853

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡*(A)	109,673	—
TOTAL CHINA		—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.8% (Cost $50,050,504)		47,418,853
OTHER ASSETS LESS LIABILITIES – 0.2%		76,454
NET ASSETS - 100%		$47,495,307

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
‡‡	Expiration date not available.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI All China Health Care Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2024, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$45,223,595	$—	$—		$45,223,595
Hong Kong	1,280,109	—	—		1,280,109
United States	915,149	—	—		915,149
Total Common Stock	47,418,853	—	—		47,418,853
Rights	—	—	—	‡‡	—
Total Investments in Securities	$47,418,853	$—	$—		$47,418,853

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Asia Pacific High Income USD Bond ETF†

	Face Amount	Value
CORPORATE OBLIGATIONS — 97.4%
AUSTRALIA — 2.2%
Materials — 2.2%
Mineral Resources
9.250%, 10/01/2028	$200,000	$212,409
Perenti Finance Pty
7.500%, 04/26/2029	200,000	208,260
TOTAL AUSTRALIA		420,669

CHINA — 23.6%
Consumer Discretionary — 3.1%
Fortune Star BVI
5.950%, 10/19/2025	400,000	391,000
5.050%, 01/27/2027	200,000	186,700

Financials — 3.4%
Huarong Finance 2019, MTN
4.250%,(A)(B)	250,000	245,532
Industrial & Commercial Bank of China
3.200%, H15T5Y + 2.368%(A)(B)	400,000	390,320

Real Estate — 16.1%
Central Plaza Development
4.650%, 01/19/2026	400,000	383,292
Franshion Brilliant
6.000%, H15T5Y + 5.584%(A)(B)	200,000	190,442
4.250%, 07/23/2029	200,000	162,543
Fuqing Investment Management, MTN
3.250%, 06/23/2025	400,000	384,000
Greentown China Holdings
5.650%, 07/13/2025	400,000	391,470
4.700%, 04/29/2025	400,000	390,500
Pingan Real Estate Capital, MTN
3.450%, 07/29/2026	200,000	179,534
Shui On Development Holding
5.500%, 03/03/2025	200,000	184,306
Vanke Real Estate Hong Kong, MTN
3.150%, 05/12/2025	200,000	179,750
Wanda Properties International
7.250%, 12/29/2024	175,000	173,482
Yanlord Land HK
5.125%, 05/20/2026	450,000	419,400

Utilities — 1.0%
China Oil & Gas Group
4.700%, 06/30/2026	200,000	183,860
TOTAL CHINA		4,436,131

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Asia Pacific High Income USD Bond ETF† (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
HONG KONG — 16.3%
Consumer Discretionary — 5.1%
LS Finance 2017
4.800%, 06/18/2026	$200,000	$172,500
LS Finance 2025
4.500%, 06/26/2025	200,000	189,500
Melco Resorts Finance
7.625%, 04/17/2032	200,000	206,181
5.625%, 07/17/2027	200,000	194,614
5.250%, 04/26/2026	200,000	196,254

Financials — 4.5%
Bank of East Asia, MTN
5.825%, H15T5Y + 5.527%(A)(B)	250,000	247,625
FWD Group Holdings
8.045%, H15T5Y + 4.865%(A)(B)	200,000	200,400
FWD Group Holdings, MTN
7.635%, 07/02/2031	200,000	217,090
PCGI Intermediate Holdings III
4.500%, 08/23/2026	200,000	182,000

Real Estate — 6.7%
FEC Finance
7.375%,(A)(B)	200,000	198,000
NWD Finance BVI
6.150%,(A)(B)	400,000	379,800
5.250%,(A)(B)	600,000	501,390
PCPD Capital
5.125%, 06/18/2026	200,000	180,100
TOTAL HONG KONG		3,065,454

INDIA — 20.7%
Energy — 10.3%
Continuum Energy Aura Pte
9.500%, 02/24/2027	200,000	209,780
Continuum Green Energy India Pvt
7.500%, 06/26/2033	200,000	210,250
Diamond II
7.950%, 07/28/2026	200,000	202,769
Greenko Wind Projects Mauritius
5.500%, 04/06/2025	200,000	198,858
India Clean Energy Holdings, MTN
4.500%, 04/18/2027	400,000	378,755
India Cleantech Energy
4.700%, 08/10/2026	574,700	556,367
ReNew Wind Energy AP2
4.500%, 07/14/2028	200,000	187,103

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Asia Pacific High Income USD Bond ETF† (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials — 3.5%
Axis Bank, MTN
4.100%, H15T5Y + 3.315%(A)(B)	$200,000	$190,550
Manappuram Finance, MTN
7.375%, 05/12/2028	200,000	204,269
Piramal Capital & Housing Finance, MTN
7.800%, 01/29/2028	250,000	255,813

Industrials — 4.2%
Delhi International Airport
6.450%, 06/04/2029	200,000	206,000
GMR Hyderabad International Airport
4.250%, 10/27/2027	200,000	191,575
Magnum Holdings
5.375%, 10/31/2026	400,000	393,996

Materials — 2.7%
Vedanta Resources Finance II
13.875%, 12/09/2028	168,000	168,131
13.875%, 01/21/2027	141,000	141,053
9.250%, 04/23/2026	200,000	198,603
TOTAL INDIA		3,893,872

INDONESIA — 5.7%
Energy — 2.5%
Medco Bell Pte
6.375%, 01/30/2027	200,000	199,146
Medco Maple Tree Pte
8.960%, 04/27/2029	250,000	263,749

Financials — 1.0%
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466%(A)(B)	200,000	191,625

Materials — 1.2%
Nickel Industries
11.250%, 10/21/2028	200,000	217,600

Real Estate — 1.0%
Kawasan Industri Jababeka, MTN
7.500%, 12/15/2027	200,000	197,559
TOTAL INDONESIA		1,069,679

JAPAN — 1.0%
Information Technology — 1.0%
Rakuten Group
5.125%, H15T5Y + 4.578%(A)(B)	200,000	190,600

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Asia Pacific High Income USD Bond ETF† (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
MACAU — 7.3%
Consumer Discretionary — 7.3%
Champion Path Holdings
4.850%, 01/27/2028	$200,000	$187,000
MGM China Holdings
7.125%, 06/26/2031	200,000	205,776
5.250%, 06/18/2025	200,000	198,915
Studio City Finance
6.500%, 01/15/2028	200,000	195,598
Wynn Macau
5.625%, 08/26/2028	200,000	194,405
5.500%, 10/01/2027	200,000	195,547
5.125%, 12/15/2029	200,000	187,864
TOTAL MACAU		1,365,105

MONGOLIA — 2.2%
Energy — 1.1%
Mongolian Mining
12.500%, 09/13/2026	200,000	216,000

Financials — 1.1%
Golomt Bank
11.000%, 05/20/2027	200,000	202,260
TOTAL MONGOLIA		418,260

PHILIPPINES — 4.2%
Energy — 2.1%
Petron
5.950%,(A)(B)	400,000	397,674

Financials — 1.1%
Rizal Commercial Banking
6.500%, H15T5Y + 6.236%(A)(B)	200,000	198,714

Utilities — 1.0%
San Miguel Global Power Holdings
5.450%,(A)(B)	200,000	191,035
TOTAL PHILIPPINES		787,423

SINGAPORE — 2.0%
Real Estate — 2.0%
GLP Pte, MTN
3.875%, 06/04/2025	400,000	380,000

THAILAND — 5.3%
Financials — 5.3%
Kasikornbank, MTN
4.000%, H15T5Y + 3.337%(A)(B)	400,000	382,116
Krung Thai Bank
4.400%, H15T5Y + 3.530%(A)(B)	400,000	391,470

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Asia Pacific High Income USD Bond ETF† (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Muangthai Capital
6.875%, 09/30/2028	$210,000	$211,431
TOTAL THAILAND		985,017

UNITED KINGDOM — 4.7%
Financials — 4.7%
Standard Chartered
7.875%, H15T5Y + 3.574%(A)(B)	300,000	318,317
7.750%, H15T5Y + 4.976%(A)(B)	200,000	208,857
4.750%, H15T5Y + 3.805%(A)(B)	200,000	176,728
4.300%, H15T5Y + 3.135%(A)(B)	200,000	181,919
TOTAL UNITED KINGDOM		885,821

VIETNAM — 2.2%
Utilities — 2.2%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029	421,640	409,213

TOTAL CORPORATE OBLIGATIONS (Cost $17,654,014)		18,307,244

TOTAL INVESTMENTS — 97.4% (Cost $17,654,014)		18,307,244
OTHER ASSETS LESS LIABILITIES – 2.6%		482,756
NET ASSETS - 100%		$18,790,000

†	Formerly KraneShares Asia Pacific High Income Bond ETF, effective August 1, 2024.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Perpetual security with no stated maturity date.

As of September 30, 2024, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 97.4%‡
BRAZIL — 4.9%
Communication Services — 0.1%
Telefonica Brasil	9,900	$101,476

Consumer Staples — 0.4%
Ambev	92,400	221,931
Raia Drogasil	25,168	117,803
		339,734
Energy — 0.8%
Petroleo Brasileiro	77,100	555,973
Ultrapar Participacoes	22,400	87,242
		643,215
Financials — 1.2%
B3 - Brasil Bolsa Balcao	102,500	201,582
Banco Bradesco	49,188	118,232
Banco do Brasil	44,800	223,597
BB Seguridade Participacoes	12,400	80,833
NU Holdings, Cl A*	22,052	301,010
		925,254
Industrials — 0.7%
CCR	19,800	43,994
Localiza Rent a Car	14,420	108,564
Rumo	19,800	72,717
WEG	29,700	296,629
		521,904
Materials — 1.2%
Klabin	13,740	52,707
Suzano	14,700	146,951
Vale	64,700	754,544
		954,202
Utilities — 0.5%
Centrais Eletricas Brasileiras	18,100	130,786
Cia de Saneamento Basico do Estado de Sao Paulo	5,000	83,000
Equatorial Energia	22,200	132,487
		346,273
TOTAL BRAZIL		3,832,058

CHILE — 0.6%
Consumer Discretionary — 0.1%
Empresas Copec	6,582	44,130
Falabella*	12,658	46,944
		91,074

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.3%
Banco de Chile	1,121,628	$143,280
Banco de Credito e Inversiones	1,094	34,109
Banco Santander Chile	1,116,507	58,132
		235,521
Materials — 0.1%
Empresas CMPC	21,405	37,284

Utilities — 0.1%
Enel Americas	482,272	49,301
Enel Chile	1,209,442	66,675
		115,976
TOTAL CHILE		479,855

COLOMBIA — 0.1%
Financials — 0.1%
Bancolombia	12,401	107,668
TOTAL COLOMBIA		107,668

CZECHIA — 0.2%
Financials — 0.1%
Komercni Banka	1,220	43,089

Utilities — 0.1%
CEZ	2,594	101,090
TOTAL CZECHIA		144,179

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank Egypt SAE	44,444	77,754
TOTAL EGYPT		77,754

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	3,892	67,283
TOTAL GREECE		67,283

HUNGARY — 0.4%
Energy — 0.1%
MOL Hungarian Oil & Gas	6,065	45,472

Financials — 0.2%
OTP Bank Nyrt	3,714	194,753

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 0.1%
Richter Gedeon Nyrt	2,994	$92,465
TOTAL HUNGARY		332,690

INDIA — 23.0%
Communication Services — 1.4%
Bharti Airtel	55,048	1,122,982

Consumer Discretionary — 2.5%
Bajaj Auto	1,376	202,718
Eicher Motors	2,618	157,023
Mahindra & Mahindra	15,602	576,204
Maruti Suzuki India	2,525	398,872
Tata Motors	30,589	355,765
Titan	5,929	270,547
		1,961,129
Consumer Staples — 2.1%
Dabur India	28,361	211,587
Godrej Consumer Products	15,399	256,046
Hindustan Unilever	15,257	538,593
ITC	73,392	453,789
Nestle India	6,784	217,761
		1,677,776
Energy — 1.4%
Bharat Petroleum	34,754	153,425
Indian Oil	102,074	219,431
Oil & Natural Gas	74,596	264,910
Reliance Industries	13,561	477,889
		1,115,655
Financials — 6.2%
Axis Bank	46,490	683,581
Bajaj Finance	4,255	391,119
Bajaj Finserv	8,527	200,799
HDFC Bank	54,293	1,122,157
HDFC Life Insurance	16,920	144,969
ICICI Bank	78,391	1,190,815
Jio Financial Services*	36,907	154,408
Kotak Mahindra Bank	29,006	641,705
State Bank of India	36,680	344,866
		4,874,419
Health Care — 1.2%
Aurobindo Pharma	8,650	150,774
Cipla	9,982	197,028

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Dr Reddy’s Laboratories	1,918	$154,527
Sun Pharmaceutical Industries	18,314	421,063
		923,392
Industrials — 0.7%
Larsen & Toubro	12,141	532,508

Information Technology — 4.5%
HCL Technologies	22,020	471,952
Infosys ADR	77,419	1,724,121
Tata Consultancy Services	18,316	932,944
Tech Mahindra	12,640	237,894
Wipro	30,570	197,516
		3,564,427
Materials — 1.9%
Asian Paints	8,196	325,596
Grasim Industries	5,527	184,377
Hindalco Industries	34,131	307,989
JSW Steel	14,477	177,945
UltraTech Cement	1,967	277,019
UPL	9,107	66,633
Vedanta	22,222	135,942
		1,475,501
Utilities — 1.1%
GAIL India	51,399	147,380
NTPC	82,022	433,790
Power Grid Corp of India	80,267	337,969
		919,139
TOTAL INDIA		18,166,928

INDONESIA — 2.9%
Communication Services — 0.3%
Telkom Indonesia Persero	1,124,300	222,038

Consumer Staples — 0.1%
Charoen Pokphand Indonesia	153,900	47,776
Unilever Indonesia	158,900	23,195
		70,971
Energy — 0.2%
Adaro Energy Indonesia	564,400	142,032
United Tractors	35,300	63,302
		205,334

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 2.1%
Bank Central Asia	1,062,300	$724,455
Bank Mandiri Persero	878,500	401,824
Bank Negara Indonesia Persero	327,600	115,763
Bank Rakyat Indonesia Persero	1,221,100	399,237
		1,641,279
Industrials — 0.2%
Astra International	487,800	162,708
TOTAL INDONESIA		2,302,330

MALAYSIA — 2.5%
Communication Services — 0.2%
CelcomDigi Bhd	72,600	65,496
Maxis	72,600	69,545
		135,041
Consumer Discretionary — 0.0%
Genting	47,600	48,830

Consumer Staples — 0.1%
SD Guthrie	55,100	64,006

Financials — 1.5%
CIMB Group Holdings	200,955	392,309
Hong Leong Bank	12,700	66,403
Malayan Banking	136,616	347,214
Public Bank	316,400	349,893
		1,155,819
Health Care — 0.1%
IHH Healthcare	47,600	82,652

Materials — 0.1%
Petronas Chemicals Group	72,600	99,300

Utilities — 0.5%
Petronas Gas	12,400	54,129
Tenaga Nasional	90,000	315,169
		369,298
TOTAL MALAYSIA		1,954,946

MEXICO — 3.7%
Communication Services — 0.6%
America Movil	581,200	478,848

Consumer Staples — 1.0%
Fomento Economico Mexicano	40,200	398,595

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Grupo Bimbo, Ser A	27,200	$94,025
Wal-Mart de Mexico	104,800	316,346
		808,966
Financials — 0.6%
Grupo Financiero Banorte, Cl O	55,100	392,126
Grupo Financiero Inbursa, Cl O*	37,100	84,413
		476,539
Industrials — 0.5%
Grupo Aeroportuario del Pacifico, Cl B	10,080	175,816
Grupo Aeroportuario del Sureste, Cl B	6,425	182,691
		358,507
Materials — 0.9%
Cemex	305,800	188,141
Grupo Mexico	55,100	308,557
Southern Copper	1,766	204,274
		700,972
Real Estate — 0.1%
Fibra Uno Administracion†	69,000	80,679
TOTAL MEXICO		2,904,511

PERU — 0.6%
Financials — 0.4%
Credicorp	1,620	293,171

Materials — 0.2%
Cia de Minas Buenaventura SAA ADR	13,878	192,072
TOTAL PERU		485,243

PHILIPPINES — 1.1%
Financials — 0.2%
BDO Unibank	66,224	186,721

Industrials — 0.4%
Ayala	7,800	93,468
JG Summit	98,535	48,883
SM Investments	7,800	133,068
		275,419
Real Estate — 0.5%
Ayala Land	269,700	176,150

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate (continued)
SM Prime	368,300	$212,288
		388,438
TOTAL PHILIPPINES		850,578

POLAND — 1.6%
Communication Services — 0.1%
CD Projekt	1,475	66,958

Consumer Discretionary — 0.3%
LPP	61	251,073

Energy — 0.1%
ORLEN	6,846	99,702

Financials — 0.9%
Bank Polska Kasa Opieki	4,039	154,661
Powszechna Kasa Oszczednosci Bank Polski	20,191	294,631
Powszechny Zaklad Ubezpieczen	14,669	160,903
Santander Bank Polska	781	92,487
		702,682
Materials — 0.2%
KGHM Polska Miedz	2,816	116,969
TOTAL POLAND		1,237,384

QATAR — 1.1%
Financials — 0.9%
Masraf Al Rayan	95,608	64,859
Qatar Islamic Bank QPSC	28,035	164,391
Qatar National Bank	99,395	462,715
		691,965
Industrials — 0.2%
Industries Qatar	44,590	159,696
TOTAL QATAR		851,661

ROMANIA — 0.2%
Real Estate — 0.2%
NEPI Rockcastle	22,869	193,608
TOTAL ROMANIA		193,608

RUSSIA — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR(A)	3,839	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary — 0.0%
X5 Retail Group GDR*(A)	915	$—

Energy — 0.0%
Gazprom PJSC*(A)(B)	89,700	—
LUKOIL PJSC(A)(B)	3,729	—
Novatek PJSC GDR*(A)	756	—
Rosneft Oil PJSC(A)(B)	10,270	—
Tatneft PJSC(A)	16,537	—
		—
Financials — 0.0%
Sberbank of Russia PJSC(A)	99,330	—

Materials — 0.0%
Alrosa PJSC(A)(B)	18,910	—
GMK Norilskiy Nickel PAO(A)(B)	67,000	—
Novolipetsk Steel PJSC(A)(B)	8,860	—
Severstal PAO(A)(B)	1,512	—
		—
TOTAL RUSSIA		—

SOUTH AFRICA — 6.2%
Communication Services — 0.4%
MTN Group	34,266	182,600
Vodacom Group	17,985	114,250
		296,850
Consumer Discretionary — 1.6%
Naspers, Cl N	4,682	1,139,737
Woolworths Holdings	37,765	149,263
		1,289,000
Consumer Staples — 0.6%
Bid	6,846	175,893
Clicks Group	4,108	94,632
Shoprite Holdings	13,066	224,266
		494,791
Energy — 0.2%
Exxaro Resources	10,915	108,982

Financials — 2.7%
Absa Group	14,676	149,413
Capitec Bank	2,121	374,723
Discovery	14,594	145,495
FirstRand	91,459	440,829
Nedbank Group	9,252	160,522

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Old Mutual	174,788	$138,958
Remgro	17,837	162,849
Sanlam	29,739	151,866
Standard Bank Group	26,925	378,661
		2,103,316
Industrials — 0.1%
Bidvest Group	5,480	93,108

Materials — 0.6%
Anglo American Platinum	1,429	51,444
Gold Fields	21,782	339,803
Sasol	11,367	76,550
		467,797
TOTAL SOUTH AFRICA		4,853,844

SOUTH KOREA — 15.5%
Communication Services — 0.7%
Kakao	5,229	144,550
NAVER	2,567	332,530
NCSoft	378	55,210
		532,290
Consumer Discretionary — 1.9%
Coway	880	44,885
Hyundai Mobis	1,401	233,018
Hyundai Motor	3,064	571,703
Kia	6,104	466,307
LG Electronics	2,325	185,438
		1,501,351
Consumer Staples — 0.6%
Amorepacific	856	96,682
KT&G	3,437	286,220
LG H&H	203	58,834
		441,736
Energy — 0.3%
HD Hyundai	2,144	125,423
SK Innovation*	1,325	118,649
S-Oil	756	35,381
		279,453
Financials — 2.4%
DB Insurance	830	71,277
Hana Financial Group	7,339	329,994
Industrial Bank of Korea	4,262	45,531

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
KB Financial Group	8,760	$541,932
Samsung Fire & Marine Insurance	1,106	291,364
Samsung Life Insurance	1,152	82,103
Shinhan Financial Group	9,360	397,247
Woori Financial Group	12,287	145,636
		1,905,084
Health Care — 0.3%
Samsung Biologics*	355	265,225

Industrials — 1.7%
Hyundai Engineering & Construction	2,881	67,195
Hyundai Glovis	2,884	269,279
Korea Aerospace Industries	3,714	147,969
Korea Shipbuilding & Offshore Engineering*	632	90,714
LG	2,665	161,200
Samsung C&T	2,375	250,268
Samsung Heavy Industries*	23,023	176,585
SK Holdings	954	111,763
SK Square*	1,768	109,252
		1,384,225
Information Technology — 6.2%
LG Display*	3,616	30,251
Samsung Electro-Mechanics	1,628	164,954
Samsung Electronics	65,632	3,086,616
Samsung SDI	1,102	318,962
Samsung SDS	576	68,140
SK Hynix	9,035	1,206,325
		4,875,248
Materials — 1.2%
Hyundai Steel	3,155	67,312
Korea Zinc	128	67,343
LG Chemical	979	266,891
Lotte Chemical	303	23,518
POSCO Holdings	1,668	491,076
		916,140
Utilities — 0.2%
Korea Electric Power*	10,378	163,086
TOTAL SOUTH KOREA		12,263,838

TAIWAN — 28.4%
Communication Services — 1.1%
Chunghwa Telecom	99,000	392,603

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Communication Services (continued)
Far EasTone Telecommunications	73,000	$209,220
Taiwan Mobile	73,000	265,274
		867,097
Consumer Staples — 0.6%
President Chain Store	25,000	233,043
Uni-President Enterprises	99,000	272,789
		505,832
Financials — 5.7%
Cathay Financial Holding	148,000	310,998
Chailease Holding	50,607	261,460
Chang Hwa Commercial Bank	391,283	221,319
CTBC Financial Holding	368,000	400,019
E.Sun Financial Holding	322,735	286,058
First Financial Holding	326,103	282,345
Fubon Financial Holding	185,668	530,372
Hua Nan Financial Holdings	255,091	207,158
KGI Financial Holding	450,000	234,623
Mega Financial Holding	209,516	260,187
Shanghai Commercial & Savings Bank	153,000	186,618
Shin Kong Financial Holding*	746,000	284,054
SinoPac Financial Holdings	179,591	137,617
Taishin Financial Holding	572,312	332,755
Taiwan Cooperative Financial Holding	288,883	236,426
Yuanta Financial Holding	307,310	307,829
		4,479,838
Industrials — 0.3%
Far Eastern New Century	222,000	269,376

Information Technology — 19.4%
Accton Technology	9,000	151,296
ASE Technology Holding	77,000	367,403
Asustek Computer	25,000	436,857
AUO	199,600	107,537
Catcher Technology	25,000	186,829
Delta Electronics	50,000	601,172
Hon Hai Precision Industry	222,000	1,315,311
Innolux	224,401	114,517
Lite-On Technology	99,000	311,267
MediaTek	25,000	928,223
Novatek Microelectronics	25,000	409,208
Pegatron	76,000	247,358
Quanta Computer	75,000	625,662
Taiwan Semiconductor Manufacturing	302,000	9,132,574

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
United Microelectronics	198,000	$336,606
		15,271,820
Materials — 1.3%
Asia Cement	99,000	149,377
China Steel	326,000	238,475
Formosa Chemicals & Fibre	75,000	102,974
Formosa Plastics	99,000	167,364
Nan Ya Plastics	124,000	180,241
TCC Group Holdings	147,404	157,435
		995,866
TOTAL TAIWAN		22,389,829

THAILAND — 1.9%
Communication Services — 0.2%
Advanced Info Service	23,500	189,884
		189,884
Consumer Staples — 0.3%
CP ALL	125,200	254,855
		254,855
Energy — 0.5%
PTT	256,400	270,922
PTT Exploration & Production	35,200	143,305
		414,227
Health Care — 0.3%
Bangkok Dusit Medical Services, Cl F	230,500	214,902
		214,902
Industrials — 0.3%
Airports of Thailand	114,400	227,538
		227,538
Materials — 0.2%
PTT Global Chemical	62,500	58,271
Siam Cement	12,200	91,374
		149,645
Real Estate — 0.1%
Central Pattana	35,200	73,294
		73,294
TOTAL THAILAND		1,524,345

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
TÜRKIYE — 0.8%
Consumer Staples — 0.3%
BIM Birlesik Magazalar	17,095	$248,145

Energy — 0.2%
Turkiye Petrol Rafinerileri	34,228	155,385

Financials — 0.3%
Akbank	122,312	220,387
TOTAL TÜRKIYE		623,917

UNITED ARAB EMIRATES — 1.1%
Communication Services — 0.4%
Emirates Telecommunications Group PJSC	53,501	269,471

Financials — 0.5%
Abu Dhabi Commercial Bank PJSC	54,295	124,467
First Abu Dhabi Bank PJSC	80,020	299,338
		423,805
Real Estate — 0.2%
Emaar Properties PJSC	59,940	142,303
TOTAL UNITED ARAB EMIRATES		835,579

UNITED KINGDOM — 0.3%
Materials — 0.3%
Anglogold Ashanti	8,065	214,812
TOTAL UNITED KINGDOM		214,812

UNITED STATES — 0.1%
Consumer Staples — 0.1%
JBS	14,800	85,961
TOTAL UNITED STATES		85,961

TOTAL COMMON STOCK (Cost $67,419,872)		76,780,801

PREFERRED STOCK — 2.8%
BRAZIL — 1.9%
Energy — 0.7%
Petroleo Brasileiro(C)	82,500	545,526

Financials — 1.1%
Banco Bradesco(C)	42,471	114,643
Itau Unibanco Holding(C)	79,600	527,811
Itausa(C)	105,076	213,595
		856,049

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
PREFERRED STOCK (continued)
Materials — 0.1%
Gerdau(C)	21,290	$74,670

Utilities — 0.0%
Cia Energetica de Minas Gerais(C)	26,500	55,474
TOTAL BRAZIL		1,531,719

CHILE — 0.2%
Materials — 0.2%
Sociedad Quimica y Minera de Chile(C)	3,101	128,837

COLOMBIA — 0.1%
Financials — 0.1%
Bancolombia(C)	7,516	59,746

RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC(A)(C)	50,900	—

SOUTH KOREA — 0.6%
Information Technology — 0.6%
Samsung Electronics(C)	13,434	522,896

TOTAL PREFERRED STOCK (Cost $2,323,819)		2,243,198

TOTAL INVESTMENTS — 100.2% (Cost $69,743,691)		79,023,999
OTHER ASSETS LESS LIABILITIES – (0.2)%		(150,668)
NET ASSETS - 100%		$78,873,331

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

The following summarizes the market value of the Fund’s investments used as of September 30, 2024, based on the inputs used to value them:

Investments in Securities	Level 1		Level 2	Level 3^		Total
Common Stock
Brazil	$3,832,058		$—	$—		$3,832,058
Chile	479,855		—	—		479,855
Colombia	107,668		—	—		107,668
Czechia	144,179		—	—		144,179
Egypt	77,754		—	—		77,754
Greece	67,283		—	—		67,283
Hungary	332,690		—	—		332,690
India	18,166,928		—	—		18,166,928
Indonesia	2,302,330		—	—		2,302,330
Malaysia	1,954,946		—	—		1,954,946
Mexico	2,904,511		—	—		2,904,511
Peru	485,243		—	—		485,243
Philippines	850,578		—	—		850,578
Poland.	1,237,384		—	—		1,237,384
Qatar	851,661		—	—		851,661
Romania	193,608		—	—		193,608
Russia	—	‡‡	—	—	‡‡	—
South Africa	4,853,844		—	—		4,853,844
South Korea	12,263,838		—	—		12,263,838
Taiwan	22,389,829		—	—		22,389,829
Thailand
Communication Services	48,481		141,403	—		189,884
Consumer Staples	62,085		192,770	—		254,855
Energy	102,907		311,320	—		414,227
Health Care	26,105		188,797	—		214,902
Industrials	52,708		174,830	—		227,538
Materials	36,833		112,812	—		149,645
Real Estate	17,074		56,220	—		73,294
Türkiye	623,917		—	—		623,917
United Arab Emirates	835,579		—	—		835,579
United Kingdom	214,812		—	—		214,812
United States	85,961		—	—		85,961
Total Common Stock	75,602,649		1,178,152	—		76,780,801
Preferred Stock
Brazil	1,531,719		—	—		1,531,719
Chile	128,837		—	—		128,837
Colombia	59,746		—	—		59,746
Russia	—	‡‡	—	—		—
South Korea	522,896		—	—		522,896
Total Preferred Stock	2,243,198		—	—		2,243,198
Total Investments in Securities	$77,845,847		$1,178,152	$—		$79,023,999

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Value Line® Dynamic Dividend Equity Index ETF

	Shares	Value
COMMON STOCK — 100.1%‡
UNITED STATES — 100.1%
Communication Services — 9.6%
Alphabet, Cl C	6,986	$1,167,989
Comcast, Cl A	12,293	513,479
Meta Platforms, Cl A	1,569	898,158
Netflix*	145	102,844
Verizon Communications	11,358	510,088
		3,192,558
Consumer Discretionary — 6.4%
Amazon.com*	5,213	971,338
Dick’s Sporting Goods	457	95,376
Home Depot	1,916	776,363
McDonald’s	629	191,537
Williams-Sonoma	639	98,994
		2,133,608
Consumer Staples — 7.2%
Altria Group	10,164	518,771
Cal-Maine Foods	5,855	438,188
Coca-Cola	1,568	112,677
Colgate-Palmolive	1,492	154,885
Flowers Foods	12,092	278,962
Kimberly-Clark	3,586	510,216
Philip Morris International	631	76,603
Procter & Gamble	1,746	302,407
		2,392,709
Energy — 5.3%
Chevron	2,173	320,018
DT Midstream	6,221	489,344
Enterprise Products Partners	6,746	196,376
Hess Midstream, Cl A	12,707	448,176
Phillips 66	2,350	308,907
		1,762,821
Financials — 10.3%
Allstate	781	148,117
Annaly Capital Management†	19,591	393,191
BlackRock, Cl A	452	429,179
Citizens Financial Group	1,020	41,891
CME Group, Cl A	651	143,643
Goldman Sachs Group	1,177	582,744
JPMorgan Chase	1,673	352,769
Morgan Stanley	2,111	220,051
Regions Financial	3,488	81,375
T Rowe Price Group	3,890	423,738

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Value Line® Dynamic Dividend Equity Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Virtu Financial, Cl A	5,438	$165,642
Western Union	34,536	412,014
		3,394,354
Health Care — 9.9%
AbbVie	2,182	430,901
Amgen	927	298,689
Bristol-Myers Squibb	10,753	556,360
CVS Health	587	36,910
Eli Lilly	438	388,042
Gilead Sciences	6,107	512,011
Johnson & Johnson	926	150,068
Merck	3,165	359,417
Pfizer	18,650	539,731
		3,272,129
Industrials — 12.6%
Automatic Data Processing	1,890	523,020
Cummins	884	286,230
Fastenal	6,228	444,804
General Dynamics	166	50,165
Lockheed Martin	420	245,515
MSC Industrial Direct, Cl A	4,202	361,624
Paychex	3,826	513,411
Powell Industries	392	87,020
Robert Half	2,867	193,264
RTX	664	80,450
Snap-on	598	173,247
Union Pacific	1,243	306,375
United Parcel Service, Cl B	3,111	424,154
Vertiv Holdings, Cl A	1,761	175,202
Watsco	608	299,063
		4,163,544
Information Technology — 25.4%
Apple	7,475	1,741,675
AppLovin, Cl A*	676	88,252
Broadcom	343	59,167
Cisco Systems	12,256	652,264
Dell Technologies, Cl C	443	52,513
International Business Machines	1,823	403,029
Microsoft	4,495	1,934,199
NetApp	1,487	183,659
NVIDIA	21,504	2,611,446
Oracle	349	59,470
Super Micro Computer*	81	33,728

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Value Line® Dynamic Dividend Equity Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Texas Instruments	2,959	$611,241
		8,430,643
Materials — 4.2%
Air Products and Chemicals	1,757	523,129
Dow	8,481	463,317
Kronos Worldwide	4,727	58,851
Packaging Corp of America	1,604	345,502
		1,390,799
Real Estate — 2.6%
Equinix†	46	40,831
Public Storage†	1,525	554,902
Simon Property Group†	1,608	271,784
		867,517
Utilities — 6.6%
American Electric Power	2,062	211,561
Consolidated Edison	3,067	319,367
Duke Energy	1,066	122,910
Entergy	2,060	271,116
Evergy	985	61,080
ONE Gas	2,471	183,892
Public Service Enterprise Group	2,529	225,612
Spire	1,192	80,210
UGI	8,124	203,262
WEC Energy Group	5,372	516,679
		2,195,689
TOTAL UNITED STATES		33,196,371

TOTAL COMMON STOCK (Cost $29,124,919)		33,196,371

TOTAL INVESTMENTS — 100.1% (Cost $29,124,919)		33,196,371
OTHER ASSETS LESS LIABILITIES – (0.1)%		(24,678)
NET ASSETS - 100%		$33,171,693

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

As of September 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Mount Lucas Managed Futures Index Strategy ETF†

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 73.6%
U.S. Treasury Bills
5.177%, 10/03/2024(A)	$55,000,000	$54,985,800
5.165%, 10/15/2024(A)	55,000,000	54,899,087
5.083%, 10/29/2024(A)	55,000,000	54,797,340
4.968%, 11/05/2024(A)	55,000,000	54,750,606
4.581%, 11/29/2024(A)	55,000,000	54,578,221

TOTAL U.S. TREASURY OBLIGATIONS (Cost $273,985,901)		274,011,054

TOTAL INVESTMENTS — 73.6% (Cost $273,985,901)		274,011,054
OTHER ASSETS LESS LIABILITIES – 26.4%		98,034,490
NET ASSETS - 100%		$372,045,544

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
AUD Currency	899	Dec-2024	$60,085,763	$62,251,255	$2,165,492
British Pound	743	Dec-2024	60,635,131	62,105,512	1,470,381
CAD Currency	39	Dec-2024	2,906,793	2,889,510	(17,283)
Canadian 10-Year Bond	1,038	Dec-2024	95,476,844	95,944,678	754,009
Copper^	150	Dec-2024	15,679,458	17,073,750	1,394,292
Euro FX	439	Dec-2024	60,735,912	61,276,169	540,257
Euro-Bund 10-Year Bond	649	Dec-2024	96,408,355	97,471,008	600,184
Gold^	101	Dec-2024	25,344,310	26,859,940	1,515,630
Japanese 10-Year Bond	97	Dec-2024	98,345,294	97,624,282	254,512
Japanese Yen	702	Dec-2024	62,646,782	61,692,638	(954,145)
Long Gilt 10-Year Bond	738	Dec-2024	96,723,311	97,117,986	(430,461)
Swiss Franc	410	Dec-2024	60,911,726	61,041,313	129,587
Ultra 10-Year U.S Treasury Note	815	Dec-2024	96,365,357	96,411,953	46,596
			832,265,036	839,759,994	7,469,051
Short Contracts
Corn^	(1,276)	Dec-2024	(28,757,959)	(27,099,050)	1,658,909
Gasoline^	(301)	Dec-2024	(25,471,940)	(24,098,180)	1,373,760
Live Cattle^	(120)	Dec-2024	(8,584,738)	(8,870,400)	(285,662)
Natural Gas^	(842)	Dec-2024	(26,948,191)	(28,164,900)	(1,216,709)
NY Harbor ULSD^	(265)	Dec-2024	(25,857,362)	(24,075,303)	1,782,059
Soybean^	(512)	Nov-2024	(28,775,223)	(27,059,200)	1,716,023
Sugar No. 11^	(386)	Mar-2025	(8,278,270)	(9,714,231)	(1,435,961)
Wheat^	(928)	Dec-2024	(27,607,133)	(27,097,600)	509,533
WTI Crude Oil^	(356)	Dec-2024	(25,139,660)	(24,126,120)	1,013,541
			(205,420,476)	(200,304,984)	5,115,493
			$626,844,560	$639,455,010	$12,584,544

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Mount Lucas Managed Futures Index Strategy ETF† (concluded)

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of September 30, 2024.
†	Formerly KFA Mount Lucas Managed Futures Index Strategy ETF, effective August 1, 2024.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following summarizes the market value of the Fund’s investments and other financial instruments used as of September 30, 2024, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$274,011,054	$—	$274,011,054
Total Investments in Securities	$—	$274,011,054	$—	$274,011,054

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$16,924,765	$—	$—	$16,924,765
Unrealized Depreciation	(4,340,221)	—	—	(4,340,221)
Total Other Financial Instruments	$12,584,544	$—	$—	$12,584,544

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.4%‡
CHINA — 99.4%
Consumer Discretionary — 5.9%
Beijing Roborock Technology, Cl A	22,098	$877,539
Ninebot	85,756	590,605
Tianneng Battery Group, Cl A	23,323	112,972
		1,581,116
Health Care — 12.5%
APT Medical, Cl A	11,613	679,309
Bloomage Biotechnology, Cl A	33,018	332,602
iRay Technology, Cl A	12,230	221,650
MGI Tech, Cl A*	35,614	259,473
Shanghai Junshi Biosciences, Cl A*	91,937	417,606
Shanghai United Imaging Healthcare, Cl A	56,495	1,033,251
Sichuan Biokin Pharmaceutical, Cl A*	13,744	384,356
		3,328,247
Industrials — 3.1%
AVIC Chengdu UAS, Cl A	34,703	188,424
Baimtec Material, Cl A	15,423	121,204
Sany Renewable Energy, Cl A	41,318	170,322
Zhuzhou CRRC Times Electric, Cl A	44,672	338,743
		818,693
Information Technology — 74.5%
ACM Research Shanghai, Cl A	14,934	225,099
Advanced Micro-Fabrication Equipment China, Cl A	74,384	1,743,047
Amlogic Shanghai, Cl A	57,351	576,489
ASR Microelectronics, Cl A*	35,842	202,444
Beijing Kingsoft Office Software, Cl A	39,592	1,507,049
Biwin Storage Technology, Cl A*	44,248	383,135
Cambricon Technologies, Cl A*	35,696	1,474,835
China Railway Signal & Communication, Cl A	443,219	398,340
China Resources Microelectronics, Cl A	90,725	611,216
CSI Solar, Cl A	82,148	163,976
Everdisplay Optronics Shanghai, Cl A*	712,404	256,515
GalaxyCore, Cl A	133,700	281,397
Guobo Electronics, Cl A	12,257	84,029
Hangzhou EZVIZ Network, Cl A	26,991	130,662
Hwatsing Technology, Cl A	24,341	562,981
Hygon Information Technology, Cl A	159,330	2,351,254
Jinko Solar, Cl A	685,843	863,349
Loongson Technology, Cl A*	27,488	469,821
Montage Technology, Cl A	156,491	1,495,448
National Silicon Industry Group, Cl A	282,473	766,053
Nexchip Semiconductor, Cl A*	68,759	172,029
Piotech, Cl A	23,848	490,690

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares SSE STAR Market 50 Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Qi An Xin Technology Group, Cl A*	46,968	$213,947
Shanghai BOCHU Electronic Technology, Cl A	14,084	424,030
Shanghai Fudan Microelectronics Group, Cl A	54,983	277,796
Shenzhen Transsion Holdings, Cl A	77,405	1,193,708
SICC, Cl A*	29,456	265,113
SUPCON Technology, Cl A	108,295	778,482
Trina Solar, Cl A	186,741	598,220
United Nova Technology, Cl A*	241,519	145,975
Verisilicon Microelectronics Shanghai, Cl A*	59,969	308,300
Xinjiang Daqo New Energy, Cl A	110,274	412,819
		19,828,248
Materials — 3.4%
Cathay Biotech, Cl A	49,987	339,549
Western Superconducting Technologies, Cl A	77,934	516,913
Zhongfu Shenying Carbon Fiber, Cl A	17,526	55,969
		912,431
TOTAL CHINA		26,468,735

TOTAL COMMON STOCK (Cost $28,488,063)		26,468,735

TOTAL INVESTMENTS — 99.4% (Cost $28,488,063)		26,468,735
OTHER ASSETS LESS LIABILITIES – 0.6%		149,850
NET ASSETS - 100%		$26,618,585

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 93.7%‡
CHINA — 92.2%
Communication Services — 24.0%
Baidu, Cl A*	33,200	$451,358
Bilibili, Cl Z*	13,800	344,311
China Literature*	21,800	90,933
Kingsoft	44,200	168,151
Kuaishou Technology, Cl B*	78,400	553,620
NetEase	25,105	486,424
Tencent Holdings	16,200	927,263
Weibo, Cl A	260	2,728
		3,024,788
Consumer Discretionary — 45.0%
Alibaba Group Holding	76,200	1,079,112
Haier Smart Home, Cl A	113,826	457,209
JD.com, Cl A	58,110	1,250,093
Li Auto, Cl A*	37,900	527,453
Meituan, Cl B*	51,180	1,133,307
NIO, Cl A*	6,660	48,316
Tongcheng Travel Holdings	65,200	167,543
Trip.com Group*	8,000	505,697
XPeng, Cl A*	75,300	513,310
		5,682,040
Consumer Staples — 4.0%
Alibaba Health Information Technology*	300,000	206,630
East Buy Holding*	22,000	55,967
JD Health International*	52,300	235,661
		498,258
Financials — 0.6%
ZhongAn Online P&C Insurance, Cl H*	39,800	81,265

Information Technology — 18.6%
BYD Electronic International	37,500	157,145
Hua Hong Semiconductor	31,000	83,412
Kingdee International Software Group*	143,000	165,690
Lenovo Group	380,000	518,571
SenseTime Group, Cl B*	1,097,000	242,915
Sunny Optical Technology Group	35,840	265,311
Xiaomi, Cl B*	317,800	920,566
		2,353,610
TOTAL CHINA		11,639,961

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Hang Seng TECH Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 1.5%
Information Technology — 1.5%
ASMPT	15,600	$190,795
TOTAL HONG KONG		190,795

TOTAL COMMON STOCK (Cost $9,499,555)		11,830,756

TOTAL INVESTMENTS — 93.7% (Cost $9,499,555)		11,830,756
OTHER ASSETS LESS LIABILITIES – 6.3%		796,066
NET ASSETS - 100%		$12,626,822

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Dynamic Emerging Markets Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUNDS — 99.2%
KraneShares MSCI All China Index ETF(A)	132,306	$2,991,439
KraneShares MSCI Emerging Markets ex China Index ETF(A)	65,711	2,050,840
TOTAL EXCHANGE - TRADED FUNDS (Cost $4,385,345)		5,042,279

TOTAL INVESTMENTS — 99.2% (Cost $4,385,345)		5,042,279
OTHER ASSETS LESS LIABILITIES – 0.8%		39,235
NET ASSETS - 100%		$5,081,514

(A)	Affiliated Investment.

As of September 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Transactions with affiliated companies during the period ended September 30, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2024	Dividend Income	Capital Gain Distributions
KraneShares MSCI All China Index ETF
$2,027,280	$413,544	$(16,282)	$568,132	$(1,235)	$2,991,439	$—	$—
KraneShares MSCI Emerging Markets ex China Index ETF
1,668,176	291,803	(30,740)	120,299	1,302	2,050,840	—	—
$3,695,456	$705,347	$(47,022)	$688,431	$67	$5,042,279	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Global Luxury Index ETF

	Shares	Value
COMMON STOCK — 98.6%‡
CHINA — 0.7%
Consumer Discretionary — 0.7%
Chow Tai Fook Jewellery Group	15,400	$17,348
TOTAL CHINA		17,348

DENMARK — 4.7%
Consumer Discretionary — 4.7%
Pandora	717	118,346
TOTAL DENMARK		118,346

FRANCE — 35.8%
Consumer Discretionary — 20.9%
Hermes International	83	204,346
Kering	324	92,877
LVMH Moet Hennessy Louis Vuitton	302	232,056
		529,279
Consumer Staples — 8.4%
L’Oreal	474	212,687

Health Care — 6.5%
EssilorLuxottica	695	164,903
TOTAL FRANCE		906,869

GERMANY — 0.8%
Consumer Discretionary — 0.8%
HUGO BOSS	459	21,049
TOTAL GERMANY		21,049

ITALY — 11.0%
Consumer Discretionary — 11.0%
Brunello Cucinelli	293	31,637
Ferrari	239	111,949
Moncler	1,621	103,156
PRADA	3,900	30,125
TOTAL ITALY		276,867

JAPAN — 8.5%
Consumer Staples — 8.5%
Kao	2,600	129,219
Shiseido	3,200	86,689
TOTAL JAPAN		215,908

SWITZERLAND — 9.9%
Consumer Discretionary — 9.9%
Cie Financiere Richemont, Cl A	1,243	197,159

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Global Luxury Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Swatch Group	253	$54,361
TOTAL SWITZERLAND		251,520

UNITED KINGDOM — 1.1%
Consumer Discretionary — 1.1%
Burberry Group	3,031	28,500
TOTAL UNITED KINGDOM		28,500

UNITED STATES — 26.1%
Consumer Discretionary — 20.8%
Capri Holdings*	1,164	49,400
Deckers Outdoor*	754	120,225
Ralph Lauren, Cl A	330	63,977
Samsonite International	10,800	29,755
Signet Jewelers	380	39,193
Tapestry	1,998	93,866
Vail Resorts	366	63,790
VF	3,372	67,272
		527,478
Consumer Staples — 5.3%
Coty, Cl A*	2,829	26,565
Estee Lauder, Cl A	854	85,135
Inter Parfums	165	21,364
		133,064
TOTAL UNITED STATES		660,542

TOTAL COMMON STOCK (Cost $2,343,282)		2,496,949

TOTAL INVESTMENTS — 98.6% (Cost $2,343,282)		2,496,949
OTHER ASSETS LESS LIABILITIES – 1.4%		35,241
NET ASSETS - 100%		$2,532,190

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Artificial Intelligence and Technology ETF

	Shares	Value
COMMON STOCK — 99.2%‡
GERMANY — 1.9%
Information Technology — 1.9%
SAP	417	$95,126
TOTAL GERMANY		95,126

ISRAEL — 1.2%
Information Technology — 1.2%
Nice*	361	62,967
TOTAL ISRAEL		62,967

NETHERLANDS — 2.3%
Information Technology — 2.3%
ASML Holding	143	118,994
TOTAL NETHERLANDS		118,994

SOUTH KOREA — 2.4%
Information Technology — 2.4%
SK Hynix	923	123,236
TOTAL SOUTH KOREA		123,236

TAIWAN — 3.4%
Information Technology — 3.4%
Taiwan Semiconductor Manufacturing ADR	981	170,370
TOTAL TAIWAN		170,370

UNITED STATES — 88.0%
Communication Services — 9.0%
Alphabet, Cl A	1,017	168,669
Meta Platforms, Cl A	382	218,672
ROBLOX, Cl A*	1,541	68,205
		455,546
Consumer Discretionary — 10.2%
Amazon.com*	1,382	257,508
Duolingo, Cl A*	366	103,219
Tesla*	605	158,286
		519,013
Industrials — 2.3%
Vertiv Holdings, Cl A	1,204	119,786

Information Technology — 66.5%
Adobe*	181	93,718
Advanced Micro Devices*	532	87,291
Apple	1,257	292,881
Arista Networks*	280	107,470

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Artificial Intelligence and Technology ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
ARM Holdings ADR*	502	$71,791
Broadcom	1,069	184,403
Cloudflare, Cl A*	1,118	90,435
Datadog, Cl A*	854	98,261
Elastic*	943	72,385
Gitlab, Cl A*	1,689	87,051
Intuit	130	80,730
Marvell Technology	1,558	112,363
Micron Technology	778	80,686
Microsoft	894	384,688
MongoDB, Cl A*	326	88,134
NVIDIA	3,053	370,756
Oracle	741	126,267
Palantir Technologies, Cl A*	3,082	114,650
Palo Alto Networks*	298	101,856
Pure Storage, Cl A*	1,617	81,238
QUALCOMM	579	98,459
Salesforce	422	115,506
ServiceNow*	130	116,271
Snowflake, Cl A*	700	80,402
Synopsys*	133	67,350
Workday, Cl A*	279	68,190
Zscaler*	615	105,128
		3,378,360
TOTAL UNITED STATES		4,472,705

TOTAL COMMON STOCK (Cost $4,766,734)		5,043,398

TOTAL INVESTMENTS — 99.2% (Cost $4,766,734)		5,043,398
OTHER ASSETS LESS LIABILITIES – 0.8%		38,474
NET ASSETS - 100%		$5,081,872

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Sustainable Ultra Short Duration Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 95.2%
AUSTRALIA — 3.4%
Financials — 3.4%
Commonwealth Bank of Australia
5.745%, 3/14/2025, SOFRRATE + 0.740%(A)	$1,000,000	$1,000,959
National Australia Bank
5.906%, 5/13/2025, SOFRRATE + 0.760%(A)	1,000,000	1,002,857
5.894%, 6/9/2025, SOFRRATE + 0.860%(A)	1,000,000	1,003,565
1.388%, 01/12/2025	1,250,000	1,237,957
Westpac Banking
5.421%, 11/18/2024, SOFRRATE + 0.300%(A)	957,000	957,250
5.350%, 10/18/2024	2,000,000	2,000,160
3.735%, 08/26/2025	1,400,000	1,394,045
2.350%, 02/19/2025	1,174,000	1,163,013
1.019%, 11/18/2024	302,000	300,438
TOTAL AUSTRALIA		10,060,244

CANADA — 12.7%
Communication Services — 0.3%
Rogers Communications
2.950%, 03/15/2025	1,000,000	990,666

Financials — 12.0%
Bank of Montreal, MTN
3.700%, 06/07/2025	2,000,000	1,988,270
1.850%, 05/01/2025	2,500,000	2,460,297
1.500%, 01/10/2025	1,000,000	990,661
Bank of Montreal
5.920%, 09/25/2025	1,000,000	1,015,189
5.200%, 12/12/2024	92,000	92,033
Bank of Nova Scotia
5.450%, 06/12/2025	3,000,000	3,017,643
5.250%, 12/06/2024	1,000,000	1,000,280
2.200%, 02/03/2025	1,000,000	990,630
Bank of Nova Scotia, MTN
3.450%, 04/11/2025	2,000,000	1,986,229
1.450%, 01/10/2025	1,100,000	1,089,532
Canadian Imperial Bank of Commerce
5.681%, 10/18/2024, SOFRINDX + 0.420%(A)	1,000,000	1,000,074
5.144%, 04/28/2025	500,000	501,325
3.300%, 04/07/2025	1,000,000	992,628
2.250%, 01/28/2025	1,000,000	991,522
1.000%, 10/18/2024	2,000,000	1,996,314
National Bank of Canada
5.250%, 01/17/2025	1,000,000	1,000,431
Royal Bank of Canada, MTN
5.641%, 10/7/2024, SOFRINDX + 0.340%(A)	2,000,000	2,000,044
4.950%, 04/25/2025	2,000,000	2,002,484

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
3.375%, 04/14/2025	$1,000,000	$993,523
2.250%, 11/01/2024	997,000	994,627
1.150%, 06/10/2025	1,000,000	976,953
0.750%, 10/07/2024	2,000,000	1,998,588
Toronto-Dominion Bank, MTN
3.766%, 06/06/2025	2,000,000	1,988,963
1.450%, 01/10/2025	1,000,000	990,622
1.150%, 06/12/2025	2,100,000	2,051,641
0.750%, 09/11/2025	1,000,000	967,719

Materials — 0.4%
Nutrien
5.900%, 11/07/2024	1,000,000	1,000,469
TOTAL CANADA		38,069,357

FINLAND — 0.5%
Financials — 0.5%
Nordea Bank Abp
3.600%, 06/06/2025	1,400,000	1,390,719

FRANCE — 1.6%
Financials — 1.6%
Banque Federative du Credit Mutuel
2.375%, 11/21/2024	1,000,000	996,050
0.998%, 02/04/2025	1,000,000	986,274
BNP Paribas
3.375%, 01/09/2025	248,000	246,656
BNP Paribas, MTN
4.250%, 10/15/2024	100,000	99,921
BPCE
5.029%, 01/15/2025	1,000,000	999,849
2.375%, 01/14/2025	1,000,000	991,888
Credit Agricole
4.375%, 03/17/2025	135,000	134,286
Societe Generale
4.250%, 04/14/2025	274,390	272,374
Societe Generale, MTN
4.351%, 06/13/2025	100,000	99,767
TOTAL FRANCE		4,827,065

GERMANY — 2.2%
Consumer Discretionary — 1.2%
BMW US Capital
3.900%, 04/09/2025	83,000	82,672
3.250%, 04/01/2025	471,000	467,581
Daimler Truck Finance North America
1.625%, 12/13/2024	350,000	347,295

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary (continued)
Mercedes-Benz Finance North America
5.500%, 11/27/2024	$1,400,000	$1,400,406
4.950%, 03/30/2025	1,305,000	1,305,325

Consumer Staples — 0.3%
EMD Finance
3.250%, 03/19/2025	1,000,000	990,574

Financials — 0.7%
Deutsche Bank
4.500%, 04/01/2025	100,000	99,577
Deutsche Bank NY
4.162%, 05/13/2025	1,000,000	997,063
Erste Abwicklungsanstalt, MTN
0.875%, 10/30/2024	1,000,000	996,850
TOTAL GERMANY		6,687,343

HONG KONG — 0.3%
Diversified — 0.3%
Swire Pacific Financing, MTN
3.875%, 09/21/2025	1,000,000	994,812

IRELAND — 0.4%
Industrials — 0.4%
AerCap Ireland Capital DAC
1.750%, 10/29/2024	1,100,000	1,096,951

JAPAN — 3.2%
Financials — 2.7%
Mitsubishi UFJ Financial Group
3.777%, 03/02/2025	1,000,000	995,321
2.193%, 02/25/2025	848,590	839,237
1.412%, 07/17/2025	1,000,000	975,542
Nomura Holdings
2.648%, 01/16/2025	1,000,000	992,373
ORIX
3.250%, 12/04/2024	1,000,000	996,701
Sumitomo Mitsui Financial Group
2.348%, 01/15/2025	1,500,000	1,488,917
1.474%, 07/08/2025	2,000,000	1,953,747

Industrials — 0.5%
Central Japan Railway
2.200%, 10/02/2024	1,346,000	1,345,894
TOTAL JAPAN		9,587,732

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
NETHERLANDS — 0.7%
Financials — 0.7%
Cooperatieve Rabobank UA, MTN
5.500%, 07/18/2025	$1,000,000	$1,009,185
3.375%, 05/21/2025	1,100,000	1,092,788
TOTAL NETHERLANDS		2,101,973

SINGAPORE — 0.5%
Financials — 0.5%
DBS Group Holdings, MTN
1.169%, 11/22/2024	1,100,000	1,094,048
United Overseas Bank, MTN
3.059%, 04/07/2025	412,000	408,703
TOTAL SINGAPORE		1,502,751

SPAIN — 0.7%
Financials — 0.7%
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	1,000,000	968,541
Banco Santander
2.746%, 05/28/2025	1,000,000	985,340
TOTAL SPAIN		1,953,881

SWEDEN — 0.4%
Consumer Staples — 0.3%
Skandinaviska Enskilda Banken
3.700%, 06/09/2025	1,000,000	993,752

Financials — 0.1%
Svenska Handelsbanken
3.650%, 06/10/2025	111,000	110,330
Swedbank
3.356%, 04/04/2025	200,000	198,519
TOTAL SWEDEN		1,302,601

SWITZERLAND — 1.1%
Financials — 1.1%
UBS
2.950%, 04/09/2025	1,000,000	990,081
UBS, MTN
3.700%, 02/21/2025	318,000	316,513
UBS Group
3.750%, 03/26/2025	2,000,000	1,989,990
TOTAL SWITZERLAND		3,296,584

UNITED KINGDOM — 0.8%
Financials — 0.8%
Lloyds Banking Group
4.500%, 11/04/2024	1,000,000	998,834
4.450%, 05/08/2025	1,000,000	996,775

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Standard Chartered, MTN
3.200%, 04/17/2025	$546,000	$540,543
TOTAL UNITED KINGDOM		2,536,152

UNITED STATES — 66.7%
Communication Services — 2.7%
Alphabet
0.450%, 08/15/2025	1,000,000	969,329
Charter Communications Operating
4.908%, 07/23/2025	1,000,000	998,346
Fox
3.050%, 04/07/2025	1,000,000	990,196
Omnicom Group
3.650%, 11/01/2024	111,000	110,859
Sprint
7.625%, 02/15/2025	100,000	100,319
T-Mobile USA
3.500%, 04/15/2025	1,000,000	992,721
TWDC Enterprises 18, MTN
3.150%, 09/17/2025	1,000,000	989,860
Verizon Communications
3.500%, 11/01/2024	2,000,000	1,996,777
Walt Disney
3.350%, 03/24/2025	1,000,000	993,831

Consumer Discretionary — 10.6%
American Honda Finance, MTN
5.956%, 1/10/2025, SOFRINDX + 0.670%(A)	1,000,000	1,000,942
5.682%, 4/29/2025, SOFRRATE + 0.450%(A)	1,000,000	1,001,169
5.530%, 6/13/2025, SOFRRATE + 0.450%(A)	1,000,000	1,000,656
4.600%, 04/17/2025	1,000,000	999,697
1.500%, 01/13/2025	252,000	249,598
1.200%, 07/08/2025	1,000,000	975,653
AutoZone
3.625%, 04/15/2025	2,266,900	2,251,303
DR Horton
2.500%, 10/15/2024	1,308,000	1,305,991
Ford Motor Credit
5.125%, 06/16/2025	1,000,000	999,722
4.687%, 06/09/2025	2,000,000	1,992,728
4.134%, 08/04/2025	1,000,000	990,715
4.063%, 11/01/2024	207,000	206,763
2.300%, 02/10/2025	545,000	538,888
General Motors Financial
4.300%, 07/13/2025	1,000,000	995,918
3.500%, 11/07/2024	2,000,000	1,996,780

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary (continued)
2.750%, 06/20/2025	$2,000,000	$1,968,145
1.200%, 10/15/2024	1,000,000	998,370
Genuine Parts
1.750%, 02/01/2025	1,000,000	989,283
Harley-Davidson Financial Services
3.350%, 06/08/2025	673,000	664,768
Hasbro
3.000%, 11/19/2024	100,000	99,657
Lennar
4.750%, 05/30/2025	1,000,000	998,287
McDonald’s, MTN
3.300%, 07/01/2025	1,000,000	990,492
NIKE
2.400%, 03/27/2025	1,000,000	990,144
Toyota Motor Credit, MTN
5.400%, 4/14/2025, SOFRRATE + 0.350%(A)	437,000	437,240
3.650%, 08/18/2025	1,000,000	995,753
3.000%, 04/01/2025	1,000,000	992,040
2.000%, 10/07/2024	1,110,000	1,109,428
1.800%, 02/13/2025	1,000,000	989,307
1.450%, 01/13/2025	1,000,000	990,945
VF
2.400%, 04/23/2025	2,000,000	1,966,228

Consumer Staples — 4.3%
Aetna
3.500%, 11/15/2024	502,000	500,829
Baxalta
4.000%, 06/23/2025	1,000,000	994,677
Bunge Finance
1.630%, 08/17/2025	1,000,000	973,752
Campbell Soup
3.950%, 03/15/2025	1,000,000	995,492
Estee Lauder
2.000%, 12/01/2024	1,020,000	1,014,910
J M Smucker
3.500%, 03/15/2025	1,000,000	993,966
Keurig Dr Pepper
4.417%, 05/25/2025	1,000,000	998,172
PepsiCo
5.587%, 11/12/2024, SOFRINDX + 0.400%(A)	2,000,000	2,000,658
3.500%, 07/17/2025	1,000,000	993,368
Roche Holdings
5.656%, 3/10/2025, SOFRRATE + 0.560%(A)	1,000,000	1,001,757
2.132%, 03/10/2025	1,250,000	1,236,590

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Consumer Staples (continued)
Target
2.250%, 04/15/2025	$1,000,000	$987,314
Walgreens Boots Alliance
3.800%, 11/18/2024	96,600	96,264

Financials — 25.2%
Ally Financial
5.800%, 05/01/2025	1,841,800	1,848,405
American Express
6.048%, 3/4/2025, SOFRINDX + 0.930%(A)	162,000	162,176
3.950%, 08/01/2025	1,000,000	995,841
Ameriprise Financial
3.700%, 10/15/2024	1,000,000	999,415
Ares Capital
3.250%, 07/15/2025	2,000,000	1,970,102
Bank of America, MTN
4.000%, 01/22/2025	2,100,000	2,093,646
3.950%, 04/21/2025	2,000,000	1,990,063
Bank of New York Mellon, MTN
3.000%, 02/24/2025	1,000,000	993,160
2.100%, 10/24/2024	2,000,000	1,996,302
1.600%, 04/24/2025	1,793,000	1,762,287
Canadian Imperial Bank
2.041%, 04/07/2025	1,000,000	1,003,405
Capital One Financial
3.300%, 10/30/2024	1,000,000	1,000,000
3.200%, 02/05/2025	1,000,000	994,798
Charles Schwab
4.200%, 03/24/2025	1,608,600	1,604,814
3.850%, 05/21/2025	444,500	442,148
Chubb INA Holdings
3.150%, 03/15/2025	1,000,000	992,794
Citigroup
5.901%, 10/30/2024, SOFRRATE + 0.686%(A)	329,000	329,153
4.400%, 06/10/2025	2,100,000	2,092,023
3.875%, 03/26/2025	2,000,000	1,989,356
Citizens Bank
2.250%, 04/28/2025	210,000	206,746
CME Group
3.000%, 03/15/2025	1,000,000	992,004
CNO Financial Group
5.250%, 05/30/2025	1,000,000	1,000,396
Discover Financial Services
3.750%, 03/04/2025	1,000,000	993,508
Fifth Third Bancorp
2.375%, 01/28/2025	330,000	327,331

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Goldman Sachs Group
5.700%, 11/01/2024	$1,991,000	$1,991,824
3.750%, 05/22/2025	1,000,000	993,730
3.500%, 04/01/2025	1,000,000	993,537
3.500%, 01/23/2025	2,000,000	1,990,928
JPMorgan Chase
3.900%, 07/15/2025	1,000,000	996,133
3.125%, 01/23/2025	2,346,879	2,333,604
Manufacturers & Traders Trust
2.900%, 02/06/2025	1,000,000	991,611
Marsh & McLennan
3.500%, 03/10/2025	1,000,000	995,472
Metropolitan Life Global Funding I
4.050%, 08/25/2025	1,020,000	1,017,548
Metropolitan Life Global Funding I, MTN
2.800%, 03/21/2025	1,000,000	991,735
Morgan Stanley, MTN
5.750%, 1/22/2025, SOFRRATE + 0.509%(A)	1,500,000	1,500,094
4.000%, 07/23/2025	1,000,000	996,732
3.700%, 10/23/2024	2,600,000	2,597,488
NatWest Markets
6.821%, 03/22/2025	1,000,000	1,005,816
New York Life Global Funding
0.950%, 06/24/2025	1,000,000	973,958
PayPal Holdings
2.400%, 10/01/2024	361,000	361,000
1.650%, 06/01/2025	1,000,000	981,276
PNC Bank, MTN
3.250%, 06/01/2025	1,000,000	991,236
PNC Bank
3.875%, 04/10/2025	2,000,000	1,991,003
PNC Financial Services Group
2.200%, 11/01/2024	2,000,000	1,994,592
Pricoa Global Funding I, MTN
1.150%, 12/06/2024	100,000	99,289
Principal Life Global Funding II
1.375%, 01/10/2025	879,000	870,335
Regions Financial
2.250%, 05/18/2025	2,422,800	2,379,695
Santander Holdings USA
3.450%, 06/02/2025	1,000,000	989,410
State Street
3.300%, 12/16/2024	1,427,000	1,422,087
Synchrony Financial
4.875%, 06/13/2025	1,000,000	997,860

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
4.500%, 07/23/2025	$1,000,000	$993,792
Truist Bank
2.150%, 12/06/2024	1,000,000	994,680
1.500%, 03/10/2025	1,300,000	1,281,250
Truist Financial, MTN
3.700%, 06/05/2025	2,100,000	2,084,875
2.850%, 10/26/2024	1,000,000	998,176
1.200%, 08/05/2025	1,000,000	972,325
Truist Financial
4.000%, 05/01/2025	1,000,000	996,971
US Bancorp
1.450%, 05/12/2025	2,000,000	1,963,296
US Bank
2.800%, 01/27/2025	1,000,000	993,187
Wells Fargo, MTN
3.000%, 02/19/2025	1,000,000	992,629
Western Union
2.850%, 01/10/2025	1,000,000	992,848

Health Care — 7.0%
Baxter International
1.322%, 11/29/2024	116,000	115,220
Becton Dickinson
3.734%, 12/15/2024	157,600	157,101
Boston Scientific
1.900%, 06/01/2025	2,000,000	1,963,134
Cencora
3.250%, 03/01/2025	2,000,000	1,983,536
Cigna Group
3.250%, 04/15/2025	1,000,000	992,123
CVS Health
4.100%, 03/25/2025	1,000,000	996,827
3.875%, 07/20/2025	1,000,000	992,835
Elevance Health
2.375%, 01/15/2025	1,000,000	992,329
GE HealthCare Technologies
5.550%, 11/15/2024	388,000	388,154
HCA
5.375%, 02/01/2025	1,000,000	1,000,320
5.250%, 04/15/2025	1,000,000	1,001,196
Humana
4.500%, 04/01/2025	1,000,000	997,942
Quest Diagnostics
3.500%, 03/30/2025	1,000,000	993,168
Stryker
1.150%, 06/15/2025	1,608,000	1,569,814

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Health Care (continued)
Thermo Fisher Scientific
1.215%, 10/18/2024	$2,454,000	$2,449,196
UnitedHealth Group
5.000%, 10/15/2024	1,188,000	1,188,000
3.750%, 07/15/2025	1,000,000	996,713
Zimmer Biomet Holdings
3.550%, 04/01/2025	1,000,000	992,718
1.450%, 11/22/2024	1,100,000	1,093,788

Industrials — 4.1%
Air Lease
3.375%, 07/01/2025	1,000,000	988,280
Automatic Data Processing
3.375%, 09/15/2025	1,000,000	993,036
Cummins
0.750%, 09/01/2025	1,000,000	968,228
Delta Air Lines
2.900%, 10/28/2024	165,000	164,473
John Deere Capital, MTN
5.571%, 7/3/2025, SOFRRATE + 0.500%(A)	2,000,000	2,004,168
5.499%, 10/11/2024, SOFRRATE + 0.200%(A)	1,000,000	1,000,009
4.950%, 06/06/2025	1,100,000	1,104,564
4.550%, 10/11/2024	103,000	102,989
4.050%, 09/08/2025	1,000,000	998,512
Southwest Airlines
5.250%, 05/04/2025	2,000,000	2,002,358
Verisk Analytics
4.000%, 06/15/2025	1,000,000	993,558
WW Grainger
1.850%, 02/15/2025	1,030,000	1,018,164

Information Technology — 8.6%
Adobe
3.250%, 02/01/2025	714,200	709,802
Analog Devices
5.579%, 10/1/2024, SOFRINDX + 0.250%(A)	1,000,000	1,000,000
Apple
3.200%, 05/13/2025	2,117,000	2,102,409
2.750%, 01/13/2025	2,020,000	2,009,305
2.500%, 02/09/2025	1,000,000	992,607
1.125%, 05/11/2025	2,000,000	1,959,456
0.550%, 08/20/2025	1,000,000	969,170
Broadcom
3.625%, 10/15/2024	2,000,000	1,998,133
CDW
5.500%, 12/01/2024	100,000	99,976

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Information Technology (continued)
Cisco Systems
3.500%, 06/15/2025	$1,000,000	$994,494
Flex
4.750%, 06/15/2025	1,000,000	997,415
Intel
3.400%, 03/25/2025	1,000,000	992,123
Intuit
0.950%, 07/15/2025	1,000,000	972,425
KLA
4.650%, 11/01/2024	1,100,000	1,098,900
Lam Research
3.800%, 03/15/2025	100,000	99,504
Microsoft
2.700%, 02/12/2025	1,000,000	993,342
Oracle
2.950%, 11/15/2024	1,000,000	997,339
2.500%, 04/01/2025	1,000,000	988,484
QUALCOMM
3.450%, 05/20/2025	1,000,000	994,343
Texas Instruments
1.375%, 03/12/2025	1,000,000	985,852
VeriSign
5.250%, 04/01/2025	2,000,000	1,999,078
VMware
4.500%, 05/15/2025	2,000,000	1,995,643

Materials — 0.3%
EIDP
1.700%, 07/15/2025	1,000,000	977,777

Real Estate — 3.6%
Alexandria Real Estate Equities
3.450%, 04/30/2025	1,420,000	1,408,869
Equinix
2.625%, 11/18/2024	2,000,000	1,993,221
1.250%, 07/15/2025	1,000,000	972,000
GLP Capital
5.250%, 06/01/2025	2,500,000	2,497,988
Host Hotels & Resorts
4.000%, 06/15/2025	1,000,000	993,076
Kimco Realty OP
3.300%, 02/01/2025	1,000,000	993,188
Macquarie Bank
6.630%, 03/21/2025	1,000,000	1,005,098
Simon Property Group
3.500%, 09/01/2025	1,000,000	991,379

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Utilities — 0.3%
American Water Capital
3.400%, 03/01/2025	$1,000,000	$993,455
TOTAL UNITED STATES		200,086,796

TOTAL CORPORATE OBLIGATIONS (Cost $285,218,540)		285,494,961

TOTAL INVESTMENTS — 95.2% (Cost $285,218,540)		285,494,961
OTHER ASSETS LESS LIABILITIES – 4.8%		14,470,684
NET ASSETS - 100%		$299,965,645

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

As of September 30, 2024, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares China Alpha Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 99.9%
Consumer Discretionary — 8.7%
Chongqing Changan Automobile, Cl A	133,700	$284,263
Fuyao Glass Industry Group, Cl A	33,001	274,433
Ningbo Tuopu Group, Cl A	31,100	205,566
		764,262
Financials — 37.7%
Agricultural Bank of China, Cl A	353,700	242,584
Bank of Beijing, Cl A	303,000	252,837
Bank of Chengdu, Cl A	118,200	266,001
Bank of China, Cl A	332,900	237,832
Bank of Communications, Cl A	234,500	247,948
Bank of Jiangsu, Cl A	205,500	246,648
Bank of Nanjing, Cl A	157,600	246,579
Bank of Shanghai, Cl A	224,200	252,754
China CITIC Bank, Cl A	267,300	267,733
China Construction Bank, Cl A	216,400	245,198
China Galaxy Securities, Cl A	30,300	66,630
Guosen Securities, Cl A	96,500	163,116
Huaxia Bank, Cl A	252,300	267,850
Industrial & Commercial Bank of China, Cl A	275,100	242,921
Shanghai Pudong Development Bank, Cl A	51,400	74,397
		3,321,028
Health Care — 2.8%
China Resources Sanjiu Medical & Pharmaceutical, Cl A	36,400	247,620

Industrials — 19.0%
China Merchants Expressway Network & Technology Holdings, Cl A	130,300	234,399
COSCO SHIPPING Holdings, Cl A	131,200	294,507
CRRC, Cl A	5,600	6,537
Daqin Railway, Cl A	258,900	253,771
NARI Technology, Cl A	62,500	247,101
Shanghai International Port Group, Cl A	255,100	236,924
Weichai Power, Cl A	128,100	290,477
Zoomlion Heavy Industry Science and Technology, Cl A	106,500	115,347
		1,679,063
Information Technology — 12.3%
Foxconn Industrial Internet, Cl A	85,100	306,298
Luxshare Precision Industry, Cl A	26,300	163,317
NAURA Technology Group, Cl A	5,200	271,923
Zhongji Innolight, Cl A	15,500	342,970
		1,084,508

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

KraneShares China Alpha Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials — 19.4%
Aluminum Corp of China, Cl A	240,900	$306,346
Baoshan Iron & Steel, Cl A	269,900	267,638
Qinghai Salt Lake Industry, Cl A*	16,300	43,227
Satellite Chemical, Cl A	101,400	270,501
Shandong Gold Mining, Cl A	62,800	262,824
Zhongjin Gold, Cl A	128,500	279,082
Zijin Mining Group, Cl A	108,300	280,706
		1,710,324
TOTAL CHINA		8,806,805

TOTAL COMMON STOCK (Cost $7,417,409)		8,806,805

TOTAL INVESTMENTS — 99.9% (Cost $7,417,409)		8,806,805
OTHER ASSETS LESS LIABILITIES – 0.1%		9,007
NET ASSETS - 100%		$8,815,812

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2024

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Portfolio Abbreviations

ADR — American Depositary Receipt

BV — Business Value

BVI — Business Volume Indicator

Cl — Class

ETF — Exchange-Traded Fund

FX — Foreign Exchange

GDR — Global Depositary Receipt

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

USSW5 — U.S. Dollar Swap Semi 30/360 5 Year Currency

WTI — West Texas Intermediate

Statements of Assets and Liabilities (Unaudited)

September 30, 2024

	KraneShares CSI China Internet ETF		KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares MSCI All China Index ETF
Assets:
Investments at Value	$7,263,358,990	*	$185,158,605	$8,033,708
Cash and Cash Equivalents	78,641,015		10,196	13,607
Foreign Currency at Value	—		1,260,332	706
Receivable for Capital Shares Sold	909,781,036		—	7,296
Dividend and Interest Receivable	3,618,210		—	8,852
Unrealized Appreciation on Spot Contracts	120,997		105	—
Reclaim Receivable	—		—	79
Receivable for Trustees’ Fee	—		65	—
Prepaid Expenses	43,877		1,584	51
Total Assets	8,255,564,125		186,430,887	8,064,299

Liabilities:
Payable for Investment Securities Purchased	963,888,969		—	—
Obligation to Return Securities Lending Collateral	77,951,273		—	—
Payable for Management Fees	2,454,484		68,833	2,592
Payable for Capital Shares Redeemed	2,374,090		—	—
Payable for Securities Lending Fees	47,584		—	—
Payable for Trustees’ Fees	31,991		936	42
Unrealized Depreciation on Spot Contracts	—		—	1
Total Liabilities	1,046,748,391		69,769	2,635
Net Assets	$7,208,815,734		$186,361,118	$8,061,664

Net Assets Consist of:
Paid-in Capital	$12,009,088,823		$407,954,528	$14,889,671
Total Distributable Loss	(4,800,273,089)		(221,593,410)	(6,828,007)
Net Assets	$7,208,815,734		$186,361,118	$8,061,664
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	205,850,000		7,050,000	350,000
Net Asset Value, Offering and Redemption Price Per Share	$35.02		$26.43	$23.03
Cost of Investments	$6,727,120,342		$156,577,733	$8,322,761
Cost of Foreign Currency	—		1,239,300	696
*Includes Market Value of Securities on Loan	73,968,170		—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2024

	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF
Assets:
Investments at Value	$3,544,936	$17,632,687 *	$59,859,134
Cash and Cash Equivalents	9,516	24,023	329,511
Foreign Currency at Value	1,063	—	125
Dividend and Interest Receivable	2,802	3,304	145,256
Reclaim Receivable	151	7,357	—
Receivable for Investment Securities Sold	—	—	843,906
Prepaid Expenses	34	177	501
Total Assets	3,558,502	17,667,548	61,178,433

Liabilities:
Payable for Foreign Capital Gains Tax	7,961	62,773	—
Payable for Management Fees	2,107	6,137	31,148
Payable for Trustees’ Fees	24	159	342
Obligation to Return Securities Lending Collateral	—	222,095	—
Payable for Capital Shares Redeemed	—	—	1,155,659
Foreign Currency Payable at Value	—	69	—
Payable for Securities Lending Fees	—	61	—
Unrealized Depreciation on Spot Contracts	—	—	1,196
Total Liabilities	10,092	291,294	1,188,345
Net Assets	$3,548,410	$17,376,254	$59,990,088

Net Assets Consist of:
Paid-in Capital	$7,799,901	$67,298,007	$146,155,677
Total Distributable Loss	(4,251,491)	(49,921,753)	(86,165,589)
Net Assets	$3,548,410	$17,376,254	$59,990,088
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	150,002	900,002	2,400,002
Net Asset Value, Offering and Redemption Price Per Share	$23.66	$19.31	$25.00
Cost of Investments	$4,087,807	$17,261,441	$54,032,640
Cost (Proceeds) of Foreign Currency	1,054	(66)	123
*Includes Market Value of Securities on Loan	—	212,727	—

Amounts designated as “—” are $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2024

	KraneShares Electric Vehicles and Future Mobility Index ETF		KraneShares MSCI All China Health Care Index ETF	KraneShares Asia Pacific High Income USD Bond ETF
Assets:
Investments at Value	$95,758,330	*	$47,418,853	$18,307,244
Cash and Cash Equivalents	123,582		67,146	194,074
Foreign Currency at Value	6,448		2,489	466
Reclaim Receivable	398,750		—	—
Dividend and Interest Receivable	75,662		26,632	297,599
Receivable for Investment Securities Sold	—		—	199,528
Prepaid Expenses	909		407	125
Total Assets	96,363,681		47,515,527	18,999,036

Liabilities:
Obligation to Return Securities Lending Collateral	8,523,116		—	—
Payable for Management Fees	42,159		19,852	10,018
Payable for Securities Lending Fees	1,428		—	—
Payable for Trustees’ Fees	570		332	84
Unrealized Depreciation on Spot Contracts	3		3	—
Payable for Investment Securities Purchased	—		—	198,934
Other Accrued Expenses	—		33	—
Total Liabilities	8,567,276		20,220	209,036
Net Assets	$87,796,405		$47,495,307	$18,790,000

Net Assets Consist of:
Paid-in Capital	$227,793,420		$140,608,415	$28,599,275
Total Distributable Loss	(139,997,015)		(93,113,108)	(9,809,275)
Net Assets	$87,796,405		$47,495,307	$18,790,000
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,750,002		2,800,002	750,001
Net Asset Value, Offering and Redemption Price Per Share	$23.41		$16.96	$25.05
Cost of Investments	$117,684,004		$50,050,504	$17,654,014
Cost of Foreign Currency	6,439		2,483	426
*Includes Market Value of Securities on Loan	8,177,296		—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities

September 30, 2024

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares Value Line® Dynamic Dividend Equity Index ETF	KraneShares Mount Lucas Managed Futures Index Strategy ETF
Assets:
Investments at Value	$79,023,999	$33,196,371	$274,011,054
Cash and Cash Equivalents	465,725	—	49,759,826
Foreign Currency at Value	36,711	—	—
Cash Collateral on Futures Contracts	—	—	71,472,052
Dividend and Interest Receivable	170,781	46,291	133,398
Reclaim Receivable	6,986	—	—
Unrealized Appreciation on Spot Contracts	51	—	—
Variation Margin Receivable on Future Contracts	—	—	466,073
Prepaid Expenses	583	261	2,078
Total Assets	79,704,836	33,242,923	395,844,481

Liabilities:
Payable for Foreign Capital Gains Tax	816,549	—	—
Payable for Management Fees	14,625	14,721	270,772
Payable for Trustees’ Fees	331	210	1,845
Payable to Custodian	—	56,299	—
Foreign Currency Payable at Value	—	—	19,810,325
Variation Margin Payable on Future Contracts	—	—	3,715,995
Total Liabilities	831,505	71,230	23,798,937
Net Assets	$78,873,331	$33,171,693	$372,045,544

Net Assets Consist of:
Paid-in Capital	$71,138,190	$27,389,780	$428,635,696
Total Distributable Earnings/(Loss)	7,735,141	5,781,913	(56,590,152)
Net Assets	$78,873,331	$33,171,693	$372,045,544
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,500,002	1,250,002	12,750,002
Net Asset Value, Offering and Redemption Price Per Share	$31.55	$26.54	$29.18
Cost of Investments	$69,743,691	$29,124,919	$273,985,901
Cost (Proceeds) of Foreign Currency	32,951	—	(19,834,318)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2024

	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF	KraneShares Dynamic Emerging Markets Strategy ETF
Assets:
Investments at Value	$26,468,735	$11,830,756	$—
Affiliated Investments at Value	—	—	5,042,279
Cash and Cash Equivalents	87,011	23,701	39,448
Foreign Currency at Value	77,404	141	—
Dividend and Interest Receivable	71	117	154
Receivable for Capital Shares Sold	—	2,231,297	—
Receivable for Investment Securities Sold	—	729,058	—
Prepaid Expenses	216	43	30
Total Assets	26,633,437	14,815,113	5,081,911

Liabilities:
Payable for Management Fees	14,697	4,496	374
Payable for Trustees’ Fees	155	47	23
Payable for Investment Securities Purchased	—	2,181,951	—
Unrealized Depreciation on Spot Contracts	—	1,797	—
Total Liabilities	14,852	2,188,291	397
Net Assets	$26,618,585	$12,626,822	$5,081,514

Net Assets Consist of:
Paid-in Capital	$64,621,291	$15,137,677	$4,432,174
Total Distributable Earnings/(Loss)	(38,002,706)	(2,510,855)	649,340
Net Assets	$26,618,585	$12,626,822	$5,081,514
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,100,000	850,002	175,002
Net Asset Value, Offering and Redemption Price Per Share	$12.68	$14.86	$29.04
Cost of Investments	$28,488,063	$9,499,555	$—
Cost of Affiliated Investments	—	—	4,385,345
Cost of Foreign Currency	74,355	141	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2024

	KraneShares Global Luxury Index ETF	KraneShares Artificial Intelligence and Technology ETF	KraneShares Sustainable Ultra Short Duration Index ETF
Assets:
Investments at Value	$2,496,949	$5,043,398	$285,494,961
Cash and Cash Equivalents	17,409	41,569	11,848,383
Foreign Currency at Value	413	5	—
Receivable for Investment Securities Sold	14,269	—	—
Reclaim Receivable	4,218	—	—
Dividend and Interest Receivable	293	850	2,656,329
Receivable for Capital Shares Sold	—	50	—
Prepaid Expenses	19	—	—
Total Assets	2,533,570	5,085,872	299,999,673

Liabilities:
Payable for Management Fees	1,318	3,968	31,319
Payable for Trustees’ Fees	62	32	2,296
Foreign Currency Payable at Value	—	—	413
Total Liabilities	1,380	4,000	34,028
Net Assets	$2,532,190	$5,081,872	$299,965,645

Net Assets Consist of:
Paid-in Capital	$2,423,050	$4,846,346	$299,561,162
Total Distributable Earnings	109,140	235,526	404,483
Net Assets	$2,532,190	$5,081,872	$299,965,645
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	100,002	200,002	11,950,002
Net Asset Value, Offering and Redemption Price Per Share	$25.32	$25.41	$25.10
Cost of Investments	$2,343,282	$4,766,734	$285,218,540
Cost (Proceeds) of Foreign Currency	334	4	(414)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2024

KraneShares China Alpha Index ETF
Assets:
Investments at Value	$8,806,805
Cash and Cash Equivalents	12,842
Foreign Currency at Value	551
Total Assets	8,820,198

Liabilities:
Payable for Management Fees	4,365
Payable for Trustees’ Fees	21
Total Liabilities	4,386
Net Assets	$8,815,812

Net Assets Consist of:
Paid-in Capital	$7,469,523
Total Distributable Earnings	1,346,289
Net Assets	$8,815,812
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	300,002
Net Asset Value, Offering and Redemption Price Per Share	$29.39
Cost of Investments	$7,417,409
Cost of Foreign Currency	552

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2024

	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares MSCI All China Index ETF
Investment Income:
Dividend Income	$65,040,550	$4,998,134	$196,440
Interest Income	329,658	14,543	659
Security Lending Income	3,788,947	—	—
Less: Foreign Taxes Withheld	—	(499,814)	(15,798)
Total Investment Income	69,159,155	4,512,863	181,301

Expenses:
Management Fees†	17,873,683	692,589	22,552
Trustees’ Fees	263,773	8,770	325
Security Lending Fees†	379,234	—	—
Insurance Expense	45,273	1,554	52
Total Expenses	18,561,963	702,913	22,929
Management Fee Waiver†	—	(204,226)	(6,633)
Net Expenses	18,561,963	498,687	16,296
Net Investment Income	50,597,192	4,014,176	165,005

Net Realized Gain (Loss) on:
Investments	(538,079,223)	(19,441,919)	(213,133)
Foreign Currency Translations	(54,780)	31,839	(42)
Net Realized Loss	(538,134,003)	(19,410,080)	(213,175)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,011,087,183	51,140,973	1,792,000
Foreign Currency Translations	(5,175)	28,317	42
Net Change in Unrealized Appreciation (Depreciation)	2,011,082,008	51,169,290	1,792,042
Net Realized and Unrealized Gain	1,472,948,005	31,759,210	1,578,867
Net Increase in Net Assets Resulting from Operations	$1,523,545,197	$35,773,386	$1,743,872

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2024

	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF
Investment Income:
Dividend Income	$108,220	$97,420	$1,186,769
Interest Income	1,608	1,271	4,136
Security Lending Income	—	3,348	—
Less: Foreign Taxes Withheld	(7,829)	(9,552)	(69,472)
Total Investment Income	101,999	92,487	1,121,433

Expenses:
Management Fees†	14,467	62,028	209,879
Trustees’ Fees	186	822	2,694
Security Lending Fees†	—	353	—
Insurance Expense	34	158	481
Total Expenses	14,687	63,361	213,054
Management Fee Waiver†	—	(15,905)	—
Net Expenses	14,687	47,456	213,054
Net Investment Income	87,312	45,031	908,379

Net Realized Gain (Loss) on:
Investments	5,265	440,329	(9,657,114)
Foreign Currency Translations	(388)	(3,003)	(5,524)
Net Realized Gain (Loss)	4,877	437,326	(9,662,638)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	349,999	3,452,610	19,998,620
Accrued Foreign Capital Gains Tax on Appreciated Securities	(3,050)	(37,016)	—
Foreign Currency Translations	153	595	(406)
Net Change in Unrealized Appreciation (Depreciation)	347,102	3,416,189	19,998,214
Net Realized and Unrealized Gain	351,979	3,853,515	10,335,576
Net Increase in Net Assets Resulting from Operations	$439,291	$3,898,546	$11,243,955

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2024

	KraneShares Electric Vehicles and Future Mobility Index ETF	KraneShares MSCI All China Health Care Index ETF	KraneShares Asia Pacific High Income USD Bond ETF
Investment Income:
Dividend Income	$930,640	$686,977	$—
Interest Income	8,044	3,534	839,101
Security Lending Income	158,897	6,333	—
Less: Foreign Taxes Withheld	(61,697)	(58,864)	—
Total Investment Income	1,035,884	637,980	839,101

Expenses:
Management Fees†	297,808	164,497	54,268
Trustees’ Fees	4,510	2,131	769
Security Lending Fees†	15,721	630	—
Insurance Expense	850	395	116
Total Expenses	318,889	167,653	55,153
Management Fee Waiver†	—	(29,525)	—
Net Expenses	318,889	138,128	55,153
Net Investment Income	716,995	499,852	783,948

Net Realized Gain (Loss) on:
Investments	(21,298,183)	(8,122,016)	178
Foreign Currency Translations	(49,666)	(489)	—
Net Realized Gain (Loss)	(21,347,849)	(8,122,505)	178

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	21,985,281	13,994,619	255,296
Foreign Currency Translations	13,200	94	21
Net Change in Unrealized Appreciation (Depreciation)	21,998,481	13,994,713	255,317
Net Realized and Unrealized Gain	650,632	5,872,208	255,495
Net Increase in Net Assets Resulting from Operations	$1,367,627	$6,372,060	$1,039,443

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations/Consolidated Statement of Operations

For the Period Ended September 30, 2024

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares Value Line® Dynamic Dividend Equity Index ETF	KraneShares Mount Lucas Managed Futures Index Strategy ETF
Investment Income:
Dividend Income	$1,489,948	$455,170	$—
Interest Income	8,370	996	8,097,244
Less: Foreign Taxes Withheld	(209,769)	—	—
Total Investment Income	1,288,549	456,166	8,097,244

Expenses:
Management Fees†	223,891	86,685	1,406,963
Trustees’ Fees	3,706	1,544	15,271
Insurance Expense	570	252	2,064
Total Expenses	228,167	88,481	1,424,298
Management Fee Waiver†	(135,106)	—	—
Net Expenses	93,061	88,481	1,424,298
Net Investment Income	1,195,488	367,685	6,672,946

Net Realized Gain (Loss) on:
Investments	(184,529)	1,733,045	—
Futures Contracts	—	—	(20,258,318)
Capital Gains Tax	(48,559)	—	—
Foreign Currency Translations	(18,697)	—	(276,535)
Net Realized Gain (Loss)	(251,785)	1,733,045	(20,534,853)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,589,021	1,231,793	28,348
Accrued Foreign Capital Gains Tax on Appreciated Securities	(599,467)	—	—
Futures Contracts	—	—	6,844,453
Foreign Currency Translations	8,418	—	(401,967)
Net Change in Unrealized Appreciation (Depreciation)	4,997,972	1,231,793	6,470,834
Net Realized and Unrealized Gain (Loss)	4,746,187	2,964,838	(14,064,019)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,941,675	$3,332,523	$(7,391,073)

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2024

	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF	KraneShares Dynamic Emerging Markets Strategy ETF
Investment Income:
Dividend Income	$159,026	$61,893	$—
Interest Income	1,472	1,439	965
Less: Foreign Taxes Withheld	(15,902)	(877)	—
Total Investment Income	144,596	62,455	965

Expenses:
Management Fees†	98,334	24,008	2,164
Trustees’ Fees	1,117	331	206
Insurance Expense	205	46	30
Total Expenses	99,656	24,385	2,400
Net Investment Income (Loss)	44,940	38,070	(1,435)

Net Realized Gain (Loss) on:
Investments	(4,755,524)	33,424	—
Affiliated Investments	—	—	67
Foreign Currency Translations	244	(702)	—
Net Realized Gain (Loss)	(4,755,280)	32,722	67

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,358,446	2,649,960	—
Affiliated Investments	—	—	688,430
Foreign Currency Translations	7,288	(1,421)	—
Net Change in Unrealized Appreciation (Depreciation)	8,365,734	2,648,539	688,430
Net Realized and Unrealized Gain	3,610,454	2,681,261	688,497
Net Increase in Net Assets Resulting from Operations	$3,655,394	$2,719,331	$687,062

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2024

	KraneShares Global Luxury Index ETF	KraneShares Artificial Intelligence and Technology ETF(1)	KraneShares Sustainable Ultra Short Duration Index ETF(2)
Investment Income:
Dividend Income	$33,681	$3,658	$—
Interest Income	299	190	1,612,568
Less: Foreign Taxes Withheld	(4,063)	(195)	—
Total Investment Income	29,917	3,653	1,612,568

Expenses:
Management Fees†	8,354	8,597	87,066
Trustees’ Fees	168	66	2,798
Insurance Expense	31	—	—
Total Expenses	8,553	8,663	89,864
Management Fee Waiver†	—	—	(30,022)
Net Expenses	8,553	8,663	59,842
Net Investment Income (Loss)	21,364	(5,010)	1,552,726

Net Realized Gain (Loss) on:
Investments	(70,284)	(34,245)	6,335
Foreign Currency Translations	353	(1,885)	—
Net Realized Gain (Loss)	(69,931)	(36,130)	6,335

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(92,207)	276,664	276,421
Foreign Currency Translations	190	2	1
Net Change in Unrealized Appreciation (Depreciation)	(92,017)	276,666	276,422
Net Realized and Unrealized Gain (Loss)	(161,948)	240,536	282,757
Net Increase (Decrease) in Net Assets Resulting from Operations	$(140,584)	$235,526	$1,835,483

†	See Note 4 in Notes to Financial Statements.
(1)	The Fund’s inception date was on July 17, 2024.
(2)	The Fund’s inception date was on July 25, 2024.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2024

KraneShares China Alpha Index ETF(1)
Investment Income:
Dividend Income	$4,825
Interest Income	34
Less: Foreign Taxes Withheld	(483)
Total Investment Income	4,376

Expenses:
Management Fees†	4,525
Trustees’ Fees	21
Total Expenses	4,546
Net Investment Loss	(170)

Net Realized Gain (Loss) on:
Investments	(42,308)
Foreign Currency Translations	(628)
Net Realized Loss	(42,936)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,389,396
Foreign Currency Translations	(1)
Net Change in Unrealized Appreciation (Depreciation)	1,389,395
Net Realized and Unrealized Gain	1,346,459
Net Increase in Net Assets Resulting from Operations	$1,346,289

†	See Note 4 in Notes to Financial Statements.
(1)	The Fund’s inception date was on August 27, 2024.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CSI China Internet ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$50,597,192	$12,673,699
Net Realized Loss	(538,134,003)	(540,400,352)
Net Change in Unrealized Appreciation (Depreciation)	2,011,082,008	(454,948,205)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,523,545,197	(982,674,858)
Distributions:	—	(94,044,849)

Capital Share Transactions:(1)
Issued	1,624,581,380	1,577,944,139
Redeemed	(1,370,297,174)	(1,181,907,489)
Increase in Net Assets from Capital Share Transactions	254,284,206	396,036,650
Total Increase (Decrease) in Net Assets	1,777,829,403	(680,683,057)

Net Assets:
Beginning of Year/Period	5,430,986,331	6,111,669,388
End of Year/Period	$7,208,815,734	$5,430,986,331

Share Transactions:
Issued	50,250,000	55,900,000
Redeemed	(51,150,000)	(44,750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(900,000)	11,150,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Bosera MSCI China A 50 Connect Index ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$4,014,176	$7,559,128
Net Realized Loss	(19,410,080)	(128,360,616)
Net Change in Unrealized Appreciation (Depreciation)	51,169,290	37,591,345
Net Increase (Decrease) in Net Assets Resulting from Operations	35,773,386	(83,210,143)
Distributions:	—	(6,619,090)

Capital Share Transactions:(1)
Issued	5,734,841	45,259,571
Redeemed	(46,013,049)	(235,437,465)
Decrease in Net Assets from Capital Share Transactions	(40,278,208)	(190,177,894)
Total Decrease in Net Assets	(4,504,822)	(280,007,127)

Net Assets:
Beginning of Year/Period	190,865,940	470,873,067
End of Year/Period	$186,361,118	$190,865,940

Share Transactions:
Issued	250,000	1,900,000
Redeemed	(2,100,000)	(11,050,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,850,000)	(9,150,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Index ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$165,005	$164,750
Net Realized Loss	(213,175)	(942,543)
Net Change in Unrealized Appreciation (Depreciation)	1,792,042	(487,545)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,743,872	(1,265,338)
Distributions:	—	(215,050)

Capital Share Transactions:(1)
Issued	—	8,973
Redeemed	—	(1,005,314)
Decrease in Net Assets from Capital Share Transactions	—	(996,341)
Total Increase (Decrease) in Net Assets	1,743,872	(2,476,729)

Net Assets:
Beginning of Year/Period	6,317,792	8,794,521
End of Year/Period	$8,061,664	$6,317,792

Share Transactions:
Redeemed	—	(50,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(50,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI One Belt One Road Index ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$87,312	$117,516
Net Realized Gain (Loss)	4,877	(441,704)
Net Change in Unrealized Appreciation (Depreciation)	347,102	164,619
Net Increase (Decrease) in Net Assets Resulting from Operations	439,291	(159,569)
Distributions:	—	(137,606)

Capital Share Transactions:(1)
Redeemed	(1,078,939)	—
Decrease in Net Assets from Capital Share Transactions	(1,078,939)	—
Total Decrease in Net Assets	(639,648)	(297,175)

Net Assets:
Beginning of Year/Period	4,188,058	4,485,233
End of Year/Period	$3,548,410	$4,188,058

Share Transactions:
Redeemed	(50,000)	—
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	—

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets
	Consumer Technology Index ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$45,031	$31,365
Net Realized Gain (Loss)	437,326	(11,744,186)
Net Change in Unrealized Appreciation (Depreciation)	3,416,189	11,694,849
Net Increase (Decrease) in Net Assets Resulting from Operations	3,898,546	(17,972)
Distributions:	—	(27,452)

Capital Share Transactions:(1)
Issued	—	13,097,618
Redeemed	(5,099,378)	(25,036,681)
Decrease in Net Assets from Capital Share Transactions	(5,099,378)	(11,939,063)
Total Decrease in Net Assets	(1,200,832)	(11,984,487)

Net Assets:
Beginning of Year/Period	18,577,086	30,561,573
End of Year/Period	$17,376,254	$18,577,086

Share Transactions:
Issued	—	950,000
Redeemed	(350,000)	(1,700,000)
Net Decrease in Shares Outstanding from Share Transactions	(350,000)	(750,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI China Clean Technology Index ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$908,379	$543,865
Net Realized Loss	(9,662,638)	(41,459,536)
Net Change in Unrealized Appreciation (Depreciation)	19,998,214	15,930,993
Net Increase (Decrease) in Net Assets Resulting from Operations	11,243,955	(24,984,678)
Distributions:	—	(496,202)

Capital Share Transactions:(1)
Issued	1,049,954	29,519
Redeemed	(9,255,553)	(13,207,448)
Decrease in Net Assets from Capital Share Transactions	(8,205,599)	(13,177,929)
Total Increase (Decrease) in Net Assets	3,038,356	(38,658,809)

Net Assets:
Beginning of Year/Period	56,951,732	95,610,541
End of Year/Period	$59,990,088	$56,951,732

Share Transactions:
Issued	50,000	—
Redeemed	(450,000)	(550,000)
Net Decrease in Shares Outstanding from Share Transactions	(400,000)	(550,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Electric Vehicles and
	Future Mobility Index ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$716,995	$1,193,104
Net Realized Loss	(21,347,849)	(43,673,367)
Net Change in Unrealized Appreciation (Depreciation)	21,998,481	(3,114,157)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,367,627	(45,594,420)
Distributions:	—	(1,252,258)

Capital Share Transactions:(1)
Issued	31,064	4,457,911
Redeemed	(19,220,648)	(37,098,611)
Decrease in Net Assets from Capital Share Transactions	(19,189,584)	(32,640,700)
Total Decrease in Net Assets	(17,821,957)	(79,487,378)

Net Assets:
Beginning of Year/Period	105,618,362	185,105,740
End of Year/Period	$87,796,405	$105,618,362

Share Transactions:
Issued	—	150,000
Redeemed	(950,000)	(1,500,000)
Net Decrease in Shares Outstanding from Share Transactions	(950,000)	(1,350,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Health Care Index ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$499,852	$504,658
Net Realized Loss	(8,122,505)	(23,644,703)
Net Change in Unrealized Appreciation (Depreciation)	13,994,713	1,017,919
Net Increase (Decrease) in Net Assets Resulting from Operations	6,372,060	(22,122,126)
Distributions:	—	(383,670)

Capital Share Transactions:(1)
Issued	1,000	25,068
Redeemed	(5,682,167)	(25,206,898)
Decrease in Net Assets from Capital Share Transactions	(5,681,167)	(25,181,830)
Total Increase (Decrease) in Net Assets	690,893	(47,687,626)

Net Assets:
Beginning of Year/Period	46,804,414	94,492,040
End of Year/Period	$47,495,307	$46,804,414

Share Transactions:
Redeemed	(400,000)	(1,350,000)
Net Decrease in Shares Outstanding from Share Transactions	(400,000)	(1,350,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Asia Pacific High Income USD Bond ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$783,948	$1,998,210
Net Realized Gain (Loss)	178	(1,965,464)
Net Change in Unrealized Appreciation (Depreciation)	255,317	786,683
Net Increase in Net Assets Resulting from Operations	1,039,443	819,429
Distributions:	(763,769)	(2,334,194)

Capital Share Transactions:(1)
Issued	4,956,332	468
Redeemed	(1,226,480)	(3,746,502)
Increase (Decrease) in Net Assets from Capital Share Transactions	3,729,852	(3,746,034)
Total Increase (Decrease) in Net Assets	4,005,526	(5,260,799)

Net Assets:
Beginning of Year/Period	14,784,474	20,045,273
End of Year/Period	$18,790,000	$14,784,474

Share Transactions:
Issued	200,000	—
Redeemed	(50,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	150,000	(150,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI Emerging Markets ex China Index ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$1,195,488	$1,185,905
Net Realized Loss	(251,785)	(262,202)
Net Change in Unrealized Appreciation (Depreciation)	4,997,972	6,923,619
Net Increase in Net Assets Resulting from Operations	5,941,675	7,847,322
Distributions:	—	(910,616)

Capital Share Transactions:(1)
Issued	10,359	41,704,010
Redeemed	(5,831,054)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,820,695)	41,704,010
Total Increase in Net Assets	120,980	48,640,716

Net Assets:
Beginning of Year/Period	78,752,351	30,111,635
End of Year/Period	$78,873,331	$78,752,351

Share Transactions:
Issued	—	1,500,000
Redeemed	(200,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(200,000)	1,500,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Value Line® Dynamic Dividend Equity Index ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$367,685	$840,880
Net Realized Gain	1,733,045	889,919
Net Change in Unrealized Appreciation (Depreciation)	1,231,793	1,941,048
Net Increase in Net Assets Resulting from Operations	3,332,523	3,671,847
Distributions:	(319,754)	(1,177,428)

Capital Share Transactions:(1)
Issued	1,287,470	1,125,953
Redeemed	(2,503,458)	(3,419,756)
Decrease in Net Assets from Capital Share Transactions	(1,215,988)	(2,293,803)
Total Increase in Net Assets	1,796,781	200,616

Net Assets:
Beginning of Year/Period	31,374,912	31,174,296
End of Year/Period	$33,171,693	$31,374,912

Share Transactions:
Issued	50,000	50,000
Redeemed	(100,000)	(150,000)
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	(100,000)

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

	KraneShares Mount Lucas Managed
	Futures Index Strategy ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$6,672,946	$11,272,473
Net Realized Loss	(20,534,853)	(19,050,002)
Net Change in Unrealized Appreciation (Depreciation)	6,470,834	6,360,555
Net Decrease in Net Assets Resulting from Operations	(7,391,073)	(1,416,974)

Capital Share Transactions:(1)
Issued	129,641,764	135,546,332
Redeemed	(14,830,971)	(147,777,132)
Increase (Decrease) in Net Assets from Capital Share Transactions	114,810,793	(12,230,800)
Total Increase (Decrease) in Net Assets	107,419,720	(13,647,774)

Net Assets:
Beginning of Year/Period	264,625,824	278,273,598
End of Year/Period	$372,045,544	$264,625,824

Share Transactions:
Issued	4,400,000	4,400,000
Redeemed	(500,000)	(4,950,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	3,900,000	(550,000)

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares SSE STAR Market 50
	Index ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income (Loss)	$44,940	$(15,090)
Net Realized Loss	(4,755,280)	(10,165,484)
Net Change in Unrealized Appreciation (Depreciation)	8,365,734	(6,016,928)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,655,394	(16,197,502)

Capital Share Transactions:(1)
Issued	1,973	850,878
Redeemed	(1,572,933)	(8,248,735)
Decrease in Net Assets from Capital Share Transactions	(1,570,960)	(7,397,857)
Total Increase (Decrease) in Net Assets	2,084,434	(23,595,359)

Net Assets:
Beginning of Year/Period	24,534,151	48,129,510
End of Year/Period	$26,618,585	$24,534,151

Share Transactions:
Issued	—	50,000
Redeemed	(150,000)	(650,000)
Net Decrease in Shares Outstanding from Share Transactions	(150,000)	(600,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Hang Seng TECH Index ETF
	Period Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$38,070	$1,494
Net Realized Gain (Loss)	32,722	(161,143)
Net Change in Unrealized Appreciation (Depreciation)	2,648,539	(1,131,876)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,719,331	(1,291,525)
Distributions:	—	(46,489)

Capital Share Transactions:(1)
Issued	4,516,751	988
Redeemed	—	(587,039)
Increase (Decrease) in Net Assets from Capital Share Transactions	4,516,751	(586,051)
Total Increase (Decrease) in Net Assets	7,236,082	(1,924,065)

Net Assets:
Beginning of Year/Period	5,390,740	7,314,805
End of Year/Period	$12,626,822	$5,390,740

Share Transactions:
Issued	350,000	—
Redeemed	—	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	350,000	(50,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Dynamic Emerging
	Markets Strategy ETF
	Period Ended September 30, 2024 (unaudited)	Period Ended March 31, 2024(1)
Operations:
Net Investment Income (Loss)	$(1,435)	$104,646
Net Realized Gain	67	57,287
Net Change in Unrealized Appreciation (Depreciation)	688,430	(31,496)
Net Increase in Net Assets Resulting from Operations	687,062	130,437
Distributions:	—	(105,254)

Capital Share Transactions:(2)
Issued	664,992	7,491,762
Redeemed	—	(3,787,485)
Increase in Net Assets from Capital Share Transactions	664,992	3,704,277
Total Increase in Net Assets	1,352,054	3,729,460

Net Assets:
Beginning of Year/Period	3,729,460	—
End of Year/Period	$5,081,514	$3,729,460

Share Transactions:
Issued	25,000	300,002
Redeemed	—	(150,000)
Net Increase in Shares Outstanding from Share Transactions	25,000	150,002

(1)	The Fund’s inception date was on August 24, 2023.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Global Luxury Index ETF
	Period Ended September 30, 2024 (unaudited)	Period Ended March 31, 2024(1)
Operations:
Net Investment Income	$21,364	$8,497
Net Realized Gain (Loss)	(69,931)	104,566
Net Change in Unrealized Appreciation (Depreciation)	(92,017)	245,884
Net Increase (Decrease) in Net Assets Resulting from Operations	(140,584)	358,947
Distributions:	—	(4,643)

Capital Share Transactions:(2)
Issued	—	2,990,439
Redeemed	—	(671,969)
Increase in Net Assets from Capital Share Transactions	—	2,318,470
Total Increase (Decrease) in Net Assets	(140,584)	2,672,774

Net Assets:
Beginning of Year/Period	2,672,774	—
End of Year/Period	$2,532,190	$2,672,774

Share Transactions:
Issued	—	125,002
Redeemed	—	(25,000)
Net Increase in Shares Outstanding from Share Transactions	—	100,002

(1)	The Fund’s inception date was on September 6, 2023.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

KraneShares Artificial Intelligence and Technology ETF
Period Ended September 30, 2024(1) (unaudited)
Operations:
Net Investment Loss	$(5,010)
Net Realized Loss	(36,130)
Net Change in Unrealized Appreciation (Depreciation)	276,666
Net Increase in Net Assets Resulting from Operations	235,526

Capital Share Transactions:(2)
Issued	4,846,346
Increase in Net Assets from Capital Share Transactions	4,846,346
Total Increase in Net Assets	5,081,872

Net Assets:
Beginning of Period	—
End of Period	$5,081,872

Share Transactions:
Issued	200,002
Net Increase in Shares Outstanding from Share Transactions	200,002

(1)	The Fund’s inception date was on July 17, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

KraneShares Sustainable Ultra Short Duration Index ETF
Period Ended September 30, 2024(1) (unaudited)
Operations:
Net Investment Income	$1,552,726
Net Realized Gain	6,335
Net Change in Unrealized Appreciation (Depreciation)	276,422
Net Increase in Net Assets Resulting from Operations	1,835,483
Distributions:	(1,431,000)

Capital Share Transactions:(2)
Issued	299,561,162
Increase in Net Assets from Capital Share Transactions	299,561,162
Total Increase in Net Assets	299,965,645

Net Assets:
Beginning of Period	—
End of Period	$299,965,645

Share Transactions:
Issued	11,950,002
Net Increase in Shares Outstanding from Share Transactions	11,950,002

(1)	The Fund’s inception date was on July 25, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

KraneShares China Alpha Index ETF
Period Ended September 30, 2024(1) (unaudited)
Operations:
Net Investment Loss	$(170)
Net Realized Loss	(42,936)
Net Change in Unrealized Appreciation (Depreciation)	1,389,395
Net Increase in Net Assets Resulting from Operations	1,346,289

Capital Share Transactions:(2)
Issued	7,469,523
Increase in Net Assets from Capital Share Transactions	7,469,523
Total Increase in Net Assets	8,815,812

Net Assets:
Beginning of Period	—
End of Period	$8,815,812

Share Transactions:
Issued	300,002
Net Increase in Shares Outstanding from Share Transactions	300,002

(1)	The Fund’s inception date was on August 27, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2024 (Unaudited)

For the Years Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares CSI China Internet ETF
2024***	26.27	0.27	8.48	8.75	—	—	—
2024	31.25	0.06	(4.58)	(4.52)	(0.46)	—	—
2023	29.52	0.18	1.55	1.73	—	—	—
2022	75.59	(0.05)	(43.44)	(43.49)	—	(2.58)	—
2021	45.19	(0.28)	30.90	30.62	(0.22)	—	—
2020	47.04	(0.02)	(1.79)	(1.81)	(0.04)	—	—
KraneShares Bosera MSCI China A 50 Connect Index ETF
2024***	21.45	0.50	4.48	4.98	—	—	—
2024	26.09	0.51	(4.67)	(4.16)	(0.48)	—	—
2023	37.05	0.57	(5.28)	(4.71)	(0.54)	(5.71)	—
2022	43.97	0.43	(3.41)	(2.98)	(0.49)	(3.45)	—
2021	29.51	0.30	14.46	14.76	(0.30)	—	—
2020	31.88	0.47	(2.34)	(1.87)	(0.50)	—	—
KraneShares MSCI All China Index ETF
2024***	18.05	0.47	4.51	4.98	—	—	—
2024	21.99	0.45	(3.78)	(3.33)	(0.61)	—	—
2023	24.89	0.50	(2.15)	(1.65)	(0.77)	(0.48)	—
2022	34.46	0.47	(8.71)	(8.24)	(0.40)	(0.93)	—
2021	23.53	0.22	11.06	11.28	(0.35)	—	—
2020	25.48	0.36	(1.93)	(1.57)	(0.38)	—	—
KraneShares MSCI One Belt One Road Index ETF
2024***	20.94	0.51	2.21	2.72	—	—	—
2024	22.43	0.59	(1.39)	(0.80)	(0.69)	—	—
2023	27.63	0.73	(4.85)	(4.12)	(1.08)	—	—
2022	28.85	0.95	(1.18)	(0.23)	(0.99)	—	—
2021	17.76	0.48	11.16	11.64	(0.55)	—	—
2020	23.69	0.70	(5.58)	(4.88)	(1.05)	—	—
KraneShares Emerging Markets Consumer Technology Index ETF
2024***	14.86	0.04	4.41	4.45	—	—	—
2024	15.28	0.03	(0.41)	(0.38)	(0.04)	—	—
2023	18.04	0.10	(2.86)	(2.76)	—	—	—
2022	32.06	(0.05)	(13.90)	(13.95)	(0.01)	(0.06)	—
2021	19.55	0.11	13.14	13.25	(0.74)	—	—
2020	22.94	0.10	(3.07)	(2.97)	(0.42)	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2024.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	35.02	33.31	7,208,816	0.70†(1)	0.70†	1.92†	25	††
(0.46)	26.27	(14.48)	5,430,986	0.70(1)	0.70	0.24	32
—	31.25	5.86	6,111,669	0.69(1)	0.69	0.61	60
(2.58)	29.52	(57.99)	6,239,534	0.69(1)	0.69	(0.12)	60
(0.22)	75.59	67.77	3,662,260	0.70(1)	0.70	(0.39)	89
(0.04)	45.19	(3.85)	2,313,638	0.73(1)	0.73	(0.05)	33

—	26.43	23.22	186,361	0.56†	0.79†	4.51†	19	††
(0.48)	21.45	(15.78)	190,866	0.56	0.79	2.23	38
(6.25)	26.09	(12.63)	470,873	0.55	0.78	1.83	68
(3.94)	37.05	(7.96)	559,393	0.59	0.79	0.97	89
(0.30)	43.97	50.00	802,364	0.59	0.79	0.74	35
(0.50)	29.51	(5.98)	507,508	0.59	0.80	1.52	91

—	23.03	27.59	8,062	0.49†	0.69†	4.96†	1	††
(0.61)	18.05	(15.09)	6,318	0.49	0.69	2.33	4
(1.25)	21.99	(6.44)	8,795	0.49	0.69	2.19	55
(1.33)	24.89	(24.35)	16,181	0.48	0.68	1.49	18
(0.35)	34.46	47.97	22,402	0.49	0.69	0.67	45
(0.38)	23.53	(6.30)	7,059	0.49	0.69	1.47	7

—	23.66	12.99	3,548	0.79†	0.79†	4.69†	12	††
(0.69)	20.94	(3.41)	4,188	0.79	0.79	2.77	27
(1.08)	22.43	(14.98)	4,485	0.79	0.79	2.96	34
(0.99)	27.63	(1.11)	8,290	0.78	0.78	3.12	36
(0.55)	28.85	65.82	10,099	0.79	0.79	2.07	39
(1.05)	17.76	(21.78)	7,105	0.80	0.80	3.03	30

—	19.31	29.95	17,376	0.60†(2)	0.79†	0.56†	22	††
(0.04)	14.86	(2.47)	18,577	0.60(2)	0.80	0.21	135
—	15.28	(15.30)	30,562	0.60(2)	0.80	0.66	87
(0.07)	18.04	(43.57)	55,935	0.59	0.79	(0.17)	97
(0.74)	32.06	67.85	110,604	0.59	0.79	0.36	112
(0.42)	19.55	(13.29)	22,485	0.81	0.81	0.46	56

(1)	The expense ratios include $379,234, $600,758, $301,354, $337,352, $376,498, and $579,613, respectively, in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.69%, 0.70%, 0.69%, 0.68%, 0.69%, and 0.69%, respectively.
(2)	The expense ratios include $3,348, $927 and $6,087, respectively, in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.60%, 0.59%, and 0.58%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2024 (Unaudited)

For the Years Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares MSCI China Clean Technology Index ETF
2024***	20.34	0.34	4.32	4.66	—	—	—
2024	28.54	0.18	(8.21)	(8.03)	(0.17)	—	—
2023	36.71	0.12	(7.75)	(7.63)	(0.10)	(0.44)	—
2022	40.34	0.21	(3.65)	(3.44)	(0.19)	—	—
2021	16.60	(0.28)	24.02	23.74	—#	—	—
2020	20.28	0.70	(3.29)	(2.59)	(1.09)	—	—
KraneShares Electric Vehicles and Future Mobility Index ETF
2024***	22.47	0.17	0.77	0.94	—	—	—
2024	30.60	0.21	(8.11)	(7.90)	(0.23)	—	—
2023	39.57	0.33	(8.98)	(8.65)	(0.32)	—	—
2022	42.25	0.08	0.39(2)	0.47	(0.52)	(2.63)	—
2021	19.02	0.08	23.21	23.29	(0.06)	—	—
2020	20.64	0.33	(1.51)	(1.18)	(0.44)	—	—
KraneShares MSCI All China Health Care Index ETF
2024***	14.63	0.17	2.16	2.33	—	—	—
2024	20.77	0.13	(6.16)	(6.03)	(0.11)	—	—
2023	23.79	0.07	(3.08)	(3.01)	(0.01)	—	—
2022	38.30	(0.02)	(10.44)	(10.46)	—	(4.05)	—
2021	23.78	(0.09)	14.61	14.52	—#	—	—
2020	22.29	0.07	1.48	1.55	(0.06)	—	—
KraneShares Asia Pacific High Income USD Bond ETF
2024***	24.64	1.22	0.36	1.58	(1.17)	—	—
2024	26.73	2.99	(1.39)	1.60	(3.69)	—	—
2023	29.48	2.23	(2.44)	(0.21)	(2.54)	—	—
2022	39.14	1.78	(9.26)	(7.48)	(1.88)	—	(0.30)
2021	37.32	2.10	2.44	4.54	(2.58)	(0.14)	—
2020	40.73	2.08	(3.49)	(1.41)	(1.81)	(0.19)	—
KraneShares MSCI Emerging Markets ex China Index ETF
2024***	29.17	0.46	1.92	2.38	—	—	—
2024	25.09	0.79	3.86	4.65	(0.57)	—	—
2023	29.73	0.91	(4.56)	(3.65)	(0.99)	—	—
2022	30.99	0.79	(0.56)	0.23	(0.73)	(0.76)	—
2021	18.41	0.55	12.53	13.08	(0.50)	—	—
2020(4)	25.00	0.60	(6.45)	(5.85)	(0.74)	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2024.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
#	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	25.00	22.91	59,990	0.79†	0.79†	3.37†	20	††
(0.17)	20.34	(28.17)	56,952	0.79	0.79	0.72	65
(0.54)	28.54	(20.71)	95,611	0.79	0.79	0.38	49
(0.19)	36.71	(8.61)	146,859	0.78	0.78	0.48	62
—	40.34	143.03	141,173	0.78	0.78	(0.65)	164
(1.09)	16.60	(13.17)	1,661	0.79	0.79	3.81	53

—	23.41	4.18	87,796	0.73†(1)	0.73†	1.63†	18	††
(0.23)	22.47	(25.91)	105,618	0.72(1)	0.72	0.78	42
(0.32)	30.60	(21.78)	185,106	0.72(1)	0.72	0.99	69
(3.15)	39.57	0.04	296,761	0.70	0.70	0.17	114
(0.06)	42.25	122.46	198,570	0.70	0.70	0.21	81
(0.44)	19.02	(6.15)	17,116	0.72	0.72	1.57	53

—	16.96	15.93	47,495	0.65†	0.79†	2.36†	11	††
(0.11)	14.63	(29.10)	46,804	0.65(3)	0.79	0.74	17
(0.01)	20.77	(12.65)	94,492	0.65(3)	0.79	0.35	32
(4.05)	23.79	(28.88)	136,811	0.65	0.79	(0.04)	44
—	38.30	61.06	214,464	0.65	0.79	(0.25)	45
(0.06)	23.78	6.95	32,110	0.69	0.79	0.32	101

(1.17)	25.05	6.56	18,790	0.69†	0.69†	9.80†	74	††
(3.69)	24.64	6.81	14,784	0.69	0.69	11.77	121
(2.54)	26.73	(0.44)	20,045	0.69	0.69	8.19	119
(2.18)	29.48	(19.73)	26,535	0.68	0.68	5.33	150
(2.72)	39.14	12.32	9,786	0.69	0.69	5.32	53
(2.00)	37.32	(3.72)	11,197	0.70	0.70	5.12	70

—	31.55	8.16	78,873	0.24†	0.59†	3.09†	2	††
(0.57)	29.17	18.67	78,752	0.24	0.59	2.95	6
(0.99)	25.09	(12.12)	30,112	0.24	0.59	3.55	50
(1.49)	29.73	0.57	32,699	0.23	0.58	2.52	23
(0.50)	30.99	71.19	30,991	0.30	0.58	1.90	19
(0.74)	18.41	(24.31)	1,841	0.50†	0.60†	2.54†	5	††

~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The expense ratio includes $15,721, $42,152 and $67,245, respectively, in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.69%, 0.68% and 0.69%, respectively.
(2)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	The expense ratio includes $541 and $1,908, respectively in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.65% and 0.64%, respectively.
(4)	The Fund’s inception date was on April 11, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2024 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares Value Line® Dynamic Dividend Equity Index ETF
2024***	24.13	0.29	2.38	2.67	(0.26)	—	—
2024	22.27	0.60	2.11	2.71	(0.63)	(0.22)	—
2023	23.53	0.56	(0.59)	(0.03)	(0.55)	(0.68)	—
2022	23.01	0.48	2.45	2.93	(0.58)	(1.83)	—
2021(1)	20.00	0.20	2.88	3.08	(0.07)	—	—
KraneShares Mount Lucas Managed Futures Index Strategy ETF
2024***	29.90	0.62	(1.34)	(0.72)	—	—	—
2024	29.60	1.26	(0.96)	0.30	—	—	—
2023	31.51	0.54	1.59	2.13	(1.56)	(2.48)	—
2022	27.55	(0.18)	5.98	5.80	(1.77)	(0.07)	—
2021(2)	25.00	(0.06)	2.61	2.55	—	—	—
KraneShares SSE STAR Market 50 Index ETF
2024***	10.90	0.02	1.76	1.78	—	—	—
2024	16.89	(0.01)	(5.98)	(5.99)	—	—	—
2023	18.76	(0.07)	(1.80)	(1.87)	—	—	—
2022	21.06	(0.14)	(2.16)	(2.30)	—	—	—
2021(3)	25.00	(0.03)	(3.91)	(3.94)	—	—	—
KraneShares Hang Seng TECH Index ETF
2024***	10.78	0.06	4.02	4.08	—	—	—
2024	13.30	—	(2.43)	(2.43)	(0.09)	—	—
2023	13.93	0.05	(0.66)	(0.61)	(0.02)	—	—
2022(4)	25.00	0.01	(11.08)	(11.07)	—	—	—
KraneShares Dynamic Emerging Markets Strategy ETF
2024***	24.86	(0.01)	4.19	4.18	—	—	—
2024(5)	25.00	0.66	(0.10)	0.56	(0.70)	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2024.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund’s inception date was on November 23, 2020.
(2)	The Fund’s inception date was on December 1, 2020.
(3)	The Fund’s inception date was on January 26, 2021.
(4)	The Fund’s inception date was on June 8, 2021.
(5)	The Fund’s inception date was on August 24, 2023.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

(0.26)	26.54	11.10	33,172	0.56†	0.56†	2.33†	44	††
(0.85)	24.13	12.45	31,375	0.56	0.56	2.69	200
(1.23)	22.27	0.19	31,174	0.56	0.56	2.53	155
(2.41)	23.53	12.62	30,583	0.55	0.55	1.99	164
(0.07)	23.01	15.46	25,315	0.55†	0.55†	2.68†	55	††

—	29.18	(2.41)	372,046	0.90†	0.90†	4.21†	—	††
—	29.90	1.01	264,626	0.90	0.90	4.14	—
(4.04)	29.60	6.21	278,274	0.90	0.90	1.61	251
(1.84)	31.51	22.21	45,697	0.89	0.89	(0.63)	15
—	27.55	10.20	28,923	0.89†	0.89†	(0.63)†	—	††

—	12.68	16.33	26,619	0.89†	0.89†	0.40†	12	††
—	10.90	(35.46)	24,534	0.89	0.89	(0.04)	32
—	16.89	(9.97)	48,130	0.89	0.89	(0.44)	43
—	18.76	(10.92)	65,674	0.88	0.88	(0.57)	78
—	21.06	(15.76)	93,722	0.88†	0.88†	(0.88)†	12	††

—	14.86	37.85	12,627	0.69†	0.69†	1.08†	30	††
(0.09)	10.78	(18.29)	5,391	0.69	0.69	0.02	55
(0.02)	13.30	(4.37)	7,315	0.69	0.69	0.42	126
—	13.93	(44.28)	5,570	0.68†	0.68†	0.09†	60	††

—	29.04	16.81	5,082	0.11†	0.11†	(0.07)†	1	††
(0.70)	24.86	2.31	3,729	0.11†	0.11†	4.48†	11	††

The accompanying notes are an integral part of the financial statements.

Financial Highlights (concluded)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2024 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
KraneShares Global Luxury Index ETF
2024***	26.73	0.21	(1.62)	(1.41)	—	—
2024(1)	25.00	0.07	1.70	1.77	(0.04)	—
KraneShares Artificial Intelligence and Technology ETF
2024***(2)	25.00	(0.03)	0.44	0.41	—	—
KraneShares Sustainable Ultra Short Duration Index ETF
2024***(3)	25.00	0.24	0.04	0.28	(0.18)	—
KraneShares China Alpha Index ETF
2024***(4)	25.00	—	4.39	4.39	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2024.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
~	During the periods, certain fees were waived. (See Note 3 in the Notes to Financial Statements).
(1)	The Fund’s inception date was on September 6, 2023.
(2)	The Fund’s inception date was on July 17, 2024.
(3)	The Fund’s inception date was on July 25, 2024.
(4)	The Fund’s inception date was on August 27, 2024.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	25.32	(5.27)	2,532	0.69†	0.69†	1.73†	30	††
(0.04)	26.73	7.08	2,673	0.69†	0.69†	0.53†	14	††

—	25.41	1.64	5,082	0.99†	0.99†	(0.58)†	8	††

(0.18)	25.10	1.12	299,966	0.20†	0.30†	5.16†	—	††

—	29.39	17.56	8,816	0.78†	0.78†	(0.03)†	119	††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of September 30, 2024, the Trust had twenty-nine operational series. The financial statements herein and the related notes pertain to the following 19 series: KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A 50 Connect Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Asia Pacific High Income USD Bond ETF (formerly, KraneShares Asia Pacific High Income Bond ETF), KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares Value Line® Dynamic Dividend Equity Index ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF (formerly, KFA Mount Lucas Managed Futures Index Strategy ETF), KraneShares SSE STAR Market 50 Index ETF, KraneShares Hang Seng TECH Index ETF, KraneShares Dynamic Emerging Markets Strategy ETF, KraneShares Global Luxury Index ETF, KraneShares Artificial Intelligence and Technology ETF, KraneShares Sustainable Ultra Short Duration Index ETF and KraneShares China Alpha Index ETF (each, a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A 50 Connect Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF and KraneShares Electric Vehicles and Future Mobility Index ETF are diversified Funds. All other Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of September 30, 2024, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.1% and 39.4%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

The KFA MLM Index Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares Mount Lucas Managed Futures Index Strategy ETF (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares Mount Lucas Managed Futures Index Strategy ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Financial Highlights.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange” or the “NYSE”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000, 50,000 or 100,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

At September 30, 2024, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

The investment objective of each of the following Funds is to seek to provide a total return or investments results that (before fees and expenses) tracks the performance of its respective index listed below (each, an “Underlying Index”):

Fund	Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares Bosera MSCI China A 50 Connect Index ETF	MSCI China A 50 Connect Index
KraneShares MSCI All China Index ETF	MSCI China All Shares Index
KraneShares MSCI One Belt One Road Index ETF	MSCI Global China Infrastructure Exposure Index
KraneShares Emerging Markets Consumer Technology Index ETF	Solactive Emerging Markets Consumer Technology Index
KraneShares MSCI China Clean Technology Index ETF	MSCI China IMI Environment 10/40 Index
KraneShares Electric Vehicles and Future Mobility Index ETF	Bloomberg Electric Vehicles Index
KraneShares MSCI All China Health Care Index ETF	MSCI China All Shares Health Care 10/40 Index
KraneShares MSCI Emerging Markets ex China Index ETF	MSCI Emerging Markets ex China Index
KraneShares Value Line® Dynamic Dividend Equity Index ETF	Value Line® Dynamic Dividend Equity Index
KraneShares Mount Lucas Managed Futures Index Strategy ETF	KFA MLM Index
KraneShares SSE STAR Market 50 Index ETF	SSE Science and Technology Innovation Board 50 Index
KraneShares Hang Seng TECH Index ETF	Hang Seng TECH Index
KraneShares Global Luxury Index ETF	Solactive Global Luxury Select Index
KraneShares Sustainable Ultra Short Duration Index ETF	Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index
KraneShares China Alpha Index ETF	Qi China Alpha Index

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

KraneShares Artificial Intelligence and Technology ETF seeks growth of capital. With respect to its investments in instruments in the Solactive Etna Artificial General Intelligence Index (“Underlying Index”), KraneShares Artificial Intelligence and Technology ETF seeks to provide investment results that, before fees and expenses, track the performance of its Underlying Index. KraneShares Artificial Intelligence and Technology ETF also may invest in the securities of private companies with exposure to artificial intelligence businesses, which are not securities included in its Underlying Index.

KraneShares Asia Pacific High Income USD Bond ETF seeks to provide a total return that, before fees and expenses, exceeds that of the JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (the Benchmark Index) over a complete market cycle. KraneShares Asia Pacific High Income USD Bond ETF is actively managed and does not track an index.

Kraneshares Dynamic Emerging Markets Strategy ETF seeks growth of capital. The KraneShares Dynamic Emerging Markets Strategy ETF is actively managed and does not track an index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent.

Exchange-traded options, except as discussed below for FLEX options, are valued at the mean of their most recent bid and asked price, if available, and otherwise, long positions will be valued at the most-recent bid price, and short positions will be valued at the most-recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. FLEX (short for flexible) options are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX option occurs, the trade price will be used to value such FLEX options in lieu of the model price.

Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the period ended September 30, 2024, the Funds did not hold swaps or foreign currency forward contracts.

On certain days, the settlement price for futures may not be available at the time the Fund calculates its NAV. On such days, the best available price (which is typically the last trade price) may be used to value futures.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Securities issued by a wholly owned subsidiary of a Fund will be valued at the subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Fund.

Investments for which market prices are not “readily available,” or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Value Pricing Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Value Pricing Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2024, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES — The KraneShares Mount Lucas Managed Futures Index Strategy ETF will utilize the Subsidiary for purposes of investing in commodities futures contracts that are the same as or similar to those included in the Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. As of September 30, 2024, the KraneShares Mount Lucas Managed Futures Index Strategy ETF had open futures contracts. Refer to the Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2024.

For the period ended September 30, 2024, the average monthly notional amount of futures contracts for the KraneShares Mount Lucas Managed Futures Index Strategy ETF was as follows:

KraneShares Mount Lucas Managed Futures Index Strategy ETF
Average Monthly Notional Value Long	$378,465,492
Average Monthly Notional Value Short	$411,081,362

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund, except for the KraneShares Asia Pacific High Income USD Bond ETF, the KraneShares Value Line® Dynamic Dividend Equity Index ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF and KraneShares Sustainable Ultra Short Duration Index ETF, intends to pay out dividends, if any, at least annually; the KraneShares Asia Pacific High Income USD Bond ETF and KraneShares Sustainable Ultra Short Duration Index ETF intend to pay out net investment income, if any, at least monthly. The KraneShares Value Line® Dynamic Dividend Equity Index ETF typically distributes any net investment income quarterly. The KraneShares Mount Lucas Managed Futures Index Strategy ETF may pay out net investment income, if any, at least semi-annually in June and December, but may pay such income as frequently as quarterly. The Funds pay out to their shareholders net realized capital gains, if any, once a year (usually in December). Each Fund may make distributions on a

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

more frequent basis. Each Fund reserves the right to declare special distributions, including if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company under Subchapter M of the Code, or to avoid imposition of income or excise taxes on undistributed income.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges, if applicable, are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 4).

The following table discloses the securities on loan as of September 30, 2024:

	Market Value Securities on Loan	Cash Collateral for Securities on Loan
KraneShares CSI China Internet ETF	$73,968,170	$77,951,273
KraneShares Emerging Markets Consumer Technology Index ETF	212,727	222,095
KraneShares Electric Vehicles and Future Mobility Index ETF	8,177,296	8,523,116

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares, 50,000 Shares, 100,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The Adviser may adjust the transaction fees from time to time based on actual experience.

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. DERIVATIVES TRANSACTIONS

The following tables are exposure by type of risk on derivatives held throughout the year.

	Asset Derivatives			Liability Derivatives
	Consolidated Statements of Assets and Liabilities	Fair Value		Consolidated Statements of Assets and Liabilities	Fair Value
KraneShares Mount Lucas Managed Futures Index Strategy ETF
Interest rate contracts	Unrealized appreciation on futures contracts	$1,655,302	*	Unrealized depreciation on futures contracts	$430,461	*
Foreign exchange contracts	Unrealized appreciation on futures contracts	4,305,717	*	Unrealized depreciation on futures contracts	971,428	*
Commodity contracts	Unrealized appreciation on futures contracts	10,963,746	*	Unrealized depreciation on futures contracts	2,938,332	*
Total Derivatives not accounted for as hedging instruments		$16,924,765			$4,340,221

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended September 30, 2024:

Change in realized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures
KraneShares Mount Lucas Managed Futures Index Strategy ETF
Interest rate contracts	$(3,451,730)
Foreign exchange contracts	(6,070,738)
Commodity contracts	(10,735,850)
Total	$(20,258,318)

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures
KraneShares Mount Lucas Managed Futures Index Strategy ETF
Interest rate contracts	$1,099,754
Foreign exchange contracts	621,249
Commodity contracts	5,123,450
Total	$6,844,453

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations as “Security Lending Fees”.

Management Fee
KraneShares CSI China Internet ETF	0.68%
KraneShares Bosera MSCI China A 50 Connect Index ETF	0.78%
KraneShares MSCI All China Index ETF	0.68%
KraneShares MSCI One Belt One Road Index ETF	0.78%
KraneShares Emerging Markets Consumer Technology Index ETF	0.78%
KraneShares MSCI China Clean Technology Index ETF	0.78%
KraneShares Electric Vehicles and Future Mobility Index ETF	0.68%
KraneShares MSCI All China Health Care Index ETF	0.78%
KraneShares Asia Pacific High Income USD Bond ETF	0.68%
KraneShares MSCI Emerging Markets ex China Index ETF	0.58%
KraneShares Value Line® Dynamic Dividend Equity Index ETF	0.55%
KraneShares Mount Lucas Managed Futures Index Strategy ETF	0.89%
KraneShares SSE STAR Market 50 Index ETF	0.88%
KraneShares Hang Seng TECH Index ETF	0.68%
KraneShares Dynamic Emerging Markets Strategy ETF	0.10%
KraneShares Global Luxury Index ETF	0.68%
KraneShares Artificial Intelligence and Technology ETF	0.99%
KraneShares Sustainable Ultra Short Duration Index ETF	0.29%
KraneShares China Alpha Index ETF	0.78%

The Adviser bears all of its own costs associated with providing these advisory services.

Pursuant to the terms of Fee Waiver Agreements, Krane has contractually agreed to waive its management fee for the below listed Funds by the following amounts of the Fund’s average daily net assets until August 1, 2025. The Fee Waiver Agreements may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreements will terminate if the Agreement for a Fund is terminated.

Fee Waiver Fee
KraneShares Bosera MSCI China A 50 Connect Index ETF	0.23%
KraneShares MSCI All China Index ETF	0.20%
KraneShares Emerging Markets Consumer Technology Index ETF	0.30%
KraneShares MSCI All China Health Care Index ETF	0.14%
KraneShares MSCI Emerging Markets ex China Index ETF	0.35%
KraneShares Sustainable Ultra Short Duration Index ETF	0.10%

SUB-ADVISORY AGREEMENT — Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares Bosera MSCI China A 50 Connect Index ETF and KraneShares SSE STAR Market 50 Index ETF and is responsible for the day-to-day management of the Funds, subject to the supervision by the Adviser and the Board. As of January 1, 2024, Krane pays Bosera fifteen (15%) percent of the net revenue received by Krane from KraneShares Bosera MSCI China A 50 Connect Index ETF under the Investment Advisory

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

Agreement. Prior to that date, Krane paid Bosera fifty (50%) percent of the net revenue received by Krane from the Fund. For the services Bosera provides to KraneShares SSE STAR Market 50 Index ETF, the Adviser pays Bosera a twelve basis points (0.12%) sub-advisory fee based upon the monthly average assets under management of KraneShares SSE STAR Market 50 Index ETF.

Nikko Asset Management Americas Inc. (“Nikko”) serves as the investment sub-adviser to KraneShares Asia Pacific High Income USD Bond ETF. Nikko is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board. Nikko delegates to its affiliate Nikko Asset Management Asia, Ltd. (“Nikko Asia”), a registered investment adviser with the SEC, certain of its responsibilities for the management of the Fund. Krane has entered into a Sub-Advisory Agreement with Nikko pursuant to which Krane has agreed to pay Nikko 36.77% of the sum of: (i) the total gross advisory fee due to the Adviser from the Fund under the terms of the Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and the Adviser.

Mount Lucas Index Advisers LLC (“MLIA”) serves as the Sub-Adviser of the KraneShares Mount Lucas Managed Futures Index Strategy ETF. For the services MLIA provides to the Fund, the Adviser pays MLIA a fee equal to 32% of the Net Revenue received by Krane from the Fund. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Agreement minus gross fund-related expenses (including any waiver by Krane of its compensation under the Agreement and any reimbursements by Krane of the Fund’s expenses).

Etna Capital Management Company Ltd. (“Etna”) serves as the Sub-Adviser of the KraneShares Artificial Intelligence and Technology ETF. Etna is responsible for the selection of the Fund’s private securities, subject to the supervision of Krane and the Board of Trustees. For the services it will provide, Krane will pay Etna a fee equal to 30% of the total gross advisory fee paid to Krane by the Fund under the terms of the Investment Advisory Agreement.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2024, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. BASIS FOR CONSOLIDATION FOR THE KRANESHARES MOUNT LUCAS MANAGED FUTURES INDEX STRATEGY ETF

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the KraneShares Mount Lucas Managed Futures Index

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

Strategy ETF include the accounts of the Fund’s Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Fund. The Subsidiary has a fiscal year end of March 31 for financial statement consolidation purposes.

The Subsidiary is classified as a controlled foreign corporation under the Code. The Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The KraneShares Mount Lucas Managed Futures Index Strategy ETF’s investment in the Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Code and is measured at the end of each quarter.

A summary of the investments in the Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2024	% of Total Net Assets at September 30, 2024
KraneShares MLM Index Subsidiary, Ltd.	December 1, 2020	$39,530,267	14.94%

6. INVESTMENT TRANSACTIONS

For the period ended September 30, 2024, the following Funds had purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities:

	Purchases	Sales and Maturities
KraneShares CSI China Internet ETF	$1,625,812,631	$1,370,036,769
KraneShares Bosera MSCI China A 50 Connect Index ETF	33,642,380	69,609,940
KraneShares MSCI All China Index ETF	234,025	83,916
KraneShares MSCI One Belt One Road Index ETF	437,753	1,059,090
KraneShares Emerging Markets Consumer Technology Index ETF	3,607,677	7,384,513
KraneShares MSCI China Clean Technology Index ETF	10,872,250	17,718,097
KraneShares Electric Vehicles and Future Mobility Index ETF	16,418,706	27,135,708
KraneShares MSCI All China Health Care Index ETF	4,685,300	9,826,128
KraneShares Asia Pacific High Income USD Bond ETF	9,370,907	7,250,782
KraneShares MSCI Emerging Markets ex China Index ETF	1,485,174	5,036,548
KraneShares Value Line® Dynamic Dividend Equity Index ETF	14,000,698	13,887,313
KraneShares SSE STAR Market 50 Index ETF	2,795,842	4,282,245
KraneShares Hang Seng TECH Index ETF	6,639,953	2,192,637
KraneShares Dynamic Emerging Markets Strategy ETF	46,606	47,022
KraneShares Global Luxury Index ETF	788,145	734,971
KraneShares Artificial Intelligence and Technology ETF	5,176,634	375,660
KraneShares China Alpha Index ETF	14,185,630	6,725,913

For the period ended September 30, 2024, there were no purchases or sales of long-term U.S. government securities for the Funds.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

For the period ended September 30, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/ (Loss)
KraneShares CSI China Internet ETF	$524,326,656	$489,633,415	$91,985,894
KraneShares MSCI One Belt One Road Index ETF	—	366,462	17,087
KraneShares Emerging Markets Consumer Technology Index ETF	—	1,221,619	79,953
KraneShares MSCI China Clean Technology Index ETF	17,979	567,045	(193,187)
KraneShares Electric Vehicles and Future Mobility Index ETF	—	7,814,207	(365,593)
KraneShares MSCI All China Health Care Index ETF	—	131,813	12,962
KraneShares MSCI Emerging Markets ex China Index ETF	—	1,153,294	207,339
KraneShares Value Line® Dynamic Dividend Equity Index ETF	1,284,236	2,495,413	374,625
KraneShares Dynamic Emerging Markets Strategy ETF	658,741	—	—
KraneShares Sustainable Ultra Short Duration Index ETF	297,445,273	—	—

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or periods ended March 31, 2024 and March 31, 2023 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
KraneShares CSI China Internet ETF
2024	$94,044,849	$—	$94,044,849
2023	—	—	—
KraneShares Bosera MSCI China A 50 Connect Index ETF
2024	$6,619,090	$—	$6,619,090
2023	9,640,424	101,634,817	111,275,241
KraneShares MSCI All China Index ETF
2024	$215,050	$—	$215,050
2023	192,809	119,165	311,974

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

	Ordinary Income	Long-Term Capital Gain	Totals
KraneShares MSCI One Belt One Road Index ETF
2024	$137,606	$—	$137,606
2023	215,731	—	215,731
KraneShares Emerging Markets Consumer Technology Index ETF
2024	$27,452	$—	$27,452
2023	—	—	—
KraneShares MSCI China Clean Technology Index ETF
2024	$496,202	$—	$496,202
2023	337,960	1,438,072	1,776,032
KraneShares Electric Vehicles and Future Mobility Index ETF
2024	$1,252,258	$—	$1,252,258
2023	2,090,551	—	2,090,551
KraneShares MSCI All China Health Care Index ETF
2024	$383,670	$—	$383,670
2023	50,955	—	50,955
KraneShares Asia Pacific High Income USD Bond ETF
2024	$2,334,194	$—	$2,334,194
2023	2,002,618	—	2,002,618
KraneShares MSCI Emerging Markets ex China Index ETF
2024	$910,616	$—	$910,616
2023	693,378	—	693,378
KraneShares Value Line® Dynamic Dividend Equity Index ETF
2024	$868,772	$308,656	$1,177,428
2023	1,085,154	640,311	1,725,465
KraneShares Mount Lucas Managed Futures Index Strategy ETF
2024	$—	$—	$—
2023	22,793,108	11,729,167	34,522,275
KraneShares SSE STAR Market 50 Index ETF
2024	$—	$—	$—
2023	—	—	—
KraneShares Hang Seng TECH Index ETF
2024	$46,489	$—	$46,489
2023	11,428	—	11,428
KraneShares Dynamic Emerging Markets Strategy ETF
2024	$105,254	$—	$105,254
KraneShares Global Luxury Index ETF
2024	$4,643	$—	$4,643

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

As of March 31, 2024, the components of tax basis distributable earnings (distributable losses) were as follows:

	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF
Undistributed Ordinary Income	$61,776,827	$—	$29,210	$6,580
Capital Loss Carryforwards	(2,686,322,078)	(189,335,870)	(6,347,999)	(3,643,750)
Qualified Late-Year Loss Deferrals	—	(67,774)	—	—
Unrealized Depreciation on Investments and Foreign Currency	(3,699,273,032)	(67,963,141)	(2,253,091)	(1,053,611)
Other Temporary Differences	(3)	(11)	1	(1)
Total Distributable Loss	$(6,323,818,286)	$(257,366,796)	$(8,571,879)	$(4,690,782)

	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF	KraneShares MSCI All China Health Care Index ETF
Undistributed Ordinary Income	$—	$—	$—	$188,412
Capital Loss Carryforwards	(49,669,840)	(79,020,064)	(88,376,540)	(65,852,693)
Qualified Late-Year Loss Deferrals	(34,394)	(114,325)	(68,584)	—
Unrealized Depreciation on Investments and Foreign Currency	(4,116,065)	(18,275,157)	(52,919,518)	(33,820,887)
Other Temporary Differences	—	2	—	—
Total Distributable Loss	$(53,820,299)	$(97,409,544)	$(141,364,642)	$(99,485,168)

	KraneShares Asia Pacific High Income USD Bond ETF	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares Value Line® Dynamic Dividend Equity Index ETF
Undistributed Ordinary Income	$193,997	$774,098	$351,770
Capital Loss Carryforwards	(10,377,329)	(1,594,046)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	49,221	2,613,416	2,417,373
Other Temporary Differences	49,162	(2)	1
Total Distributable Earnings/(Loss)	$(10,084,949)	$1,793,466	$2,769,144

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

	KraneShares Mount Lucas Managed Futures Index Strategy ETF	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF
Capital Loss Carryforwards	$(11,119,493)	$(29,622,667)	$(3,028,445)
Post October Losses	(24,607,088)	—	—
Qualified Late-Year Loss Deferrals	(5,771,888)	(62,657)	(9,567)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(6,414,135)	(11,972,769)	(2,192,171)
Other Temporary Differences	(1,286,475)	(7)	(3)
Total Distributable Earnings/(Loss)	$(49,199,079)	$(41,658,100)	$(5,230,186)

	KraneShares Dynamic Emerging Markets Strategy ETF	KraneShares Global Luxury Index ETF
Undistributed Ordinary Income	$—	$15,083
Capital Loss Carryforwards	(1,149)	—
Qualified Late-Year Loss Deferrals	(607)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(35,966)	234,643
Other Temporary Differences	—	(2)
Total Distributable Earnings/(Loss)	$(37,722)	$249,724

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2024 through March 31, 2024 and November 1, 2023 through March 31, 2024, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Other temporary differences primarily consist of late year and specified loss deferrals, perpetual bond adjustments, PFIC mark to market and book adjustments not recognized for tax.

The Funds have capital loss carryforwards as follows:

	Short-Term Loss	Long-Term Loss	Total
KraneShares CSI China Internet ETF	$689,050,525	$1,997,271,553	$2,686,322,078
KraneShares Bosera MSCI China A 50 Connect Index ETF	78,152,608	111,183,262	189,335,870
KraneShares MSCI All China Index ETF	215,395	6,132,604	6,347,999
KraneShares MSCI One Belt One Road Index ETF	2,450,106	1,193,644	3,643,750
KraneShares Emerging Markets Consumer Technology Index ETF	22,091,565	27,578,275	49,669,840
KraneShares MSCI China Clean Technology Index ETF	3,500,356	75,519,708	79,020,064
KraneShares Electric Vehicles and Future Mobility Index ETF	31,371,478	57,005,062	88,376,540

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

	Short-Term Loss	Long-Term Loss	Total
KraneShares MSCI All China Health Care Index ETF	$4,089,006	$61,763,687	$65,852,693
KraneShares Asia Pacific High Income USD Bond ETF	8,486,154	1,891,175	10,377,329
KraneShares MSCI Emerging Markets ex China Index ETF	5,865	1,588,181	1,594,046
KraneShares Mount Lucas Managed Futures Index Strategy ETF	4,174,372	6,945,121	11,119,493
KraneShares SSE STAR Market 50 Index ETF	8,548,968	21,073,699	29,622,667
KraneShares Hang Seng TECH Index ETF	2,090,066	938,379	3,028,445
KraneShares Dynamic Emerging Markets Strategy ETF	1,149	—	1,149

During the year ended March 31, 2024, the following Funds utilized capital loss carryforwards, to offset capital gains:

Amount Utilized
KraneShares MSCI China Clean Technology Index ETF	$1,634,475
KraneShares MSCI Emerging Markets ex China Index ETF	5,115
KraneShares Hang Seng TECH Index ETF	25,841

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales, investments in PFICs and perpetual bonds. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2024 were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares CSI China Internet ETF	$6,727,120,342	$1,128,976,756	$(592,738,108)	$536,238,648
KraneShares Bosera MSCI China A 50 Connect Index ETF	156,577,733	31,270,646	(2,689,774)	28,580,872
KraneShares MSCI All China Index ETF	8,322,761	931,511	(1,220,564)	(289,053)
KraneShares MSCI One Belt One Road Index ETF	4,087,807	607,141	(1,150,012)	(542,871)
KraneShares Emerging Markets Consumer Technology Index ETF	17,261,441	4,512,955	(4,141,709)	371,246
KraneShares MSCI China Clean Technology Index ETF	54,032,640	10,021,836	(4,195,342)	5,826,494
KraneShares Electric Vehicles and Future Mobility Index ETF	117,684,004	8,515,439	(30,441,113)	(21,925,674)
KraneShares MSCI All China Health Care Index ETF	50,050,504	5,056,049	(7,687,700)	(2,631,651)
KraneShares Asia Pacific High Income USD Bond ETF	17,654,014	515,852	(146,521)	369,331
KraneShares MSCI Emerging Markets ex China Index ETF	69,743,691	14,144,022	(4,863,714)	9,280,308

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares Value Line® Dynamic Dividend Equity Index ETF	$29,124,919	$3,464,932	$(390,600)	$3,074,332
KraneShares Mount Lucas Managed Futures Index Strategy ETF	273,985,901	37,250	4,528,388	4,565,638
KraneShares SSE STAR Market 50 Index ETF	28,488,063	2,774,679	(4,794,007)	(2,019,328)
KraneShares Hang Seng TECH Index ETF	9,499,555	2,581,891	(250,690)	2,331,201
KraneShares Dynamic Emerging Markets Strategy ETF	4,385,345	656,934	—	656,934
KraneShares Global Luxury Index ETF	2,343,282	331,625	(177,958)	153,667
KraneShares Artificial Intelligence and Technology ETF	4,766,734	379,250	(102,586)	276,664
KraneShares Sustainable Ultra Short Duration Index ETF	285,218,540	317,052	(40,631)	276,421
KraneShares China Alpha Index ETF	7,417,409	1,389,396	—	1,389,396

For the KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF and the KraneShares MSCI Emerging Markets ex China Index ETF, the difference in unrealized appreciation is attributable to Foreign Capital Gains Tax Payable.

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (“QFII”)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by non-residents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. It is also unclear how China’s value added tax (“VAT”) may be affected by tax treaty provisions. If such a tax is collected, the expenses will be passed on and borne by the Funds. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Funds. If the Funds expect VAT to be imposed, they reserve the right to establish a reserve for such tax. If the Funds establish such a reserve but are not ultimately subject to the tax, shareholders who redeemed or sold their shares while

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Funds do not establish such a reserve but ultimately are subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in a Fund. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of A Shares on a public Chinese exchange (such as the Shanghai Stock Exchange). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014.

On November 7, 2018, China’s Ministry of Finance and the State Administration of Taxation jointly issued Circular 108. This circular announced a three year exemption from corporate income tax withholding (“WHT”) and Value Added Tax (“VAT”) for China-sourced bond interest derived by overseas institutional investors. The WHT and VAT exemptions were extended to December 31, 2025.

In 2020, the PRC government eliminated QFII and RQFII quotas, meaning that entities registered with the appropriate Chinese regulator will no longer be subject to quotas when investing in PRC securities (but will remain subject to foreign shareholder limits), and merged the two programs into the Qualified Foreign Investor regime (“QFI”).

8. CONCENTRATION OF RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

ARTIFICAL INTELLIGENCE AND TECHNOLIGY RISK — “AI and Technology” companies typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an AI and Technology company.

Certain AI and Technology companies may face special risks that their products or services may not prove to be commercially successful. Such companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, certain of such companies in which the Fund may invest may not currently be profitable and there can be no assurance that such companies will be profitable in the future.

CHINA RISK — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. China may be subject to considerable degrees of economic, political and social

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

instability. In addition, the Chinese economy is export-driven and highly reliant on trade with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions or even the threat of such developments, could lead to significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

The RMB Bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB Bonds may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be unavailable. Securities affected by trading suspensions may be or become illiquid. In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China including by limiting the ability of Chinese issuers to list on the U.S. exchanges. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares. In addition, the U.S government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies, which may adversely impact the Fund, may mean that the Fund’s Underlying Index may need to adjust its methodology or could increase tracking error for the Fund.

CONCENTRATION RISK — Because the assets of certain Funds are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index, the Fund may be subject to principal risks, as outlined in each Fund’s prospectus. Each Fund may have significant exposure to other industries or sectors over time.

CURRENCY RISK — The Funds’ assets will be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e.,

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction, or through forward, futures or options contracts to purchase or sell foreign currencies.

The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance over time.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

EMERGING MARKETS RISK — A Funds’ investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

EQUITY SECURITIES RISK — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

FUTURES STRATEGY RISK — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts include: (a) an imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability to predict correctly the direction of market prices, interest rates, currency exchange rates and other economic factors; and (e) if the Fund has insufficient

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund selling securities or financial instruments at a loss.

LIQUIDITY RISK — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

MARKET RISK — The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

NEW FUND RISK — If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (concluded)

sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

9. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited)

Approval of the Existing Advisory Agreement and Sub-Advisory Agreements

At a meeting held on May 22-23, 2024, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

●	the existing investment advisory agreement (the “KFA Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of each of the following separate series of the Trust (collectively, the “Funds”):

●	KraneShares CSI China Internet ETF (“KWEB”)

●	KraneShares Bosera MSCI China A 50 Connect Index ETF (“KBA”)

●	KraneShares MSCI All China Index ETF (“KALL”)

●	KraneShares MSCI One Belt One Road Index ETF (“OBOR”)

●	KraneShares Emerging Markets Consumer Technology Index ETF (“KEMQ”)

●	KraneShares MSCI China Clean Technology Index ETF (“KGRN”)

●	KraneShares Electric Vehicles & Future Mobility Index ETF (“KARS”)

●	KraneShares MSCI All China Health Care Index ETF (“KURE”)

●	KraneShares Asia Pacific High Income USD Bond ETF (“KHYB”)

●	KraneShares MSCI Emerging Markets ex China Index ETF (“KEMX”)

●	KraneShares Value Line® Dynamic Dividend Equity Index ETF (“KVLE”)

●	KraneShares Mount Lucas Managed Futures Index Strategy ETF (“KMLM”)

●	KraneShares SSE STAR Market 50 Index ETF (“KSTR”)

●	KraneShares Hang Seng TECH Index ETF (“KTEC”)

●	the existing sub-advisory agreement (the “Bosera Agreement”) between Bosera Asset Management (International) Co., Ltd. (“Bosera”) and Krane, on behalf of KBA and KSTR;

●	the existing sub-advisory agreement (the “Mount Lucas Agreement”) between Mount Lucas Index Advisers LLC (“Mount Lucas”) and Krane on behalf of KMLM; and

●	the existing sub-advisory agreement (the “Nikko Agreement”) between Nikko Asset Management Americas Inc. (“Nikko”) and Krane on behalf of KHYB.

Bosera, Mount Lucas and Nikko are referred to collectively herein as the “Sub-Advisers.” The Bosera Agreement, the Mount Lucas Agreement and the Nikko Agreement are referred to collectively herein as the “Sub-Advisory Agreements,” and the Sub-Advisory Agreements and the KFA Agreement are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 22, 2024, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests for information relating to the Board’s

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (continued)

consideration of the KFA Agreement with respect to each of the Funds. The Board also considered information provided by each Sub-Adviser in response to separate written requests for information directed to each Sub-Adviser.

The Board considered that its evaluation process with respect to Krane and each Sub-Adviser is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane and (as applicable) a Sub-Adviser. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the Agreements with respect to each Fund, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to the Fund by Krane and, if applicable, by its respective Sub-Adviser; (2) the compensation paid by the Fund under the KFA Agreement; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Fund; (4) the extent to which economies of scale could be realized as the Fund grows and whether the unitary fee charged to the Fund under the KFA Agreement will enable investors in the Fund to share in any such economies of scale; and (5) other benefits Krane and the Sub-Advisers receive from their respective relationships with the Funds.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 22, 2024 executive session of the Independent Trustees and the May 22-23, 2024 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane and the Sub-Advisers under the Agreements. The Board considered the responsibilities of Krane with respect to each Fund under the KFA Agreement, including its obligation to oversee the services provided by the Sub-Advisers, as applicable. The Board also discussed the nature, quality and extent of services provided by Bosera under the Bosera Agreement, Mount Lucas under the Mount Lucas Agreement and Nikko under the Nikko Agreement.

The KFA Agreement

●	The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Funds managed directly by Krane and also considered the expertise of Krane personnel charged with oversight of the Sub-Advisers.

●	The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board noted that Krane, together with the Sub-Advisers (as applicable), is responsible for assessing the market appeal and the investment strategy of each Fund, and that Krane continues to seek to create new series of the Trust that address unique investment strategies. The Board considered the entrepreneurial risk assumed by Krane with respect to the Trust and Funds.

●	The Board also took note that Krane had recommended the termination of several underperforming series of the Trust during the prior calendar year, eliminating the need for Krane personnel to manage investments, operations and compliance for such series.

●	The Board considered that Krane is responsible for arranging and overseeing service providers for the Trust.

●	The Board also considered that Krane has established and oversees the operation of a securities lending program for certain Funds and noted that the Board receives a quarterly

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (continued)

report of securities lending activities and the effect of such program on participating Funds.

●	The Board noted that Krane continues to evaluate its existing compliance and operational staff, as well as its investment personnel, and that Krane continually seeks to hire and retain qualified and experienced staff in these areas and to invest in additional resources as its business continues to grow. The Board noted the increase in compliance and operational personnel at Krane and Krane’s investment in technology to facilitate oversight of various compliance matters.

●	The Board considered the financial condition of Krane and noted that Krane is a subsidiary in a larger family of investment management firms with significant resources.

The Bosera Agreement

●	The Board took note of the significant experience of KBA’s portfolio management team with respect to investments in mainland China and access to the China A Share market. The Board noted KBA’s favorable performance against its Morningstar peer group for the 3- and 5- year time periods, in part due to the relative outperformance of A shares compared to the broader China markets due to regulatory headwinds for offshore-listed companies during those periods.

●	With respect to KSTR, the Board noted Bosera’s access to the SSE Science and Technology Innovation Board (STAR Market), which is focused on innovative, pre-profit technology companies. The Board considered the experience of the KSTR portfolio management team with respect to investments in mainland China technology companies, and noted that although KSTR’s performance against its peer group was lower than the median for the 1-year and 3-year time periods, Krane attributed this to launching KSTR during a period of high IPO activity and high valuations.

●	The Board considered the continued development of Bosera’s compliance function and its long-term relationship with the Adviser.

The Mount Lucas Agreement

●	The Board took note of the experience of Mount Lucas and its portfolio staff with respect to managed futures and recognized their involvement in KMLM’s derivative risk management program.

●	The Board noted that the KMLM structure provides non-institutional investors with access to a managed futures portfolio that can provide uncorrelated returns. In particular, the Board considered that KMLM targets to reduce the impact of equities and to offer diversification to its investors.

The Nikko Agreement

●	The Board noted that investors in KHYB have access to a portfolio managed by one of the largest asset management firms in Asia with significant experience managing fixed income portfolios in Japan and across Asia.

●	The Board considered that KHYB invests primarily in high-yield bonds across the Asia Pacific region.

●	The Board considered Nikko’s and Krane’s explanation that KHYB’s recent below-median performance resulted largely from a lack of exposure to large real estate developers in China.

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (continued)

B.	Investment Performance

The Board noted that it considers the performance of each operational Fund versus an identified Morningstar peer group at each regular meeting of the Board. At the Meeting, the Board considered each Fund’s performance versus its Morningstar peer group, as well as a select group of competitors identified by Krane and, in certain cases, a second peer group curated to better reflect the strategy of a particular Fund. The Board recognized that many of the Funds are in the same Morningstar peer group because they have significant exposure to China, notwithstanding meaningful differences in the Funds’ underlying indexes and investment strategies. The Board noted the limitations of comparisons versus such large and undifferentiated peer groups, considering that the Funds offer shareholders access to unique investment opportunities, particularly in China.

The Board noted that several of the Funds are actively managed, and it considered that the performance of each actively managed Fund relative to its respective peer group is an appropriate measurement of performance. With respect to those Funds that passively track the performance of an underlying index, however, the Board determined that, although relative performance to a peer group should be considered, the tracking error and/or the tracking difference of each Fund against its underlying index was a more meaningful representation of each Fund’s performance. The Board considered that, at each meeting of the Board, it receives and considers tracking error reports for each passively managed Fund.

The Board noted that each passively managed Fund tracked its benchmark within expected ranges over the last year. The Board observed that the largest contributors to tracking error were adjustments to the portfolios as a result of changes to the underlying benchmarks due to Presidential Executive Order 13959 - Addressing the Threat from Securities Investments That Finance Certain Companies of the People’s Republic of China, portfolio sampling and portfolio rebalancing associated with meeting the portfolio diversification requirements under the IRS code.

The Board noted the following with respect to the performance of certain funds relative to their identified peer groups:

●	KWEB: The Board noted that KWEB’s 3- and 5-year returns were below the median for its Morningstar performance peer group due to a period of significant volatility in shares of China internet companies resulting primarily from regulatory headwinds during those periods, including the Holdings Foreign Companies Accountable Act (HFCAA) in the United States and new anti-monopoly rules in China. The Board recognized that KWEB’s 1-year return is above the median of its performance peer group as such regulatory headwinds have been dissipating.

●	KBA: The Board noted that KBA underperformed against the median for its Morningstar performance peer group for the 1-year period ended March 31, 2023, because the improving regulatory environment in China resulted in improved performance of offshore listed companies versus the China A-shares market. The Board also considered that KBA invests solely in the China A-share market and its Morningstar peer group is the China Region Category, which includes broader and thematic China ETFs.

●	KSTR: The Board noted that KSTR’s 1-year, 3-year, and since inception performance is lower than the median of the Morningstar peer group because the fund launched during a period of high IPO activity and high valuations for the STAR Market. The Board also considered that KSTR invests solely in the top 50 largest and most liquid companies listed on China’s STAR Board market, which is focused on innovative, pre-profit technology companies, while its Morningstar peer group is the China Region Category, which includes larger capitalization, broader and

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (continued)

thematic China ETFs.

●	KHYB: With respect to the long-term relative underperformance of KHYB, which is an actively managed Fund, against the median of its Morningstar peer group, the Board noted that the Fund’s long-term performance metrics include performance prior to August 2021 when KHYB invested solely in China. Additionally, the Board recognized that KHYB’s below median performance resulted primarily from the significant re-rating of the debt of many of China’s largest real estate developers, from which KHYB has largely divested.

●	KEMQ: The Board recognized that the underperformance of KEMQ measured against its Morningstar peer group median for the 1-year, 3-year and since inception periods was partially due to market volatility in the emerging markets internet sector, especially the China internet sector. The Board also noted that regulatory uncertainty, from both China and the U.S., and slowing consumer spending contributed to performance issues overall in the technology sector.

●	KURE: The Board noted that KURE underperformed versus the median of its Morningstar peer group for the 1-year, 3-year and 5-year periods ended March 31, 2024, partially due to uncertainty stemming from regulatory changes, including the expansion of the central government’s procurement for drugs and medical devices and an anti-graft campaign focused on health care product distribution.

●	OBOR: The Board noted that OBOR seeks to capture the economic growth and monetize the potential upside for companies involved in China’s One Belt One Road initiative. The Board considered that OBOR’s 1-year, 3-year and 5-year returns are below the median of its Morningstar peer group due to its exposure to China, which has generally underperformed after the pandemic.

●	KVLE: The Board noted that, although KVLE has performed in line with its Morningstar peer group median since inception, its 1-year performance is below the median. The Board considered that KVLE is underweight in the financial sector and overweight in utilities, and that these relative weightings had a negative impact on KVLE’s performance.

The Board also considered other factors, including the use of fair value pricing by the Funds and the Funds’ asset inflows and outflows, which affect the performance of the Funds but not their underlying indices. The Board considered that these factors can be expected to primarily affect the Funds’ tracking error.

C.	Compensation

The Board considered that, pursuant to the KFA Agreement, Krane has agreed to a unitary advisory fee arrangement for each Fund. Under the unitary fee arrangement, Krane is responsible for paying most of the expenses incurred by a Fund, including those of its principal service providers and Sub-Adviser (if applicable). The Board considered the information provided by Krane regarding the amounts it pays to the Funds’ service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by each Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered that Krane has agreed to fee waivers on certain Funds and considered the net expense ratios of the currently operational Funds compared to those of their Morningstar peer groups.

The Board noted that the management fees paid by many of the Funds are higher than the median management fee within their respective Morningstar peer groups and that the total expense ratios of many Funds are managed through the use of fee waivers. The Board considered

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (continued)

that the Morningstar peer groups for many of the Funds do not reflect the unique exposure and thematic approach of the Funds and considered that the Funds’ total expense ratios are generally consistent with those of their direct peers. The Board considered that Krane applies a methodical and consistent approach to pricing the Funds and conducts significant competitive research with respect to such pricing. The Board considered that the Funds offer unique investment exposure for investors in U.S. registered funds and considered the operational costs incurred by Krane under the unitary fee structure. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

Although the Board received information regarding the fees paid to the Sub-Advisers under the Sub-Advisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) pays each Sub-Adviser’s fees.

D.	Costs and Profitability

The Board reviewed a report of Fund-by-Fund profitability prepared by Krane. The Board noted that it had retained an independent third-party to review Krane’s profitability methodology and that it had the opportunity to discuss with the consultant Krane’s profitability methodology and the consultant’s views regarding the level of profitability reported by Krane versus the limited amount of publicly available information regarding the profitability of other closely held registered investment advisers.

The Board noted that Krane continues to waive fees for some of the Funds. The Board also considered that, although Krane is profitable, it was not making a profit from its relationship with all of the Funds under the KFA Agreement. The Board considered Krane’s commitment to the success of each of the Funds and the use of a unitary fee structure under which Krane bears the risk if certain expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board recognized that the volatility in asset flows experienced by the Trust overall can directly and materially affect Krane’s profitability. The Board also considered that Krane has established a securities lending program for the benefit of certain of the Funds, and that fees earned by Krane from such Funds can affect the profitability of such Funds to Krane.

The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane pays in accordance with the KFA Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by the Sub-Advisers from their relationships with the applicable Funds, noting the arm’s-length nature of the relationship between Krane and each Sub-Adviser with respect to the negotiation of the sub-advisory fee rate on behalf of the relevant Fund. The Board considered that Krane, and not a Fund, is responsible for paying the sub-advisory fees under each Sub-Advisory Agreement.

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (continued)

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the Funds’ operations, including benefits to Krane as a result of its ability to use the assets of certain Funds to engage in soft dollar transactions and the existence of a securities lending program for certain Funds. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the Funds.

F.	Economies of Scale

The Board considered that each Fund is managed by Krane pursuant to a unitary fee advisory agreement, pursuant to which Krane bears all of the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. As a result, the Board observed, Krane typically subsidizes each Fund for a period of time following its inception. The Board also considered that Krane continues to reinvest a significant portion of its profits in its business, including through the addition of compliance and operations personnel and investment in new compliance systems, and that any economies of scale are shared with the Funds in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the renewal of the KFA Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance to its review, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel and met separately with Independent Trustee counsel to discuss the information provided by Krane and the Sub-Advisers, as well as the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (continued)

Approval of Advisory Agreement

At a meeting held on May 22-23, 2024, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of a new series of the Trust: KraneShares Sustainable Ultra Short Duration Index ETF (“New Fund”).

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 22, 2024, the Board received and considered information provided by Krane in response to the Independent Trustees’ written request for information regarding the New Fund and the Advisory Agreement.

The Board noted that it considers information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane to each series of the Trust. The Board recognized that, going forward, such information will include information related to the New Fund after it is operational. The Board also considered that the Independent Trustees receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees. As a result, the Board considered that its evaluation process with respect to advisory services provided to the New Fund will be an ongoing one.

In evaluating the Advisory Agreement with respect to the New Fund, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to the New Fund by Krane; (2) the proposed compensation to be paid by the New Fund under the Advisory Agreement and any related fee waivers or expense caps; (3) the estimated costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with the New Fund; (4) the extent to which economies of scale could be realized as the New Fund grows and whether the unitary fee charged under the Advisory Agreement will enable investors in the New Fund to share in any such economies of scale; and (5) other benefits Krane anticipates it may receive from its relationship with the New Fund.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 22, 2024 executive session of the Independent Trustees and the May 22-23, 2024 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to the New Fund under the Advisory Agreement.

With respect to the New Fund, the Board noted that the proposed strategy would track the Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index, which is designed to measure the performance of US dollar-denominated, investment-grade corporate debt with a maturity of up to one year. The Board considered management’s representation that the New Fund will offer sustainably conscious investors exposure to high-quality, short-term corporate bonds. The Board noted that the index is comprised of a portfolio that is based on Institutional Shareholder Services (ISS) climate analysis and alignment with the Paris agreement’s 1.5°C scenario by 2050, while providing a distribution of credit and interest rate risk that is similar to commonly used ultra short duration, investment grade bond benchmarks. The Board considered Krane’s representation that this strategy will offer a risk premium and potentially higher yield than money market funds and a low correlation to traditional fixed income investments.

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (continued)

The Board recognized that Krane invests significant time and effort in structuring new series of the Trust, including the New Fund. The Board considered Krane’s evaluation of the market appeal for the New Fund and considered that Krane worked with the Trust’s service providers to manage the administrative and other requirements for the New Fund. The Board considered that Krane continually evaluates its existing compliance, operational and investment teams and that Krane has consistently sought to retain qualified and experienced staff in these areas as its business has grown. The Board considered Krane’s current ownership structure, financial strength and long-term strategic plans, and noted that Krane is subsidiary in a family of investment management firms with significant resources, including administrative resources utilized by Krane.

B.	Investment Performance

The Board noted that, because the New Fund has not yet commenced investment operations, it has no investment performance. The Board considered that once the New Fund commences operations, the Board will receive regular reports regarding the performance of the New Fund relative to a Morningstar peer group, as well as a select group of peers identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the performance of the New Fund against the performance of its respective underlying index. The Board recognized that there are limited peers available for the New Fund.

C.	Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement for the New Fund. The Board also considered that Krane structured the proposed fee for the New Fund in a manner that is consistent with other series of the Trust. The Board took note that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the New Fund, including those of its principal service providers, and that Krane takes the risk that the New Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

The Board considered the proposed fee for the New Fund compared to its respective Morningstar peer group, noting that the proposed management fee for the New Fund is higher than the median of its peer group. The Board noted, however, that the total expense ratio for the New Fund is in line with or slightly lower than the median expense ratio for its respective peer group.

D.	Costs and Profitability

The Board considered pro-forma projected profit and loss statements for the New Fund. The Board recognized that, because the New Fund has not yet launched, it is difficult to estimate how profitable it will be to Krane, although the Board recognized that the New Fund will leverage procedures and systems put in place in connection with management of other series of the Trust. The Independent Trustees also considered information from Krane regarding its overall profitability and discussed with Krane’s management how launching the New Fund could impact such profitability. The Board noted Krane’s continuing commitment to operating the Trust and its continued use of a unitary fee structure under which it will bear many of the expenses of the New Fund. Based on these and other considerations, the Board concluded that the profitability of the New Fund was not a material factor in its consideration of the Advisory Agreement.

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (continued)

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the New Fund. The Board considered that Krane would benefit if the New Fund would participate in the Trust’s securities lending program and whether Krane would benefit as a result of its ability to use the New Fund’s assets to engage in soft dollar transactions.

F.	Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services as the New Fund grows, including the extent to which this is reflected in the level of fees to be paid by the New Fund. The Board noted that the proposed advisory fees for the New Fund do not include breakpoints, and considered that it is not possible—before the commencement of investment operations—to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the enhancement of its compliance, operations and investment infrastructure, and that any economies of scale could be shared with the New Fund in this manner. Based on these and other considerations, including that the New Fund is newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Advisory Agreement. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Advisory Agreement. The Board noted that, consistent with its approach to other series of the Trust, it will continue to monitor the New Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreement, were reasonable in light of the factors considered by the Board.

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (continued)

Approval of Advisory Agreement

At a meeting held on March 6-7, 2024, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of a new series of the Trust: KraneShares Artificial Intelligence and Technology ETF (“New Fund”). The Board also considered and approved a proposed new sub-advisory agreement (“Sub-Advisory Agreement”) between KFA, on behalf of the New Fund, and Etna Capital Management Company Limited (“Etna” or “Sub-Adviser”). The Advisory Agreement and the Sub-Advisory Agreement are referred to collectively as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on March 6, 2024, the Board received and considered information provided by Krane and the Sub-Adviser in response to the Independent Trustees’ written requests for information regarding the New Fund and the Agreements.

The Board noted that it considers information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane to each series of the Trust and services provided by sub-advisers, such as Etna, to particular series of the Trust. The Board recognized that, going forward, such information will include information related to the New Fund after it is operational. The Board also considered that the Independent Trustees receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees. As a result, the Board considered that its evaluation process with respect to advisory and sub-advisory services provided to the New Fund will be an ongoing one.

In evaluating the Agreements with respect to the New Fund, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to the New Fund by Krane and to Krane by the Sub-Adviser; (2) the proposed compensation to be paid by the New Fund under the Advisory Agreement and any related fee waivers or expense caps, and the proposed compensation to be paid by Krane to the Sub-Adviser of the New Fund; (3) the estimated costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with the New Fund; (4) the extent to which economies of scale could be realized as the New Fund grows and whether the unitary fee charged under the Advisory Agreement will enable investors in the New Fund to share in any such economies of scale; and (5) other benefits Krane and the Sub-Adviser anticipate they may receive from their relationship with the New Fund.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the March 6, 2024 executive session of the Independent Trustees and the March 6-7, 2024 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to the New Fund under the Advisory Agreement. The Board also considered the nature, quality, and extent of the overall services to be provided by Etna to the New Fund. The Board took note of the qualifications, background and responsibilities of personnel at Krane and the Sub-Adviser who will provide services to the New Fund.

With respect to the New Fund, the Board noted that the proposed strategy would combine an approximately 80% allocation to securities making up the Solactive Global Select AI Index with an allocation to private companies in the artificial intelligence (“AI”) space selected and managed

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (continued)

by Etna. The Board considered Krane’s expectation that the allocation to private companies could provide diversification in the portfolio. The Board considered Krane’s representation that this strategy will provide investors a unique investment opportunity by blending well known publicly listed equities with pre-IPO companies operating within the AI ecosystem.

The Board recognized that Krane invests significant time and effort in structuring new series of the Trust, including the New Fund. The Board considered Krane’s evaluation of the market appeal for the New Fund and considered that Krane worked with the Trust’s service providers to manage the administrative and other requirements for the New Fund. The Board considered that Krane continually evaluates its existing compliance, operational and investment teams and that Krane has consistently sought to retain qualified and experienced staff in these areas as its business has grown. The Board considered Krane’s current ownership structure, financial strength and long-term strategic plans, and noted that Krane is part of a family of investment management firms with significant resources, including administrative resources utilized by Krane.

B.	Investment Performance

The Board noted that, because the New Fund has not yet commenced investment operations, it has no investment performance. The Board considered that once the New Fund commences operations, the Board will receive regular reports regarding the performance of the New Fund relative to a broad Morningstar peer group, as well as a select group of peers identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the performance of the New Fund against the performance of its respective underlying index. The Board recognized that there are limited peers available for the New Fund.

C.	Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement for the New Fund. The Board also considered that Krane structured the proposed fee for the New Fund in a manner that is consistent with other series of the Trust. The Board took note that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the New Fund, including those of its principal service providers, and that Krane takes the risk that the New Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

The Board considered the proposed fee for the New Fund compared to its respective Morningstar universe, noting that the proposed fees and expenses for the New Fund are higher than the median of the peer group.

With respect to the New Fund, the Board considered the New Fund’s unique approach to gaining exposure to private companies in the AI space. The Board considered that there was not a peer group that included directly comparable funds, and that the New Fund’s placement at the top of its peer group’s fee range reflected that many of the peer funds followed a passive strategy of investing in the general technology sector rather than AI specifically. The Board noted the experience and expertise of Etna, the proposed sub-adviser.

The Board considered that Krane structured the proposed fee for the New Fund in a manner that is consistent with the other thematic series of the Trust. The Board noted that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the New Fund,

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (continued)

including those of its principal service providers. The Board considered that, under the unitary fee structure, Krane takes the risk that the New Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

D.	Costs and Profitability

The Board considered pro-forma projected profit and loss statements for the New Fund. The Board recognized that, because the New Fund has not yet launched, it is difficult to estimate how profitable it will be to Krane, although the Board recognized that the New Fund will leverage procedures and systems put in place in connection with management of other series of the Trust. The Independent Trustees also considered information from Krane regarding its overall profitability and discussed with Krane’s management how launching the New Fund could impact such profitability. The Board noted Krane’s continuing commitment to operating the Trust and its continued use of a unitary fee structure under which it will bear many of the expenses of the New Fund. Based on these and other considerations, the Board considered that the profitability of the New Fund was not a material factor in its consideration of the Advisory Agreement.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the New Fund. The Board considered that Krane would benefit if the New Fund would participate in the Trust’s securities lending program and whether Krane would benefit as a result of its ability to use the New Fund’s assets to engage in soft dollar transactions.

F.	Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services as the New Fund grows, including the extent to which this is reflected in the level of fees to be paid by the New Fund. The Board noted that the proposed advisory fees for the New Fund do not include breakpoints, and considered that it is not possible—before the commencement of investment operations—to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the evolution of its compliance, operations and investment infrastructure, and that any economies of scale could be shared with the New Fund in this manner. Based on these and other considerations, including that the New Fund is newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, consistent with its approach to other series of the Trust, it will continue to monitor the New Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (continued)

Approval of Advisory Agreement

At a meeting held on December 6-7, 2023, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of a new series of the Trust: KraneShares China Alpha Index ETF (“New Fund”). In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on December 6, 2023, the Board received and considered information provided by Krane in response to the Independent Trustees’ written request for information regarding the New Fund and the Advisory Agreement.

The Board noted that it considers information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane to each series of the Trust, and that, going forward, such information will include information related to the New Fund after it is operational. The Board considered that the Independent Trustees also receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees. As a result, the Board considered that its evaluation process with respect to Krane and each series of the Trust is an ongoing one.

In evaluating the Advisory Agreement with respect to the New Fund, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to the New Fund by Krane; (2) the proposed compensation to be paid by the New Fund under the Advisory Agreement; (3) the estimated costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with the New Fund; (4) the extent to which economies of scale could be realized as the New Fund grows and whether the unitary fee charged under the Advisory Agreement will enable investors in the New Fund to share in any such economies of scale; and (5) other benefits Krane anticipates it may receive from its relationship with the New Fund.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the December 6, 2023 executive session of the Independent Trustees and December 6-7, 2023 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to the New Fund under the Advisory Agreement. The Board took note of the qualifications, background and responsibilities of Krane personnel who will provide services to the New Fund.

The Board considered that the New Fund will provide investors with a unique, systematic approach to active management among China A Share securities. The Board considered that the New Fund’s investments will be identified using a methodology that leverages artificial intelligence (“AI”) engines to combine back-testing and out-of-sample analysis. The Board considered management’s view that providing a systematic, AI-driven framework can be complementary to existing investment approaches that rely on purely passive investments or fundamental active strategies.

The Board recognized that Krane invests significant time and effort in structuring new series of the Trust, including the New Fund. The Board considered Krane’s evaluation of the market appeal for the New Fund and considered that Krane worked with the Trust’s service providers to manage the administrative and other requirements for the New Fund. The Board considered that Krane continually evaluates its existing compliance, operational and investment teams and that Krane has consistently sought to retain qualified and experienced staff in these areas as its business has

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (continued)

grown. The Board considered Krane’s current ownership structure, financial strength and long-term strategic plans, and noted that Krane is part of a family of investment management firms with significant resources, including administrative resources utilized by Krane.

B.	Investment Performance

The Board noted that, because the New Fund has not yet commenced investment operations, it has no investment performance. The Board considered that once the New Fund commences operations, the Board will receive regular reports regarding the performance of the New Fund relative to a broad Morningstar peer group, as well as a select group of peers identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the performance of the New Fund against the performance of its respective underlying index. The Board considered that there are limited peers available for the New Fund.

C.	Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement for the New Fund. The Board also considered that Krane structured the proposed fee for the New Fund in a manner that is consistent with other series of the Trust. The Board took note that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the New Fund, including those of its principal service providers, and that Krane takes the risk that the New Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

The Board considered the proposed fee for the New Fund compared to its respective Morningstar universe, noting that the proposed fees and expenses for the New Fund are higher than the median of the peer group.

With respect to the New Fund, the Board considered Krane’s unique approach to management of the New Fund. The Board noted the time and expense incurred by Krane to use AI to develop custom investment basket for the New Fund, including the need to “train” the AI engine for a set period on data regarding the China A Shares market. The Board noted the results of back testing the proposed model against a representative index and considered the proposed size and concentration of the portfolio.

The Board considered that Krane structured the proposed fee for the New Fund in a manner that is consistent with the other thematic series of the Trust. The Board noted that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the New Fund, including those of its principal service providers. The Board noted that, under the unitary fee structure, Krane takes the risk that the New Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

D.	Costs and Profitability

The Board considered pro-forma projected profit and loss statements for the New Fund, including the estimated cost of Krane’s services to the New Fund. The Board recognized that, because the New Fund has not yet launched, it is difficult to estimate how profitable it will be to Krane, although the Board recognized that the New Fund will leverage procedures and systems put in place in connection with management of other series of the Trust. The Independent Trustees also considered information from Krane regarding its overall profitability and discussed with Krane’s management

Approval of Advisory Agreement and Sub-Advisory Agreements (Form N-CSRS Item 11) (Unaudited) (concluded)

how launching the New Fund could impact such profitability. The Board noted Krane’s continuing commitment to operating the Trust and its continued use of a unitary fee structure under which it will bear many of the expenses of the New Fund.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the New Fund. They noted that it was unlikely that the New Fund would participate in the Trust’s securities lending program. The Board also considered whether Krane would benefit as a result of its ability to use the New Fund’s assets to engage in soft dollar transactions.

F.	Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services as the New Fund grows, including the extent to which this is reflected in the level of fees to be paid by the New Fund. The Board noted that the proposed advisory fees for the New Fund do not include breakpoints, and considered that it is not possible—before the commencement of investment operations—to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the evolution of its compliance and investment infrastructure, and that any economies of scale could be shared with the New Fund in this manner. Based on these and other considerations, including that the New Fund is newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Advisory Agreement. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Advisory Agreement. The Board noted that, consistent with its approach to other series of the Trust, it will continue to monitor the New Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreement, were reasonable in light of the factors considered by the Board.

KraneShares Trust:	Distributor:
280 Park Avenue 32nd Floor New York, NY 10017	SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Investment Adviser:	Administrator:
Krane Funds Advisors, LLC 280 Park Avenue 32nd Floor New York, NY 10017	SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456

Sub-Adviser:	Independent Registered Public Accounting Firm:
Bosera Asset Management (International) Co., Ltd. Suite 4109 Jardine House One Connaught Place Central, Hong Kong	KPMG LLP 1601 Market Street Philadelphia, PA 19103

Sub-Adviser:
Nikko Asset Management Americas, Inc. 605 Third Avenue 38th Floor New York, NY 10158

Sub-Adviser:
Mount Lucas Index Advisers, LLC 405 South State Street Newtown, PA, 18940

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-SA-001-1200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid during the period covered by the report to the Trustees on the Registrant’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement is included in the Registrant’s financial statements, which is included in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), is filed herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 6, 2024

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 6, 2024